As filed with the Securities and Exchange Commission on April 28, 2004
===============================================================================



                                File No. 333-99191


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-4

                        REGISTRATION STATEMENT UNDER THE
                       [X]   SECURITIES ACT OF 1933


                       [ ] Pre-Effective Amendment No.

                       [X] Post-Effective Amendment No. 2



                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                       [X] INVESTMENT COMPANY ACT OF 1940


                       [X]     Amendment No. 12


                        (Check appropriate box or boxes)

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
                           (Exact Name of Registrant)

                    AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                               (Name of Depositor)

                One American Square, Indianapolis, Indiana 46282
         (Address of Depositor's Principal Executive Offices) (Zip Code)

                  Depositor's Telephone Number: (317) 285-1877

                              John C. Swhear, Esq.
                     American United Life Insurance Company
                              One American Square
                          Indianapolis, Indiana 46282
                     (Name and Address of Agent for Service)


                                   Copies to:
                              Ethan D. Corey, Esq.
                           Dechert 1775 Eye St., N.W.
                           Washington, D.C. 20006-2401

It is proposed that this filing will become effective (Check appropriate Space)

_____    immediately upon filing pursuant to paragraph (b) of Rule 485



 X
_____    on  May 1, 2004     pursuant to paragraph (b) of Rule 485
            ---------------



_____    60 days after filing pursuant to paragraph (a)(1) of Rule 485


_____    on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

_____ this post-effective amendment designates a new effective date for a previously filed amendment.





                                                 CROSS REFERENCE SHEET
                                                 Pursuant to Rule 495

               Showing Location in Part A (Prospectus) and Part B (Statement of Additional Information)
                             of Registration Statement of Information Required by Form N-4

PART A - PROSPECTUS

Item of Form N-4                          Prospectus Caption
----------------                          ------------------
 1. Cover Page ...........................  Cover Page
 2. Definitions ..........................  Definitions
 3. Synopsis .............................  Summary; Expense Table
 4. Condensed Financial Information ......  Condensed Financial Information
 5. General Description of Registrant,
    Depositor, and Portfolio Companies....  Information About AUL, The Variable
                                            Account, and the Funds; Voting of
                                            Shares of the Funds
 6. Deductions and Expenses ..............  Charges and Deductions
 7. General Description of Variable
    Annuity Contracts ....................  The Contracts; Premiums and Account
                                            Values During the Accumulation
                                            Period; Distributions; Summary
 8. Annuity Period .......................  Distributions
 9. Death Benefit ........................  Distributions
10. Purchases and Contract Values ........  Premiums and Account Values During
                                            the Accumulation Period
11. Redemptions ..........................  Distributions
12. Taxes ................................  Federal Tax Matters
13. Legal Proceedings ....................  Other Information
14. Table of Contents for the Statement
    of Additional Information ............  Statement of Additional Information


PART B - STATEMENT OF ADDITIONAL INFORMATION


Statement of Additional Information         Statement of Additional Information
Item of Form N-4                            Caption
-----------------------------------         ------------------------------------
15. Cover Page ...........................  Cover Page
16. Table of Contents ....................  Table of Contents
17. General Information and History ......  General Information and History
18. Services .............................  Custody of Assets; Independent
                                            Auditors
19. Purchase of Securities Being Offered .  Distribution of Contracts;
                                            (Prospectus) Charges and Deductions
20. Underwriters .........................  Distribution of Contracts
21. Calculation of Performance Data ......  Performance Information
22. Annuity Payments .....................  (Prospectus) Distributions
23. Financial Statements .................  Financial Statements


PART C - OTHER INFORMATION
Item of Form N-4                            Part C Caption
----------------                            --------------
24. Financial Statements and Exhibits ....  (Statement of Additional
                                            Information) Financial Statements
                                            and Exhibits
25. Directors and Officers of the
    Depositor.............................  Directors and Officers of AUL
26. Persons Controlled By or Under
    Common Control with the Depositor or
    Registrant............................  Persons Controlled By or Under
                                            Common Control with Registrant
27. Number of Contractowners .............  Number of Contractholders
28. Indemnification ......................  Indemnification
29. Principal Underwriters ...............  Principal Underwriters
30. Location of Accounts and Records .....  Location of Accounts and Records
31. Management Services ..................  Management Services
32. Undertakings..........................  Undertakings
    Signatures .........................    Signatures



                                   PROSPECTUS

                                       for

              Individual Flexible Premium Deferred Variable Annuity
                                   StarPoint





                                Dated May 1, 2004



                                  Sponsored by:
                    American United Life Insurance Company(R)
                                  P.O. Box 7127
                        Indianapolis, Indiana 46282-7127



                                       AUL

                                   Prospectus
             Individual Flexible Premium Deferred Variable Annuity
                                   StarPoint
                      INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                                   Offered By
                    American United Life Insurance Company(R)
                               One American Square
                           Indianapolis, Indiana 46282
                                 (317) 285-1877
                        Variable Products Service Office:
                 P.O. Box 7127, Indianapolis, Indiana 46282-7127
                           (800) 537-6442 WWW.AUL.COM




     This Prospectus describes individual variable annuity contracts (the "Contracts") offered by American United Life Insurance Company(R) ("AUL" or the "Company") subject to approval in individual states. AUL designed the Contracts for use in connection with retirement plans and deferred compensation plans for individuals. Contract Owners may use the Contracts in connection with retirement plans that meet the requirements of Sections 401(a), 403(b), 408, 408A or 457 of the Internal Revenue Code.

     This Prospectus describes Contracts for which Premiums may vary in amount and frequency, subject to certain limitations ("Flexible Premium Contracts"), which provide for the accumulation of values on either a variable basis, a fixed basis, or both. The Contracts also provide several options for fixed and variable annuity payments to begin on a future date.

     A Contract Owner may allocate Premiums designated to accumulate on a variable basis to one or more of the Investment Accounts of a separate account of AUL. The separate account is named the AUL American Individual Variable Annuity Unit Trust (the "Variable Account"). Each Investment Account invests exclusively in shares of one of the following Mutual Fund Portfolios:




OneAmerica Funds, Inc.                                                Fidelity(R) VIP Contrafund(R)
  OneAmerica Asset Director                                           Fidelity(R) VIP Equity-Income
  OneAmerica Investment Grade Bond                                    Fidelity(R) VIP Growth
  OneAmerica Money Market                                             Fidelity(R) VIP High Income
  OneAmerica Value                                                    Fidelity(R) VIP Index 500
AIM Variable Insurance Funds                                          VIP Overseas
  AIM V.I. High Yield f/k/a INVESCO VIF High Yield Fund             Janus Aspen Series
  AIM V.I. Real Estate f/k/a INVESCO VIF Real Estate                  Janus Aspen Series Flexible Income
     Opportunity Fund                                                 Janus Aspen Series Worldwide Growth
  INVESCO VIF-Dynamics Fund                                         Neuberger Berman Advisers Management Trust
  INVESCO VIF-Financial Services Fund                                 NB AMT Fasciano Class S
  INVESCO VIF-Health Sciences Fund                                    NB AMT Regency
  INVESCO VIF-Utilities Fund                                          NB AMT Limited Maturity Bond
Alger American Fund                                                 PBHG Insurance Series Fund
  Alger American Growth                                               PBHG Insurance Series Growth II
  Alger American Small Capitalization                                 PBHG Insurance Series Mid Cap Portfolio
American Century Variable Portfolios, Inc.                            PBHG Insurance Series Small Cap Portfolio
  American Century(R) VP Income & Growth                              PBHG Insurance Series Technology & Communications
  American Century(R) VP International                              Safeco Resource Series Trust
Calvert Variable Series, Inc.                                         Safeco RST Core Equity
  Calvert Social Mid Cap Growth                                       Safeco RST Growth Opportunities
Dreyfus Variable Investment Fund                                    T. Rowe Price Equity Series, Inc.
  Dreyfus VIF Appreciation Portfolio                                  T. Rowe Price Equity Income
Dreyfus Investment Portfolios                                         T. Rowe Price Mid-Cap Growth
  Drefus DIP Technology Growth Portfolio                            T. Rowe Price Fixed Income Series, Inc.
Fidelity(R) Variable Insurance Products Fund                          T. Rowe Price Limited-Term Bond
  Fidelity(R) VIP Asset Manager(SM)


     Premiums allocated to an Investment Account of the Variable Account will increase or decrease in dollar value depending on the investment performance of the corresponding mutual fund portfolios in which the Investment Account invests. These amounts are not guaranteed. Furthermore, a Contract Owner may allocate Premiums to AUL's Fixed Account. Such allocations will earn interest at rates that are paid by AUL as described in "The Fixed Account(s)."



     This Prospectus concisely sets forth information about the Contracts and the Variable Account that a prospective investor should know before investing. Certain additional information is contained in a "Statement of Additional Information," dated May 1, 2004, which has been filed with the Securities and Exchange Commission (the "SEC"). The Statement of Additional Information is incorporated by reference into this Prospectus. A prospective investor may obtain a copy of the Statement of Additional Information without charge by calling or writing AUL at the telephone number or address indicated above. A postage pre-paid envelope is provided for this purpose. The table of contents of the Statement of Additional Information is located at the end of this Prospectus.



     Expenses for Contracts with the Extra Credit Premium Rider may be higher than expenses for Contracts without the rider. If the rider is elected, the amount credited to the Contract may be more than offset by the additional fees and charges associated with the Extra Credit Premium Rider.

     Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the prospectus. Any representation to the contrary is a criminal offense.

     This prospectus should be accompanied by the current prospectuses for the fund or funds being considered. Each of these prospectuses should be read carefully and retained for future reference.



                   The date of this Prospectus is May 1, 2004.

                                TABLE OF CONTENTS
Description                                                Page
-----------                                                ----

DEFINITIONS.............................................      4

SUMMARY.................................................      6
  Purpose of the Contracts..............................      6
  Types of Contracts....................................      6
  The Variable Account and the Funds....................      6

  Summary of the Fixed Accounts.........................      7

   Market Value Adjusted Fixed Account..................      7
   Non-Market Value Adjusted Fixed Account..............      7
  Premiums..............................................      7
  Right to Examine......................................      7
  Transfers.............................................      7
  Charges...............................................      8
  Distributions.........................................      8
   Withdrawals..........................................      8
   Loan Privileges......................................      8
   The Death Benefit....................................      8
  Portfolio Rebalancing Program.........................      8
  Extra Credit Premium Rider............................      8
  Other Optional Benefit Riders.........................      8
  Exhange Offers........................................      8
  Contacting AUL........................................      8

EXPENSE TABLE...........................................      9

CONDENSED FINANCIAL INFORMATION.........................     10


INFORMATION ABOUT AUL, THE VARIABLE
ACCOUNT, AND THE FUNDS..................................     12
  American United Life Insurance Company(R).............     12
  Variable Account......................................     12
  The Funds.............................................     12
  OneAmerica Funds, Inc.................................     13
   OneAmerica Asset Director Portfolio..................     13
   OneAmerica Investment Grade Bond Portfolio...........     13
   OneAmerica Money Market Portfolio....................     13
   OneAmerica Value Portfolio...........................     13
  AIM Variable Insurance Funds..........................     13
   AIM V.I.High Yield Fund (Formerly INVESCO VIF High
      Yield Fund)..........................................  13
   AIM - V.I. Real Estate Fund (formerly INVESCO
      VIF Real Estate Opportunity Fund).................     13
   INVESCO VIF-Dynamics Fund............................     13
   INVESCO VIF-Financial Services Fund..................     13
   INVESCO VIF-Health Sciences Fund.....................     13
   INVESCO VIF-Utilities Fund...........................     14
  Alger American Fund...................................     14
   Alger American Growth Portfolio......................     14
   Alger American Small Capitalization Portfolio........     14
  American Century(R) Variable Portfolios, Inc..........     14
   American Century(R) VP Income & Growth Portfolio.....     14
   American Century(R) VP International Portfolio.......     14
  Calvert Variable Series, Inc..........................     14
   Calvert Social Mid Cap Growth Portfolio..............     14
  Dreyfus Variable Investment Fund......................     15
   Dreyfus VIF Appreciation.............................     15
  Dreyfus Investment Portfolios.........................     15
   Dreyfus DIP Technology Growth........................     15
  Fidelity(R) Variable Insurance Products Fund..........     15
   Fidelity(R) VIP Asset Manager(SM) Portfolio..........     15
   Fidelity(R) VIP Contrafund(R) Portfolio..............     15
   Fidelity(R) VIP Equity-Income Portfolio..............     15
   Fidelity(R) VIP Growth Portfolio.....................     15
   Fidelity(R) VIP High Income Portfolio................     15
   Fidelity(R) VIP Index 500 Portfolio..................     16
   Fidelity(R) VIP Overseas Portfolio...................     16
  Janus Aspen Series....................................     16
   Janus Aspen Series Flexible Income Portfolio.........     16
   Janus Aspen Series Worldwide Growth Portfolio........     16
 Neuberger Berman Advisers Management Trust ............     16
   NB AMT Fasciano Portfolio Class S....................     16
   NB AMT Limited Maturity Bond Portfolio ..............     16
   NB AMT Regency Portfolio ............................     17
   PBHG Insurance Series Fund ..........................     17
   PBHG Insurance Series Growth II Portfolio............     17
   PBHG Insurance Series Mid Cap Portfolio..............     17
   PBHG Insurance Series Small Cap Portfolio............     17
   PBHG Insurance Series Technology
    & Communications Portfolio..........................     17
  Safeco Resource Series Trust..........................     17
   Safeco RST Core Equity Portfolio.....................     17
   Safeco RST Growth Opportunities Portfolio............     17
  T. Rowe Price Equity Series, Inc......................     18
   T. Rowe Price Equity Income Portfolio................     18
   T. Rowe Price Mid-Cap Growth Portfolio...............     18
  T. Rowe Price Fixed Income Series, Inc................     18
   T. Rowe Price Limited-Term Bond Portfolio............     18

THE CONTRACTS...........................................     18
  General...............................................     18

PREMIUMS AND ACCOUNT VALUES
DURING THE ACCUMULATION PERIOD..........................     18
  Application for a Contract............................     18
  Premiums Under the Contracts..........................     18
  Right to Examine Period...............................     19
  Allocation of Premiums................................     19
  Transfers of Account Value............................     19
  Abusive Trading Practices.............................     20
   Late Trading.........................................     20
   Market Timing........................................     20
Dollar Cost Averaging Program.........................       20
   Ongoing Dollar Cost Averaging Program................     20
  Portfolio Rebalancing Program.........................     21
  Portfolio Optimizaton Program.........................     21
  Contract Owner's Variable Account Value...............     22
   Accumulation Units...................................     22
   Accumulation Unit Value..............................     22
   Net Investment Factor................................     22

+
CHARGES AND DEDUCTIONS..................................     22
  Premium Tax Charge....................................     22
  Withdrawal Charge.....................................     22
  Mortality and Expense Risk Charge.....................     23
  Annual Contract Fee...................................     23
  Administrative Fee....................................     23
  Rider Charges.........................................     23
  Other Charges.........................................     24
  Variations in Charges.................................     24
  Guarantee of Certain Charges..........................     24

Description                                                Page
-----------                                                ----
CHARGES AND DEDUCTIONS (continued)
  Expenses of the Funds.................................     24
DISTRIBUTIONS...........................................     24
  Cash Withdrawals......................................     24
  Loan Privileges.......................................     25
  Death Proceeds Payment Provisions.....................     25
   Standard Contractual Death Benefit...................     25
   Enhanced Death Benefit Rider.........................     26
   Death of the Owner...................................     26
   Death of the Annuitant...............................     26
  Payments from the Variable Account....................     26
  Annuity Period........................................     26
   General .............................................     26
   Fixed Payment Annuity................................     27
   Variable Payment Annuity.............................     27
   Payment Options......................................     27
   Selection of an Option...............................     28

THE FIXED ACCOUNT(S)....................................     28
  Summary of the Fixed Accounts.........................     28
   Non-Market Value Adjusted Fixed Account..............     28
   Market Value Adjusted Fixed Account..................     28
  Withdrawals...........................................     28
  Transfers.............................................     29
  Contract Charges......................................     29
  Payments from the Fixed Account(s)....................     29

MORE ABOUT THE CONTRACTS................................     29
  Designation and Change of Beneficiary.................     29
  Assignability.........................................     29
  Proof of Age and Survival.............................     29
  Misstatements.........................................     29
  Acceptance of New Premiums............................     29
  Optional Benefits.....................................     29
   Earnings Benefit Rider...............................     30
   Enhanced Earnings Benefit Rider......................     30
   Enhanced Death Benefit Rider.........................     30
   Extra Credit Premium Rider...........................     30
   Guaranteed Minimum Annuitization Benefit Rider.......     30
   Long Term Care Facility and Terminal Illness
    Benefit Rider.......................................     31
   Withdrawal Charge Reduction Rider....................     31

FEDERAL TAX MATTERS.....................................     31
  Introduction..........................................     31
  Diversification Standards.............................     31
  Taxation of Annuities in General-
   Non-Qualified Plans..................................     31
  Additional Considerations.............................     32
  Qualified Plans.......................................     33
  Qualified Plan Federal Taxation Summary...............     34
  403(b) Programs-Constraints on Withdrawals............     34
  403(b) Programs-Loan Privileges.......................     35

OTHER INFORMATION.......................................     35
  Voting of Shares of the Funds.........................     35
  Substitution of Investments...........................     35
  Changes to Comply with Law and Amendments.............     36
  Reservation of Rights.................................     36
  Periodic Reports......................................     36
  Legal Proceedings.....................................     36
  Legal Matters.........................................     36
  Financial Statements..................................     36

STATEMENT OF ADDITIONAL
INFORMATION ............................................     36

                                   DEFINITIONS

Various terms commonly used in this Prospectus are defined as follows:

403(b) PLAN - An arrangement by a public school organization or an organization that is described in Section 501(c)(3) of the Internal Revenue Code, including certain charitable, educational and scientific organizations, under which employees are permitted to take advantage of the federal income tax deferral benefits provided for in Section 403(b) of the Internal Revenue Code.

408 or 408A PLAN - A plan of individual retirement accounts or annuities, including a simplified employee pension plan, SIMPLE IRA or Roth IRA plan established by an employer, that meets the requirements of Section 408 or 408A of the Internal Revenue Code.

457 PLAN - A plan established by a unit of a state or local government or a tax-exempt organization under Section 457 of the Internal Revenue Code.


ACCOUNT VALUE - The total sum of a Contract Owner's value in the Variable Account, the Fixed Account(s) and the Loan Account. Initially, it is equal to the initial Premium less any applicable Premium tax and thereafter reflects the net result of Premiums, investment experience, charges deducted, and any withdrawals taken.


ACCUMULATION PERIOD - The period starting on the Contract Date and ending when the Contract is terminated, either through surrender, withdrawal(s), annuitization, payment of charges, payment of the death benefit, or a combination thereof.

ACCUMULATION UNIT - A unit of measure used to record amounts of increases to, decreases from, and accumulations in the Investment Accounts of the Variable Account during the Accumulation Period.

ANNUITANT - The person or persons on whose life or lives annuity payments depend.

ANNUITY - A series of payments made by AUL to an Annuitant or Beneficiary during the period specified in the Annuity Option.

ANNUITY DATE - The first day of any month in which an annuity begins under a Contract, which shall not be later than the required beginning date under applicable federal requirements.

ANNUITY OPTIONS - Options under a Contract that prescribe the provisions under which a series of annuity payments are made to an Annuitant, contingent Annuitant, or Beneficiary.

ANNUITY PERIOD - The period during which annuity payments are made.

ASSUMED INTEREST RATE (AIR) - The investment rate built into the Variable Payment Annuity table used to determine the first annuity payment.

AUL - American United Life Insurance Company(R).

BENEFICIARY - The person having the right to receive the death proceeds, if any, payable upon the death of the Contract Owner during the Accumulation Period, and the person having the right to benefits, if any, payable upon the death of an Annuitant during the Annuity Period under any Annuity Option other than a survivorship option (i.e., Option 3-under which the contingent Annuitant has the right to benefits payable upon the death of an Annuitant).


BUSINESS DAY - A day on which AUL's Home Office is customarily open for business. Traditionally, in addition to federal holidays, AUL is not open for business on the day after Thanksgiving.


CASH VALUE - An Owner's Account Value minus the applicable withdrawal charge plus or minus any applicable Market Value Adjustment.

CONTRACT ANNIVERSARY - The yearly anniversary of the Contract Date.


CONTRACT DATE - The date shown as the Contract Date in a Contract. It will not be later than the date the initial Premium is accepted under a Contract, and it is the date used to determine Contract Years and Contract Anniversaries.

CONTRACT OWNER - The person entitled to the ownership rights under the Contract and in whose name the Contract is issued. A trustee or custodian may be designated to exercise an Owner's rights and responsibilities under a Contract in connection with a retirement plan that meets the requirements of Section 401 or 408 of the Internal Revenue Code. An administrator, custodian, or other person performing similar functions may be designated to exercise an Owner's responsibilities under a Contract in connection with a 403(b) or 457 Program. The term "Owner," as used in this Prospectus, shall include, where appropriate, such a trustee, custodian, or administrator.


CONTRACT YEAR - A period beginning with one Contract Anniversary, or, in the case of the first Contract Year, beginning on the Contract Date, and ending the day before the next Contract Anniversary.

DEATH PROCEEDS - The amount payable to the Beneficiary by reason of the death of the Annuitant or Owner during the Accumulation Period in accordance with the terms of the Contract.

EMPLOYEE BENEFIT PLAN - A pension or profit sharing plan established by an Employer for the benefit of its employees and which is qualified under Section 401 of the Internal Revenue Code.

FIRST YEAR PREMIUM - Premium received by AUL from a Contract Owner with an effective date in the first Contract Year.

FIXED ACCOUNT - An account that is part of our General Account, and is not part of or dependent on the investment performance of the Variable Account.

FIXED ACCOUNT VALUE - The total value under a Contract allocated to any of the Fixed Account(s).

FREE WITHDRAWAL AMOUNT - The amount that may be withdrawn without incurring withdrawal charges, which is 12% of the Account Value as of the first withdrawal, in the first Contract Year, and 12% of the Account Value as of the most recent Contract Anniversary thereafter.


FUNDS - A diversified, open-end management investment company commonly referred to as a mutual fund, or a portfolio thereof.


GENERAL ACCOUNT - All assets of AUL other than those allocated to the Variable Account or to any other separate account of AUL.

GUARANTEED PERIOD - The period of time in years that the interest rate on an MVA Fixed Account is guaranteed. Guaranteed Periods may be 1, 3, 5, 7, or 10 years in length or other duration offered from time to time by AUL.



HOME OFFICE - The Variable Products Service Office at AUL's principal business office, One American Square, P.O. Box 7127, Indianapolis, Indiana 46206-7127,
(800) 537-6442.  WWW.AUL.COM.



HR-10 PLAN - An Employee Benefit Plan established by a self-employed person in accordance with Section 401 of the Internal Revenue Code.

INVESTMENT ACCOUNT/INVESTMENT OPTION - One or more of the subdivisions of the Separate Account. Each Investment Account is invested in a corresponding Portfolio of a particular mutual fund.

LOAN ACCOUNT - A portion of the Account Value which is collateral for loan amounts.



NET CASH VALUE - Cash Value less outstanding loans and loan interest.

OWNER - See "Contract Owner."

PREMIUM(S) - The amounts paid to AUL as consideration for the Contract. In those states that require the payment of premium tax upon receipt of a premium by AUL, the term "premium" shall refer to the amount received by AUL net of the amount deducted for premium tax.

PROPER NOTICE - Notice that is received at our Home Office in a form that is acceptable to Us.

SEPARATE  ACCOUNT - AUL American  Individual  Variable  Annuity Unit Trust.  The
Separate Account is segregated into several Investment Accounts each of which invests in a corresponding mutual fund portfolio.



VALUATION DATE - Each date on which the Investment Accounts are valued, which currently includes each Business Day that is also a day on which the New York Stock Exchange is open for trading.



VALUATION PERIOD - The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date. Generally, the Valuation Date is "closed" at or about 4:00 P.M. eastern standard time, on each day the NYSE is open for trading. The Valuation Date may close earlier than 4:00 P.M. EST if the NYSE closes earlier than 4:00 P.M. and it is possible to determine the net asset value at that time.

VARIABLE ACCOUNT - The Separate Account.

VARIABLE ACCOUNT VALUE - The Account Value of this Contract which is invested in one or more Investment Accounts.

WE - "We", "Us", or "Our", means AUL.

YOU - "You" or "Your" means the Owner of this Policy.

                                     SUMMARY

     This summary is intended to provide a brief overview of the more significant aspects of the Contracts. Later sections of this Prospectus, the Statement of Additional Information, and the Contracts provide further detail. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contracts involving the Variable Account. The pertinent Contract and "The Fixed Account" section of this Prospectus briefly describe the Fixed Account.

PURPOSE OF THE CONTRACTS

     AUL offers the individual variable annuity contracts ("Contracts") described in this Prospectus for use in connection with taxable contribution retirement plans and deferred compensation plans for individuals (collectively "non-Qualified Plans"). AUL also offers the Contracts for use by individuals in connection with retirement plans that meet the requirements of Sections 401, 403(b), 457, 408 or 408A of the Internal Revenue Code, allowing for pre-tax contributions (collectively "Qualified Plans"). While a Contract Owner may benefit from tax deferral under a Qualified Plan without the use of a variable annuity contract, variable annuities may provide additional investment and insurance or annuity-related benefits to individual Contract Owners. A variable annuity contract presents a dynamic concept in retirement planning designed to give Contract Owners flexibility in attaining investment goals. A Contract provides for the accumulation of values on a variable basis, a fixed basis, or both, and provides several options for fixed and variable annuity payments. During the Accumulation Period, a Contract Owner can allocate Premiums to the various Investment Accounts of the Variable Account or to the Fixed Account. See "The Contracts."

     Investors should carefully consider the tax benefits and disadvantages of a Contract, and should consult a tax advisor. The tax benefits can be important for investors seeking retirement income. The Contract may be disadvantageous for those who do not plan to use the Contract as a source of retirement income. The tax treatment may not be important for investors using the Contract in connection with certain Qualified Plans. Investors should also consider the investment and annuity benefits offered by the Contracts.

TYPES OF CONTRACTS

     AUL offers Flexible Premium Contracts where Premium payments may vary in amount and frequency, subject to the limitations described herein.

THE VARIABLE ACCOUNT AND THE FUNDS

     AUL will allocate Premiums designated to accumulate on a variable basis to the Variable Account. See "Variable Account." The Variable Account is currently divided into subaccounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one of the portfolios of the following mutual funds:


Investment Account and                   Mutual Fund                                    Investment Advisor
 Corresponding Mutual Fund Portfolio
OneAmerica Asset Director                OneAmerica Funds, Inc.                         American United Life Insurance Company(R)
OneAmerica Investment Grade Bond         OneAmerica Funds, Inc.                         American United Life Insurance Company(R)
OneAmerica Money Market                  OneAmerica Funds, Inc.                         American United Life Insurance Company(R)
OneAmerica Value                         OneAmerica Funds, Inc.                         American United Life Insurance Company(R)
AIM V.I. High Yield Fund f/k/a           AIM Variable Insurance Funds                   A I M Advisors, Inc.
 INVESCO VIF-High Yield Fund
AIM V.I. Real Estate Fund f/k/a
 INVESCO VIF-Real Estate
 Opportunity Fund                        AIM Variable Insurance Funds                   A I M Advisors, Inc.
Alger American Growth                    Alger American Fund                            Fred Alger Management, Inc.
Alger American Small Capitalization      Alger American Fund                            Fred Alger Management, Inc.
American Century(R) VP Income & Growth   American Century(R) Variable Portfolios, Inc.  American Century(R) Investment
                                                                                                Management, Inc.
American Century(R) VP International     American Century(R) Variable Portfolios, Inc.  American Century(R) Investment
                                                                                                Management, Inc.
NB AMT Fasciano Class S                  Neuberger Berman Advisers Management Trust     Neuberger Berman Management Inc.
NB AMT Limited Maturity Bond             Neuberger Berman Advisers Management Trust     Neuberger Berman Management Inc.
NB AMT Regency                           Neuberger Berman Advisers Management Trust     Neuberger Berman Management Inc.

Calvert Social Mid Cap Growth            Calvert Variable Series, Inc.                  Calvert Asset Management Corporation
Dreyfus VIF Appreciation                 Dreyfus Variable Investment Fund               The Dreyfus Corporation, Fayez Sarofim
                                                                                                & Co., Sub-adviser, Dreyfus Variable
                                                                                                Investment Fund
Dreyfus DIP Technology Growth            Dreyfus Investment Portfolios                  Dreyfus Investments, a division of
                                                                                                Dreyfus Service Corporation, Dreyfus
                                                                                                Investment Portfolios
Fidelity(R) VIP Asset Manager            Fidelity(R) Variable Insurance Products Fund   Fidelity(R) Management & Research Company
Fidelity(R) VIP Contrafund(R)            Fidelity(R) Variable Insurance Products Fund   Fidelity(R) Management & Research Company
Fidelity(R) VIP Equity-Income            Fidelity(R) Variable Insurance Products Fund   Fidelity(R) Management & Research Company
Fidelity(R) VIP Growth                   Fidelity(R) Variable Insurance Products Fund   Fidelity(R) Management & Research Company
Fidelity(R) VIP High Income              Fidelity(R) Variable Insurance Products Fund   Fidelity(R) Management & Research Company
Fidelity(R) VIP Index 500                Fidelity(R) Variable Insurance Products Fund   Fidelity(R) Management & Research Company
Fidelity(R) VIP Overseas                 Fidelity(R) Variable Insurance Products Fund   Fidelity(R) Management & Research Company
INVESCO VIF-Dynamics Fund                AIM Variable Insurance Funds                   A I M Advisors, Inc., Sub-adviser INVESCO
                                                                                          Institutional (N.A.), Inc.
                                       6

The Variable Accounts and the Funds (continued)

Investment Account and                   Mutual Fund                                    Investment Advisor
 Corresponding Mutual Fund Portfolio

INVESCO VIF-Financial Services Fund      AIM Variable Insurance Funds                   A I M Advisors, Inc., Sub-adviser INVESCO
                                                                                          Institutional (N.A.), Inc.
INVESCO VIF-Health Sciences Fund         AIM Variable Insurance Funds                   A I M Advisors, Inc., Sub-adviser INVESCO
                                                                                          Institutional (N.A.), Inc.
INVESCO VIF-Utilities Fund               AIM Variable Insurance Funds                   A I M Advisors, Inc., Sub-adviser INVESCO
                                                                                          Institutional (N.A.), Inc.
Janus Aspen Series Flexible Income       Janus Aspen Series                             Janus Capital Management LLC
Janus Aspen Series Worldwide Growth      Janus Aspen Series                             Janus Capital Management LLC
PBHG Insurance Series Growth II          PBHG Insurance Series Fund                     Pilgrim Baxter & Associates, Ltd.
PBHG Insurance Series Mid Cap Portfolio  PBHG Insurance Series Fund                     Pilgrim Baxter & Associates, Ltd.
PBHG Insurance Series Small
  Cap Portfolio                          PBHG Insurance Series Fund                     Pilgrim Baxter & Associates, Ltd.
PBHG Insurance Series Technology &       PBHG Insurance Series Fund                     Pilgrim Baxter & Associates, Ltd.
 Communications
Safeco RST Core Equity                   Safeco Resource Series Trust                   Safeco Asset Management Company
Safeco RST Growth Opportunities          Safeco Resource Series Trust                   Safeco Asset Management Company
T. Rowe Price Equity Income              T. Rowe Price Equity Series, Inc.              T. Rowe Price Associates, Inc.
T. Rowe Price Limited-Term Bond          T. Rowe Price Fixed Income Series, Inc.        T. Rowe Price Associates, Inc.
T. Rowe Price Mid-Cap Growth             T. Rowe Price Equity Series, Inc.              T. Rowe Price Associates, Inc.



     Each of the Funds has a different investment objective. A Contract Owner may allocate Premiums to one or more of the Investment Accounts available under a Contract. Premiums allocated to a particular Investment Account will increase or decrease in dollar value depending upon the investment performance of the corresponding mutual fund portfolio in which the Investment Account invests. These amounts are not guaranteed. The Contract Owner bears the investment risk for amounts allocated to an Investment Account of the Variable Account.

SUMMARY OF THE FIXED ACCOUNTS


     A Contract Owner may allocate Premiums to one of several fixed accounts which are part of AUL's General Account. The Contracts offer a Non-MVA Fixed Account. The Non-MVA Fixed Account(s) may not be available in all states.

Market Value Adjusted Fixed Accounts

     Market Value Adjusted Fixed Accounts provide a guaranteed rate of interest over five different maturity durations: currently, one (1), three (3), five (5), seven (7) or ten (10) years. AUL will credit the Fixed Account the declared interest rate for the duration selected unless a distribution from the Market Value Adjusted Fixed Account occurs for any reason. If such a distribution occurs, AUL will subject the proceeds to a market value adjustment, resulting in either an increase or decrease in the value of the distributed proceeds, depending on interest rate fluctuations. No market value adjustment will be applied to a Market Value Adjusted Fixed Account if the allocations are held until maturity. In that case, the Market Value Adjusted Fixed Account will be credited the declared rate for the duration selected. A Contract Owner must allocate a minimum amount of $1,000 to a Market Value Adjusted Fixed Account. MARKET VALUE ADJUSTED FIXED ACCOUNTS ARE NOT AVAILABLE IN ALL STATES. MARKET VALUE ADJUSTED FIXED ACCOUNT ARE NOT AVAILABLE IN ALL CONTRACTS.


Non-Market Value Adjusted Fixed Account

     A Contract Owner may allocate Premiums to the Non-Market Value Adjusted (Non-MVA) Fixed Account where the Non-MVA Fixed Account is approved by the state (currently, only Washington state). The Non-MVA Fixed Account is part of AUL's General Account. Amounts allocated to the Non-MVA Fixed Account earn interest at rates periodically determined by AUL. Generally, any current rate that exceeds the guaranteed rate will be effective for the Contract for a period of at least one year. These rates are guaranteed to be at least equal to a minimum effective annual rate ranging from 1% to 4%, depending on the Contract. THE NON-MARKET VALUE ADJUSTED FIXED ACCOUNT MAY NOT BE AVAILABLE IN ALL STATES.


PREMIUMS

     The Contract Owner may vary Premiums in amount and frequency. The minimum monthly APP (Automatic Premium Payment) is $500. Otherwise, the minimum Premium is $1,000. The minimum first year Premium is $1,000. The Contract Owner must deposit $5,000 by the fifth policy anniversary. See "Premiums under the Contracts."


RIGHT TO EXAMINE

     The Contract Owner has the right to return the Contract for any reason within ten calendar days of receipt (or a longer period if required by state law). If the Contract Owner exercises this right, AUL will treat the Contract as void from its inception. AUL will refund to the Contract Owner the Account Value. The Contract Owner bears all of the investment risk prior to the Company's receipt of request for cancellation. AUL will refund the Premium paid in those states where required by law and for all individual retirement annuities, if returned within seven days of receipt.

TRANSFERS

     A Contract Owner may transfer his or her Variable Account Value among the available Investment Accounts or to any of the available Fixed Accounts at any time during the Accumulation Period. The Contract Owner may transfer part of his or her Fixed Account Value to one or more of the available Investment Accounts during the Accumulation Period, subject to certain restrictions. The minimum transfer amount from any one Investment Account or from the Fixed Account is $500. If the Account Value in an Investment Account or the Fixed Account prior to a transfer is less than $500, then the minimum transfer amount is the Contract Owner's remaining Account Value in that account. If, after any transfer, the remaining Account Value in an Investment Account or in the Fixed Account would be less than $500, then AUL will treat that request as a request for a transfer of the entire Account Value.

     If we determine that the transfers made by or on behalf of one or more Owners are to the disadvantage of other Owners, the transfer right may be restricted. We also reserve the right to limit the size of transfers and remaining balances, to limit the number and frequency of transfers, and to discontinue telephone, interactive voice response or internet based transfers.

CHARGES

     AUL will deduct certain charges in connection with the operation of the Contracts and the Variable Account. These charges include a withdrawal charge assessed upon withdrawal or surrender, a mortality and expense risk charge, a Premium tax charge, an administrative fee, fees for selected optional benefit riders and an annual Contract fee. In addition, the Funds pay investment advisory fees and other expenses. For further information on these charges and expenses, see "Charges and Deductions."

DISTRIBUTIONS

Withdrawals


     The Contract Owner may surrender or take a withdrawal from the Account Value at any time before the Annuity Date. Withdrawals and surrenders are subject to the limitations under any applicable Qualified Plan and applicable law. The minimum withdrawal amount is $250.

     Certain retirement programs, such as 403(b) Programs, are subject to constraints on withdrawals and surrenders. See "403(b) Programs-Constraints on Withdrawals." See "Cash Withdrawals" for more information, including the possible charges and tax consequences of surrenders or withdrawals.


Loan Privileges

     Prior to the annuity date, the owner of a Contract qualified under Section 403(b) may take a loan from the Account Value subject to the terms of the Contract. The Plan and the Internal Revenue Code may impose restrictions on loans. Outstanding loans will reduce the amount of any Death Proceeds as well as reduce the amount of Account Value available for surrender.

The Death Benefit

     If a Contract Owner dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary. The amount of the death benefit is equal to the Death Proceeds. A death benefit will not be payable if the Contract Owner dies on or after the Annuity Date, except as may be provided under the Annuity Option elected. See "Death Proceeds Payment Provisions" and "Annuity Period."





ONGOING DOLLAR COST AVERAGING PROGRAM

     At any time, the Contract Owner may purchase units of an Investment Account over a period of time through the Ongoing Dollar Cost Averaging (Ongoing DCA) Program. Under the Ongoing DCA Program, the Contract Owner authorizes AUL to transfer a specific dollar amount from the OneAmerica Money Market Investment Account into one or more other Investment Accounts at the unit values determined on the dates of the transfers. These transfers will continue automatically until AUL receives notice to discontinue the Program, or until there is not enough money in the OneAmerica Money Market Investment Account to continue the Program. To participate in the Program, AUL requires a minimum deposit of $10,000 into the OneAmerica Money Market Investment Account. For further information, see the explanation under "Dollar Cost Averaging Program."

PORTFOLIO REBALANCING PROGRAM

     The Contract Owner may elect to automatically adjust his or her investment account balances consistent with the allocation most recently requested. AUL can do this on a quarterly or annual basis from the date on which the Portfolio Rebalancing Program commences.

EXTRA CREDIT PREMIUM RIDER

     The Extra Credit Premium Rider, if selected, offers a credit of 3%, 5% or 6% of the total first year premium payments (the "Credit"). There is a separate charge for this Rider. If an owner elects the Extra Credit Premium Rider at the time of application, AUL will credit an extra amount to the Contract each time the owner makes a premium payment within the first twelve months after the Contract is issued. Any withdrawals or surrender will result in the recapture of a portion of the Credit amount, according to the Credit vesting schedule. See "Expense Table" for detail regarding the charges for these riders. See "Extra Credit Premium Rider" below for more detail regarding the riders.


OTHER OPTIONAL BENEFIT RIDERS

     AUL offers other optional benefit riders with separate charges. A Contract Owner may add, at issue, an Enhanced Death Benefit Rider, a Withdrawal Charge Reduction Rider, an Earnings Benefit Rider, an Enhanced Earnings Benefit Rider or a Guaranteed Minimum Annuitization Benefit Rider. See "Optional Benefits" for a description of the benefits and "Expense Table" for detail regarding the charges for the individual benefits.




CONTACTING AUL

     Individuals should direct all written requests, notices, and forms required under these Contracts, and any questions or inquiries to AUL's Variable Products Office at the address and phone number shown on the front of this Prospectus.

                                  EXPENSE TABLE


     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expeses that you will pay at the time that you buy the contract, surrender the contract, or transfer Account Value between Investment Accounts. State Premium taxes may also be deducted. See "Premium Tax Charge." The information contained in the table is not generally applicable to amounts allocated to the Fixed Account or to annuity payments under an Annuity Option.

CONTRACT OWNER TRANSACTION EXPENSES

 DEFERRED SALES LOAD (As a percentage of first year premium surrendered; also referred to as a "WITHDRAWAL CHARGE")(1)

 Charge as a Percentage of First Year Premium on Withdrawals Exceeding 12% Free Withdrawal Amount(1)

Contract Year                       1      2        3        4        5        6       7        8 or more
-------------                       -      -        -        -        -        -       -        ---------

Flexible Premium                    7%     6%       5%       4%       3%       2%      1%       0%
 Contracts

Flexible Premium Contracts with
 the Withdrawal Charge Reduction
 Rider (optional)                   7%     6%       5%       4%       3%       0%      0%       0%


     (1) An amount  withdrawn  during a Contract  Year  referred  to as the Free
Withdrawal Amount will not be subject to a withdrawal charge. The Free Withdrawal Amount is 12% of the account value as of the first withdrawal, in the first contract year, and 12% of the account value as of the most recent Contract Anniversary thereafter. See "Withdrawal Charge."

     The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund expenses.

ANNUAL CONTRACT FEE

 Maximum Annual Contract fee for Contracts with less than $20,000............................................ $50
 Maximum Annual Contract fee for Contracts $20,000 or greater but less than $50,000.......................... $30
 Maximum Annual Contract fee for Contracts $50,000 or greater................................................ $ 0


SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of annual account value)

    Monthly Administrative Fee(2).......................................................................... 0.15%

    Standard Individual Deferred Variable Annuity(2)
        Mortality and expense risk fee..................................................................... 1.15%

    Optional Rider Expenses (as an equivalent annual percentage of average account value)
         Enhanced Death Benefit Rider(2)................................................................... 0.15%
         Earnings Benefit Rider(3)......................................................................... 0.30%
         Enhanced Earnings Benefit Rider(3)................................................................ 0.40%
         Guaranteed Minimum Annuitization Benefit(2)....................................................... 0.40%
         3% Extra Credit Premium Rider(3).................................................................. 0.55%
         5% Extra Credit Premium Rider(3).................................................................. 0.65%
         6% Extra Credit Premium Rider(3).................................................................. 0.75%
         Withdrawal Charge Reduction Rider(3).............................................................. 0.30%

    Optional Fees
         Transfer fee per transfer for transfers in excess of 24 in a Contract Year.......................$25.00

     (2) The Variable Account expenses set forth apply exclusively to allocations made to the Investment Account(s) of the Variable Account. Such charges do not apply to, and will not be assessed against, allocations made to the Fixed Account(s).

     (3) The expenses set forth apply to allocations made to both the Investment Account(s) of the Variable Account and the Fixed Account(s).




     The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.


Total Fund Annual Operating Expenses                    Minimum      Maximum


(expenses that are deducted from Fund
assets, including management fees, distribution
and/or service (12b-1) fees,
and other expenses)..................................    0.34%       1.40%

                                    EXAMPLE

     The Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses.

     The Example assume that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable time period:

                      1 Year          3 Years          5 Years          10 Years

Flexible Premium      $137.89          $206.99          $290.92          $490.46
 Contracts with
 Withdrawal Charge
 Reduction Rider

Flexible Premium       162.29           241.69           316.11           526.63
 Contracts without
 Withdrawal Charge
 Reduction Rider


(2) If you annuitize at the end of the applicable time period:

                      1 Year          3 Years          5 Years          10 Years

Flexible Premium      $137.89          $206.99          $258.32          $490.46
 Contracts with
 Withdrawal Charge
 Reduction Rider

Flexible Premium       162.29           241.69           264.44           526.63
 Contracts without
 Withdrawal Charge
 Reduction Rider

(3) If you do not surrender your contract:

                      1 Year          3 Years          5 Years          10 Years

Flexible Premium      $ 50.10          $152.60          $258.32          $490.46
 Contracts with
 Withdrawal Charge
 Reduction Rider

Flexible Premium        49.12           155.08           264.44           526.63
 Contracts without
 Withdrawal Charge
 Reduction Rider

                         CONDENSED FINANCIAL INFORMATION



     The following table presents Condensed Financial Information with respect to each of the Investment Accounts of the Variable Account for the period from the date of first deposit on January 1, 2003 to December 31, 2003. The following tables should be read in conjunction with the Variable Account's financial statements, which are included in the Variable Account's Annual Report dated as of December 31, 2003. The Variable Account's financial statements have been audited by PricewaterhouseCoopers LLP, the Variable Account's independent auditors.






                                               Accmulation Unit Value       Accumulation Unit Value    Number of Accumulations Units
Investment Account*                             at beginning of period        at end of period          Outstanding at end of period

OneAmerica Value

    2003                                           $ 5.00 (01/01/03)             $ 6.74                         2,102,262


OneAmerica Money Market

    2003                                           $ 5.00 (01/01/03)             $ 0.99                        10,301,307


OneAmerica Investment Grade Bond

    2003                                           $ 5.00 (01/01/03)             $ 5.18                         1,666,609


OneAmerica Asset Director

    2003                                           $ 5.00 (01/01/03)             $ 6.29                         2,409,208


Alger American Growth

    2003                                           $ 5.00 (01/01/03)             $ 6.67                         1,102,602


Alger American Small Cap

    2003                                           $ 5.00 (01/01/03)             $ 7.03                            71,160


American Century(R) VP International

    2003                                           $ 5.00 (01/01/03)             $ 6.15                            64,656

American Century(R) VP Income & Growth

    2003                                           $ 5.00 (01/01/03)             $ 6.38                           415,635



*All Investment Accounts represent Class B units.





                                               Accmulation Unit Value       Accumulation Unit Value    Number of Accumulations Units
Investment Account*                             at beginning of period        at end of period          Outstanding at end of period

Calvert Social Mid Cap Growth

    2003                                           $ 5.00 (01/01/03)             $ 6.50                             6,590

Fidelity(R) VIP High Income

    2003                                           $ 5.00 (01/01/03)             $ 6.28                           408,600


Fidelity(R) VIP Growth

    2003                                           $ 5.00 (01/01/03)             $ 6.56                           570,432


Fidelity(R) VIP Overseas

    2003                                           $ 5.00 (01/01/03)             $ 7.08                            51,541


Fidelity(R) VIP Asset Manager (SM)

    2003                                           $ 5.00 (01/01/03)             $ 5.82                           455,118


Fidelity(R) VIP Index 500

    2003                                           $ 5.00 (01/01/03)             $ 6.34                         1,420,457


Fidelity(R) VIP Equity-Income

    2003                                           $ 5.00 (01/01/03)             $ 6.43                           479,746


Fidelity(R) VIP Contrafund (R)

    2003                                           $ 5.00 (01/01/03)             $ 6.34                         1,715,316


INVESCO VIF-Dynamics

    2003                                           $ 5.00 (01/01/03)             $ 6.82                            22,123


INVESCO VIF-Financial Services

    2003                                           $ 5.00 (01/01/03)             $ 6.40                             3,786


INVESCO VIF-Health Sciences

    2003                                           $ 5.00 (01/01/03)             $ 6.29                            10,242


INVESCO VIF-Utlilities

    2003                                           $ 5.00 (01/01/03)             $ 5.81                           168,798


INVESCO VIF-Real Estate Opportunity

    2003                                           $ 5.00 (01/01/03)             $ 6.83                            14,576


INVESCO VIF-High Yield

    2003                                           $ 5.00 (01/01/03)             $ 6.45                            58,103


Janus Aspen Series Worldwide Growth

    2003                                           $ 5.00 (01/01/03)             $ 6.12                           861,225


Janus Aspen Series Flexible Income

    2003                                           $ 5.00 (01/01/03)             $ 5.25                         1,460,100


Neuberger AMT Fasciano Class S

    2003                                           $ 5.00 (05/01/03)             $ 6.25                            21,247


Neuberger AMT Regency

    2003                                           $ 5.00 (05/01/03)             $ 6.34                                 0


Neuberger AMT Limited Maturity Bond

    2003                                           $ 5.00 (05/01/03)             $ 5.01                             3,173


PBHG Growth II

    2003                                           $ 5.00 (01/01/03)             $ 6.20                            24,675


PBHG Technology & Communications

    2003                                           $ 5.00 (01/01/03)             $ 7.17                            14,540


PBHG Mid-Cap Value

    2003                                           $ 5.00 (05/01/03)             $ 6.47                             1,750


PBHG Small Cap

    2003                                           $ 5.00 (05/01/03)             $ 6.64                             9,483


SAFECO RST Core Equity

    2003                                           $ 5.00 (01/01/03)             $ 6.16                           104,253


SAFECO RST Growth Opportunities

    2003                                           $ 5.00 (01/01/03)             $ 7.05                           414,977


T. Rowe Price Equity Income

    2003                                           $ 5.00 (01/01/03)             $ 6.19                         1,346,603


T. Rowe Price Limited-Term Bond

    2003                                           $ 5.00 (01/01/03)             $ 5.15                         1,169,471


T. Rowe Price Mid-Cap Growth

    2003                                           $ 5.00 (01/01/03)             $ 6.83                         1,120,817

*All Investment Accounts represent Class B units.


           INFORMATION ABOUT AUL, THE VARIABLE ACCOUNT, AND THE FUNDS

AMERICAN UNITED LIFE INSURANCE COMPANY(R)

     AUL is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company ("MHC").


After conversion, the insurance company issued voting stock to a newly-formed stock holding company, OneAmerica Financial Partners, Inc. (the "Stock Holding Company"). The Stock Holding Company may, at some future time, offer shares of its stock publicly or privately; however, the MHC must always hold at least 51% of the voting stock of the Stock Holding Company, which in turn owns 100% of the voting stock of AUL. No plans have been formulated to issue any shares of capital stock of the Stock Holding Company at this time. The Stock Holding Company issued $200 million aggregate principal amount of its 7% senior notes due 2033 in 2003.

AUL conducts a conventional life insurance and annuity business. At December 31, 2003, the OneAmerica Financial Partners, Inc. enterprise, in which AUL is a partner, had assets of $14,040.8 million and had equity of $1,161.1 million.


     The principal underwriter for the Contracts is OneAmerica Securities, Inc., a wholly owned subsidiary of AUL. OneAmerica Securities, Inc. is registered as a broker-dealer with the SEC.


VARIABLE ACCOUNT

     AUL American Individual Variable Annuity Unit Trust was established by AUL on November 11, 1998, under procedures established under Indiana law. The income, gains, or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to other income, gains, or losses of AUL. Assets in the Variable Account attributable to the reserves and other liabilities under the Contracts are not chargeable with liabilities arising from any other business that AUL conducts. AUL owns the assets in the Variable Account and is required to maintain sufficient assets in the Variable Account to meet all Variable Account obligations under the Contracts. AUL may transfer to its General Account assets that exceed anticipated obligations of the Variable Account. All obligations arising under the Contracts are general corporate obligations of AUL. AUL may invest its own assets in the Variable Account, and may accumulate in the Variable Account proceeds from Contract charges and investment results applicable to those assets.

     The Variable Account is currently divided into sub-accounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one of the Funds. Premiums may be allocated to one or more Investment Accounts available under a Contract. AUL may in the future establish additional Investment Accounts of the Variable Account, which may invest in other securities, mutual funds, or investment vehicles.

     The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Variable Account or of AUL.

THE FUNDS



     Each of the Funds is a diversified, open-end management investment company commonly referred to as a mutual fund, or a portfolio thereof. Each of the Funds is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies or practices of the Fund. Each Fund has its own investment objective or objectives and policies. The shares of a Fund are purchased by AUL for the corresponding Investment Account at the Fund's net asset value per share, i.e., without any sales load. All dividends and capital gain distributions received from a Fund are automatically reinvested in such Fund at net asset value, unless otherwise instructed by AUL. AUL has entered into agreements with the Distributors/Advisors of AIM Advisors, Inc., American Century(R) Variable Portfolios, Inc., Calvert Variable Series, Inc., The Dreyfus Corporation Fayez Sarofim, Dreyfus Investments Fidelity(R) Investments, INVESCO Funds Group, Inc., Janus Capital Management LLC, Neuberger Berman Management, Inc.,Pilgrim Baxter & Associates, Safeco Asset Management Company, T. Rowe Price Equity Series, Inc. and T. Rowe Price Fixed Income Series, Inc., under which AUL has agreed to render certain services and to provide information about these funds to its Contract Owners and/or Participants who invest in these funds. Under these agreements and for providing these services, AUL receives compensation from the Distributor/Advisor of these funds, ranging from zero basis points until a certain level of Fund assets have been purchased to 25 basis points based on an annual service fee of average daily market value of shares owned by the Separate Account.



     The investment advisors of the Funds are identified in the Summary. All of the investment advisors are registered with the SEC as investment advisors. The Funds offer their shares as investment vehicles to support variable annuity contracts. The advisors or distributors to certain of the Funds may advise and distribute other investment companies that offer their shares directly to the public, some of which have names similar to the names of the Funds in which the Investment Accounts invest. These investment companies offered to the public should not be confused with the Funds in which the Investment Accounts invest. The Funds are described in their prospectuses, which accompany this prospectus.

     A  summary  of the  investment  objective  or  objectives  of each

Fund is provided below. There can be no assurance that any Fund will achieve its objective or objectives. More detailed information is contained in the Prospectus for the Funds, including information on the risks associated with the investments and investment techniques of each Fund.


ONEAMERICA FUNDS, INC.


OneAmerica Asset Director Portfolio

     Seeking long-term capital appreciation and some income to help cushion the volatility of equity investments. The OneAmerica Asset Director Portfolio invests in assets allocated among publicly traded common stock, debt securities (including convertible debentures) and money market securities utilizing a fully managed investment policy. The composition of the Portfolio will vary from time-to-time, based upon the advisor's evaluation of economic and market trends and the anticipated relative total return available from a particular type of security. Accordingly, at any given time, up to 100% of the Portfolio may be invested in any one sector such as common stocks, debt securities or money market instruments.

OneAmerica  Investment  Grade Bond Portfolio

     Seeking a high level of income with prudent investment risk and capital appreciation consistent with the primary objective. The OneAmerica Investment Grade Bond Portfolio invests primarily in investment grade fixed income securities. The Portfolio may invest no more than 10% of its assets in securities rated less than BBB or Baa (investment grade). It is intended that the Portfolio securities generally will be of sufficient credit quality to provide a high level of protection against loss of principal or interest. The Portfolio may also invest in money market instruments, repurchase agreements, reverse repurchase agreements, dollar-denominated foreign securities and other debt securities that are consistent with the maturity and credit quality criteria.

OneAmerica  Money  Market Portfolio

     Seeking to provide a level of current income while preserving assets and maintaining liquidity and investment quality. The OneAmerica Money Market Portfolio invests in short-term money market instruments of the highest quality that the advisor has determined present minimal credit risk. The Portfolio invests only in money market instruments denominated in U.S. dollars that mature in 13 months or less from the date of purchase. These instruments may include U.S. Government securities, commercial paper, repurchase agreements, reverse repurchase agreements, certificates of deposit and money market funds.

OneAmerica Value Portfolio

     Seeking long-term capital appreciation. The OneAmerica Value Portfolio invests primarily in equity securities selected on the basis of fundamental investment research for their long-term growth prospects. The Portfolio uses a value-driven approach in selecting securities, concentrating on companies which appear undervalued compared to the market and to their own historic valuation levels. Typically, at least 65% of the Portfolio's assets will be invested in common stocks listed on a national securities exchange or actively traded over-the-counter on the NASDAQ National Market System.

FOR ADDITIONAL INFORMATION CONCERNING ONEAMERICA FUNDS, INC. AND ITS PORTFOLIOS, PLEASE SEE THE ONEAMERICA FUNDS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

AIM VARIABLE INSURANCE FUNDS

AIM V.I. High Yield Fund (formerly Invesco VIF High Yield Fund)

     Seeks a high level of current income. Normally, the fund invests at least 80% of its net assets in non-investment grade debt securities, i.e., "junk" bonds. Investments may include investments in synthetic instruments with similar economic characteristics and may include futures and options. The fund will invest principally in junk bonds rated B or above by Moody's Investors Services, Inc. or BB or lower by Standard & Poor's Ratings. The fund may also invest in preferred stock and up to 25% of its total assets in foreign securities.

AIM - V.I. Real Estate Fund (formerly Invesco VIF Real Estate Opportunity Fund)

     Seeking to achieve high total return. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in the securities of real estate and real estate companies.

INVESCO  VIF Dynamics Fund

     Seeking long-term capital growth. The Fund invests at least 65% of its net assets in common stocks of mid-sized companies. The Managers define mid-sized companies that are included in the Russell Mid Cap Growth Index at the time of purchase, or if not included in that Index, have market capitalizations of between $2.5 billion and $15 billion at the time of purchase.

INVESCO VIF Financial Services Fund

     Seeking long-term capital growth. The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies involved in the financial services sector. These companies include, but are not limited to, banks (regional and moneycenters), insurance companies (life, property and casualty, and multi-line), investment and miscellaneous industries (asset managers, brokerage firms, and government-sponsored agencies), and suppliers to financial services companies. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers that present risk not associated with investing solely in the United States. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation. Portfolio turnover is greater than most funds, which may affect performance.

INVESCO VIF Health Sciences Fund

     Seeking long-term capital growth. The Fund normally invests at least 80% of its net assets in the equity securities and equity instruments related to health care. These companies include, but are not limited to, medical equipment or supplies, pharmaceuticals, biotechnology, and heath care providers and service companies. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers that present risk not associated with investing solely in the United States. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation. Portfolio turnover is greater than most funds, which may affect performance.

INVESCO VIF  Utilities Fund

     Seeking capital growth and income. The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in utilities-related industries. These include, but are not limited to, companies that produce, generate, transmit, or distribute natural gas or electricity, as well as companies that provide telecommunications services including local, long distance, and wireless. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers that present risk not associated with investing solely in the United States. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation. Portfolio turnover is greater than most funds, which may affect performance.

FOR ADDITIONAL INFORMATION CONCERNING AIM VARIABLE INSURANCE FUNDS AND ITS PORTFOLIOS, PLEASE SEE THE AIM VARIABLE INSURANCE FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

ALGER AMERICAN FUND

Alger American Growth Portfolio

     Seeking long-term capital appreciation. The Alger American Growth Portfolio seeks long-term capital appreciation by focusing on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Portfolio invests primarily in the equity securities of large companies. The Portfolio considers a large company to have a market capitalization of $1 billion or greater. This Portfolio is not restricted to any one type of security.

Alger American Small Capitalization Portfolio

     Seeking long-term capital appreciation. The Portfolio focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the Portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell 2000 Growth Index.

FOR  ADDITIONAL   INFORMATION   CONCERNING  THE  ALGER  AMERICAN  FUND  AND  ITS
PORTFOLIOS, PLEASE SEE THE ALGER AMERICAN FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.

American Century(R) VP Income & Growth Portfolio

     Seeking capital growth by investing in common stocks. Income is a secondary objective. This Fund employs a quantitative management approach with the goal of producing a total return that exceeds its benchmark, the S&P 500. The Fund invests mainly in large-company stocks, such as those in the S&P 500. The Fund invests mainly in large-company stocks, such as those in the S&P 500. The Fund invests mainly in the 1,500 largest publicly traded companies in the United States. The management team strives to outperform the S&P 500 over time while matching the risk characteristics of the index. Under normal market conditions, the Fund strives to remain essentially fully invested in stocks at all times. The Fund is typically diversified across a variety of industries and sectors. Individuals cannot invest directly in any index.


American Century(R) VP International Portfolio

     Seeking long-term capital growth. This Fund invests in common stocks of foreign companies that are considered by management to have better-than-average prospects for appreciation. The Fund invests primarily in securities of at least three issuers located in developed markets (excluding the United States). Although the primary investment of the Fund will be common stocks, the Fund may also invest its assets in varying amounts in other types of securities consistent with the accomplishment of the Fund's objectives. The Fund may make foreign investments either directly in foreign securities or indirectly by purchasing depositary receipts for foreign securities.

FOR ADDITIONAL INFORMATION CONCERNING AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC. AND ITS PORTFOLIOS, PLEASE SEE THE AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

CALVERT VARIABLE SERIES, INC.

Calvert Social Mid Cap Growth Portfolio

     Seeking long-term capital appreciation. The Calvert Social Mid Cap Growth Portfolio invests primarily in a non-diversified Portfolio of the stock securities of mid-sized companies that are undervalued but demonstrate a potential for growth. Investments may also include, but are not limited to, preferred stocks, foreign securities, convertible security bonds, notes and other debt securities. The Portfolio invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort.

FOR ADDITIONAL INFORMATION CONCERNING CALVERT VARIABLE SERIES, INC. AND ITS PORTFOLIO, PLEASE SEE THE CALVERT VARIABLE SERIES, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

DREYFUS VARIABLE INVESTMENT FUND

Dreyfus VIF Appreciation Portfolio

Seeking long-term capital growth consistent with the preservation of capital, the Portfolio has a secondary goal of current income. To pursue these goals, the Portfolio invests in the common stocks of blue chip companies having total market values of more than $5 billion at time of purchase. The Portfolio looks primarily for growth companies and generally maintains relatively large positions in the securities it purchases. Typically, the Portfolio employs a "buy and hold" investment strategy and seeks to keep annual turnover below 15%.

FOR ADDITIONAL INFORMATION CONCERNING THE DREYFUS VARIABLE INVESTMENT FUND AND ITS PORTFOLIO, PLEASE SEE THE DREYFUS VARIABLE INVESTMENT FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

DREYFUS INVESTMENT PORTFOLIOS

Dreyfus DIP Technology Growth Portfolio

Seeking capital appreciation by investing at least 80% of its assets in the stocks of growth companies of any size that Dreyfus believes to be leading producers or beneficiaries of technological innovation. Up to 25% of the Portfolio's assets may be invested in foreign equities. The Portfolio looks for sectors in technology that are expected to outperform on a relative scale. The more attractive sectors are overweighted; those sectors with less appealing prospects are underweighted.

FOR ADDITIONAL INFORMATION CONCERNING THE DREYFUS VARIABLE INVESTMENT FUND AND ITS PORTFOLIO, PLEASE SEE THE DREYFUS VARIABLE INVESTMENT FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND

Fidelity(R) VIP Asset Manager(SM)Portfolio

     Seeking high total return with reduced risk over the long-term. Fidelity Management & Research Company (FMR)'s principal investment strategies include:
Allocating the fund's assets among stocks, bonds, and short-term and money market instruments; maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments; adjusting allocation among asset classes gradually within the following ranges- stock class (30%-70%), bond class (20%-60%), and short-term/money market class (0%-50%); investing in domestic and foreign issuers; analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value to select investments; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.


Fidelity(R) VIP  Contrafund(R) Portfolio

     Seeks long-term capital appreciation. Fidelity Management & Research Company (FMR)'s principal investment strategies include: Normally investing primarily in common stocks; investing in securities of companies whose value it believes is not fully recognized by the public; investing in domestic and foreign issuers; investing in either "growth" stocks or "value" stocks or both; using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.

Fidelity(R)  VIP  Equity-Income Portfolio

     Seeks reasonable income and will also consider the potential for capital appreciation. Seeks a yield that exceeds the composite yield on the securities comprising the Standard & Poor's 500(SM) Index. (Individuals cannot invest directly in any index.) Fidelity Management & Research Company (FMR)'s principal investment strategies include: Normally investing at least 80% of assets in equity securities; normally investing primarily in income-producing equity securities, which tends to lead to investments in large cap "value" stocks; potentially investing in other types of equity securities and debt securities, including lower-quality debt securities; investing in domestic and foreign issuers; using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.

Fidelity(R) VIP Growth Portfolio

     Seeks to achieve capital appreciation. Fidelity Management & Research Company (FMR)'s principal investment strategies include: Normally investing primarily in common stocks; investing in companies that it believes have above-average growth potential (stocks of these companies are often called "growth" stocks); investing in domestic and foreign issuers; using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.

Fidelity(R)  VIP High Income Portfolio

     Seeks a high level of current income, while also considering growth of capital. Fidelity Management & Research Company (FMR)'s principal investment strategies include: Normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities; potentially investing in non-income producing securities, including defaulted securities and common stocks; investing in companies in troubled or uncertain financial condition; investing in domestic and foreign issuers; using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.


Fidelity(R) VIP Index 500 Portfolio

     Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500(R). FMR's principal investment strategies include: Normally investing at least 80% of assets in common stocks included in the S&P 500(R); using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, and earnings growth; lending securities to earn income for the fund; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.

Fidelity(R)  VIP  Overseas Portfolio

     Seeks long-term growth of capital. Fidelity Management and Research Company
(FMR)'s principal investment strategies include: Normally investing at least 80% of assets in non-U.S. securities; normally investing primarily in common stocks; allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole; using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.

FOR ADDITIONAL INFORMATION CONCERNING FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND ("VIP") AND ITS PORTFOLIOS, PLEASE SEE THE VIP PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


JANUS ASPEN SERIES

Janus Aspen Series Flexible Income Portfolio

     Seeking maximum total return consistent with preservation of capital. The Janus Aspen Series Flexible Income Portfolio normally invests at least 80% of its assets in income-producing securities and may have substantial holdings of debt securities rated below investment grade ("junk") bonds. The Portfolio may invest to a lesser degree in common stocks, stock securities or debt securities that are not currently paying dividends or interest. Additionally, this Portfolio may invest without limit in foreign securities, including those of corporate and government issuers.

Janus Aspen Series Worldwide Growth Portfolio

    Seeking long-term capital growth in a manner consistent with preservation of capital. The Janus Aspen Series Worldwide Growth Portfolio invests primarily in common stocks of foreign and domestic issuers. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may at times invest in fewer than five countries or even a single country. The Portfolio may invest up to 25% of its assets in mortgage and asset-backed securities, up to 10% of its assets in zero coupon, pay-in-kind and step coupon securities, and without limit in indexed/structured securities. The Portfolio will not invest more than 35% of its assets in high-yield/high-risk securities.

FOR ADDITIONAL INFORMATION CONCERNING JANUS ASPEN SERIES AND ITS PORTFOLIOS, PLEASE SEE THE JANUS ASPEN SERIES PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.



NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

NB AMT Fasciano Portfolio Class S

     Seeks long-term capital growth. The Portfolio manager also may consider a company's potential for current income prior to selecting it for the Portfolio. The Portfolio invests primarily in the common stocks of smaller companies, i.e. those with market capitalizations of less than $1.5 billion at the time the Portfolio first invests in them. The manager will look for companies with: strong business franchises that are likely to sustain long-term rates of earnings growth for a three to five year time horizon; and stock prices that the market has undervalued relative to the value of similar companies and that offer excellent potential to appreciate over a three to five year time horizon. The Portfolio has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

NB AMT Limited Maturity Bond Portfolio

     Seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal. The Portfolio invests mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers. These may include mortgage- and asset-backed securities. To enhance yield and add diversification, the Portfolio may invest up to 10% of net assets in securities that are below investment grade provided that, at the time of purchase, they are rated at least B by Moody's or Standard and Poor's, or if unrated by either of these, are believed by the managers to be of comparable quality. The Portfolio may also invest in foreign debt securities to enhance yield and/or total return. Although the Pportfolio may invest in securities of any maturity, it normally maintains an average Portfolio duration of four years or less. The Portfolio is authorized to change its goal without shareholder approval, although it currently does not intend to do so. It normally invests at least 80% of its assets in bonds and other debt securities and will not alter this policy without providing at least 60 days' prior notice to shareholders.

NB AMT Regency Portfolio

     Seeks growth of capital. The Portfolio invests mainly in common stocks of mid-capitalization companies. It seeks to reduce risk by diversifying among different companies and industries. The managers look for well-managed companies whose stock prices are undervalued. The Portfolio has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

FOR ADDITIONAL INFORMATION CONCERNING NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST AND ITS PORTFOLIOS, PLEASE SEE THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

PBHG INSURANCE SERIES FUND

PBHG Insurance Series Growth II Portfolio

     Seeking capital appreciation. The PBHG Insurance Series Growth II Portfolio invests at least 65% of its total assets in common stocks and convertible securities of small-and medium-sized growth companies (market capitalization or annual revenues up to $4 billion).


PBHG Insurance Series Mid Cap Portfolio

     Seeking to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk. Normally, the Portfolio invests at least 80% of its assets in equity securities, such as common stocks, issued by companies with market capitalizations within the range of the S&P Mid Cap 400 Index at the time of the Portfolio's investment. The equity securities in the Portfolio are primarily common stocks of medium-sized companies that Pilgram Baxter believes have sustainable long-term growth prospects but are currently trading at modest relative valuations given certain financial measurements, such as their price-to-earings ratios, dividend income potential and earnings power. The Portfolio's sector weightings are generally within 10% of the S&P Mid Cap 400's sector weightings.


PBHG Insurance Series Small Cap Portfolio

     Seeking to provide investors with the above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk. Under normal market conditions, the Portfolio invests at least 80% of its assets in equity securities, such as common stocks, issued by companies with market capitalizations within the range of the Russell 2000(R) Index at the time of the Portfolio's investment. The equity securities in the Portfolio are primarily common stocks that Pilgram Baxter believes have sustainable long-term growth prospects but are currently trading at modest relative valuations given certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. The Portfolio's sector weightings are generally within 10% of the Russell 2000's sector weightings.

PBHG Insurance Series  Technology &  Communications Portfolio

     Seeking long-term growth of capital. Current income is incidental to the Portfolio's goal. The PBHG Insurance Series Technology & Communications Portfolio will invest at least 80% of its total assets in common stocks of companies doing business in the technology and communications sector of the market. In addition, the Portfolio is concentrated, which means it will invest 25% or more of its total assets in the group of industries within the sector. The Portfolio invests in companies that may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting edge developments. The Portfolio's holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing, using or marketing scientific advances.

FOR MORE COMPLETE INFORMATION, INCLUDING INFORMATION ON CHARGES AND EXPENSES, CONCERNING THE PBHG INSURANCE SERIES FUND, PLEASE CALL (800) 433-0051 OR WRITE THE PBHG INSURANCE SERIES FUND FOR A PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

SAFECO RESOURCE SERIES TRUST

Safeco RST Core Equity Portfolio

     Seeking long-term capital growth and reasonable dividend income. The Safeco RST Core Equity Portfolio mainly invests in large cap stocks, the majority of which are considered core holdings where the manager has strong conviction in the three-to-five year earnings per share outlook. The remainder of stocks is special situation issues, which have a specific earnings catalyst for shorter periods of time (i.e., cost cutting, restructuring). Additionally, this Portfolio may invest in fixed-income (bond) securities in accordance with business and financial conditions. It invests primarily in dividend-paying common stocks.

Safeco RST Growth  Opportunities Portfolio

     Seeking capital growth. The Safeco RST Growth Opportunities Portfolio manager employs bottom up, fundamental research in the pursuit of rapidly growing companies. The buy discipline is primarily focused on small company stocks that are attractively priced on a valuation basis using both qualitative and quantitative screens. Most issues have excellent earnings growth potential, but are trading at discounts relative to their industry peers and the overall market. The manager will sell when outlook changes; however, the manager may keep holdings through periodic downturns.

FOR ADDITIONAL INFORMATION CONCERNING SAFECO RESOURCE SERIES TRUST AND ITS PORTFOLIOS, PLEASE SEE THE SAFECO RESOURCE SERIES TRUST PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

T. ROWE PRICE EQUITY SERIES, INC.

T. Rowe Price  Equity  Income Portfolio

     Seeking to provide a relatively conservative way to access substantial dividend income and long-term capital growth. The fund manager of the T. Rowe Price Equity Income Fund invests in common stocks of established companies expected to pay above-average dividends. The fund manager employs a value-oriented investment approach. He focuses on companies with an above-average dividend yield--a positive component of total return. The manager utilizes a thorough "bottom-up" fundamental research evaluation of each holding. Also, the manager will broadly diversify sector exposure seeking to reduce volatility.


T. Rowe Price Mid-Cap Growth Portfolio

     Seeking long-term capital appreciation through investments in mid-cap stocks with potential for above-average earnings growth. The Fund will normally invest at least 80% of net assets in a diversified portfolio of common stocks of mid-cap companies whose earnings T. Rowe Price expects to grow at a faster rate than the average company. Mid-Cap companies are defined as those whose market capitalization falls within the range of either the S&P Mid Cap 400 Index or the Russell Mid cap Growth Index. In selecting investments, management generally favors companies that have proven products or services; have a record of above-average earnings growth; have demonstrated potential to sustain earnings growth; operate in industries experiencing increasing demand; or have stock prices that appear to undervalue their growth prospects. While most of the assets will be invested in U.S. common stocks, the Portfolio may hold other securities including foreign securities, futures and options in keeping with the Portfolio's objective. Effective May 1, 2004, this Portfolio will not be available to new contracts.


T. ROWE PRICE FIXED INCOME SERIES, INC.

T.Rowe Price Limited-Term Bond Portfolio

     Seeking high level of income consistent with moderate fluctuations in principal value. The Fund normally invests at least 80% of its net assets in bonds and 65% of total assets in short- and intermediate-term bonds. There are no maturity limitations on individual securities but the Fund's dollar-weighted average effective maturity will not exceed five years. At least 90% of the Fund's Portfolio will consist of investment-grade securities. In an effort to enhance yield, up to 10% of assets can be invested in below-investment-grade securities.

FOR ADDITIONAL INFORMATION CONCERNING T. ROWE PRICE EQUITY SERIES, INC. AND T. ROWE PRICE FIXED INCOME SERIES, INC. AND THEIR PORTFOLIOS, PLEASE SEE THE T. ROWE PRICE EQUITY SERIES, INC. AND THE T. ROWE PRICE FIXED INCOME SERIES, INC. PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.



                                 THE CONTRACTS

GENERAL

     The Contracts are offered for use in connection with non-tax qualified retirement plans by an individual. The Contracts are also eligible for use in connection with certain tax qualified retirement plans that meet the requirements of Sections 401, 403(b), 408 or 408A of the Internal Revenue Code. Certain federal tax advantages are currently available to retirement plans that qualify as (1) self-employed individuals' retirement plans under Section 401, such as HR-10 Plans, (2) pension or profit-sharing plans established by an employer for the benefit of its employees under Section 401, (3) Section 403(b) annuity purchase plans for employees of public schools or a charitable, educational, or scientific organization described under Section 501(c)(3), and
(4) individual retirement accounts or annuities, including those established by an employer as a simplified employee pension plan or SIMPLE IRA plan under
Section 408, Roth IRA plan under Section 408A or (5) deferred compensation plans for employees established by a unit of a state or local government or by a tax-exempt organization under Section 457.

           PREMIUMS AND ACCOUNT VALUES DURING THE ACCUMULATION PERIOD

APPLICATION FOR A CONTRACT

     Any person or, in the case of Qualified Plans, any qualified organization, wishing to purchase a Contract must submit an application and an initial Premium to AUL, and provide any other form or information that AUL may require. AUL reserves the right to reject an application or Premium for any reason, subject to AUL's underwriting standards and guidelines.

PREMIUMS UNDER THE CONTRACTS

     Premium payments under the Contracts may be made at any time during the Contract Owner's life and before the Contract's Annuity Date. Premiums may vary in amount and frequency but each Premium payment must be at least $100 if paying Premiums through monthly APP (Automatic Premium Payment). Otherwise, the minimum is $1,000. Premiums must total at least $5,000 in the first five Contract Years. Premiums may not total more than $1 million in each of the first two Contract Years. In subsequent Contract Years, Premiums may not exceed $15,000 for non-Qualified Contracts or $30,000 for Qualified Contracts, unless otherwise agreed to by AUL.

     If the minimum Premium amounts are not met, AUL may, after 60 days notice, terminate the Contract and pay an amount equal to the Account Value as of the close of business on the effective date of termination. AUL may change the minimum Premiums permitted under a Contract, and may waive any minimum required Premium at its discretion.

     Annual Premiums under any Contract purchased in connection with a Qualified Plan will be subject to maximum limits imposed by the Internal Revenue Code and possibly by the terms of the Qualified Plan. See the Statement of Additional Information for a discussion of these limits or consult the pertinent Qualified Plan document. Such limits may change without notice.

     Initial Premiums must be credited to a Contract no later than the end of the second Business Day after it is received by AUL at its Home Office if it is preceded or accompanied by a completed application that contains all the information necessary for issuing the Contract and properly crediting the Premium. If AUL does not receive a complete application, AUL will notify the applicant that AUL does not have the necessary information to issue a Contract. If the necessary information is not provided to AUL within five Business Days after the Business Day on which AUL first receives an initial Premium or if AUL determines it cannot otherwise issue a Contract, AUL will return the initial Premium to the applicant, unless consent is received to retain the initial Premium until the application is made complete.

     Subsequent Premiums (other than initial Premiums) are credited as of the end of the Valuation Period in which they are received by AUL at its Home Office.

RIGHT TO EXAMINE PERIOD

     The Owner has the right to return the Contract for any reason within the Right to Examine Period which is a ten day period beginning when the Owner receives the Contract. If a particular state requires a longer Right to Examine Period, then eligible Owners in that state will be allowed the longer statutory period to return the Contract. The returned Contract will be deemed void and AUL will refund the Account Value as of the end of the Valuation Period in which AUL receives the Contract. The Contract Owner bears the investment risk during the period prior to the Company's receipt of request for cancellation. AUL will refund the Premium paid in those states where required by law and for individual retirement annuities (if returned within seven days of receipt).

ALLOCATION OF PREMIUMS

     In the Policy application, the Owner specifies the percentage of a Premium to be allocated to the investment accounts and to the Fixed Account(s). The sum of the allocations must equal 100%, with at least 1% of each Premium payment allocated to each account selected. All Premium allocations must be in whole percentages. AUL reserves the right to limit the number of Investment Accounts to which Premiums may be allocated. The Owner can change the allocation percentages at any time, subject to these rules, by providing Proper Notice to the Home Office. The change will apply to the Premium payments received with or after receipt of the notice.

     The initial Premium generally is allocated to the available Fixed Account(s) and the Investment Accounts in accordance with the allocation instructions on the date we receive the Premium at our Home Office. Subsequent Premiums are allocated as of the end of the Valuation Period during which we receive the Premium at our Home Office.

     In those states that require the refund of the greater of Premiums paid or Account Value, we generally allocate all Premiums received to our General
Account  prior to the end of the  "right  to  examine"  period.  We will  credit interest daily on Premiums so allocated. However, we reserve the right to allocate Premiums to the available Fixed Account(s) and the Investment Accounts of the Separate Account in accordance with the allocation instructions prior to the expiration of the "right to examine" period. At the end of the Right to Examine period, we transfer the Net Premium and interest to the Fixed Account(s) and the Investment Accounts based on the percentages selected in the application. For purposes of determining the end of the right to examine period, solely as it applies to this transfer, we assume that receipt of this Policy occurs 5 calendar days after the Contract Date.

TRANSFERS OF ACCOUNT VALUE


     All or part of an Owner's Account Value may be transferred among the Investment Accounts of the Variable Account or to the Fixed Account at any time during the Accumulation Period upon receipt of Proper Notice by AUL at its Home Office. The minimum amount that may be transferred from any one Investment Account is $500 or, if less than $500, the Owner's remaining Account Value in the Investment Account. If, after any transfer, the Owner's remaining Account Value in an Investment Account or in the Fixed Account would be less than $500, then such request will be treated as a request for a transfer of the entire Account Value.


     Currently, there are no limitations on the number of transfers between Investment Accounts available under a Contract or the Fixed Account. However, AUL may charge $25.00 for each transfer in excess of twenty four in any policy year. AUL reserves the right, however, to change the limitation on the minimum transfer, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend any transfer privileges. If we determine that the transfers made by or on behalf of one or more Owners are to the disadvantage of other Owners, we may restrict the rights of certain Owners. Owners will be notified of such restrictions in writing via the United States mail. We also reserve the right to limit the size of transfers and remaining balances, to limit the number and frequency of transfers, and to discontinue telephone, interactive voice response or internet based transfers. Any transfer from an Investment Account of the Variable Account shall be effected as of the end of the Valuation Date in which AUL receives the request in proper form. AUL has established procedures to confirm that instructions communicated by telephone or via the internet are genuine, which include the use of personal identification numbers and recorded telephone calls. Neither AUL nor its agents will be liable for acting upon instructions believed by AUL or its agents to be genuine, provided AUL has complied with its procedures.


ABUSIVE TRADING PRACTICES

LATE TRADING

     Some investors attempt to profit from trading in Investment Accounts after the close of the market, but before the Variable Account has actually been priced. Because the market has closed, these investors have actual knowledge of the price of the securities prior to its calculation. They are, therefore, executing trades with information that was not readily available to the market, thereby benefiting financially to the detriment of other Owners and Participants.

     AUL prohibits late trading in its Investment Accounts. The Variable Account dates and time stamps all trades from whatever source and allows only those trades received prior to the close of the market to receive that day's unit value. All trades received after this point will receive the next day's calculated unit value.

MARKET  TIMING

     Some investors attempt to profit from various short-term or frequent trading strategies commonly known as market timing. Excessive purchases and redemptions disrupt underlying portfolio management, hurt underlying fund performance and drive underlying fund expenses higher. These costs are borne by all Owners, including long-term investors who do not generate these costs.

     AUL discourages market timing and excessive trading. If you intend to engage in such practices, do not invest in the Variable Account. AUL reserves the right to reject any request to purchase or redeem units which it reasonably determines to be in connection with market timing or excessive trading by an investor or by accounts of investors under common control (for example, related contract owners, or a financial advisor with discretionary trading authority for multiple accounts).

     AUL does not always know and cannot always reasonably detect such trading; however, over time, AUL will develop certain indicators to serve to assist in monitoring the Variable Account for any abusive trading practices.

     Furthermore, AUL will not enter into any agreement with any individual, corporation, Plan or other entity that would permit such activity while discouraging it for other Owners.

     Some Funds may charge a redemption fee for short term trading in their Fund. Please consult the Fund prospectus for more details.


DOLLAR COST AVERAGING PROGRAM

     Owners who wish to purchase units of an Investment Account over a period of time may do so through the Dollar Cost Averaging ("DCA") Program. The theory of dollar cost averaging is that greater numbers of Accumulation Units are purchased at times when the unit prices are relatively low than are purchased when the prices are higher. This has the effect, when purchases are made at different prices, of reducing the aggregate average cost per Accumulation Unit to less than the average of the Accumulation Unit prices on the same purchase dates. However, participation in the Dollar Cost Averaging Program does not assure a Contract Owner of greater profits from the purchases under the Program, nor will it prevent or necessarily alleviate losses in a declining market.

     For example, assume that a Contract Owner requests that $1,000 per month be transferred from the OneAmerica Money Market Investment Account to the OneAmerica Value Investment Account. The following table illustrates the effect of dollar cost averaging over a six month period.

                    Transfer          Unit            Units
      Month          Amount           Value         Purchased
      -----          ------           -----         ---------

        1            $1,000            $20             50
        2            $1,000            $25             40
        3            $1,000            $30             33.333
        4            $1,000            $40             25
        5            $1,000            $35             28.571
        6            $1,000            $30             33.333

The average price per unit for these purchases is the sum of the prices ($180) divided by the number of monthly transfers (6) or $30. The average cost per Accumulation Unit for these purchases is the total amount transferred ($6,000) divided by the total number of Accumulation Units purchased (210.237) or $28.54. THIS TABLE IS FOR ILLUSTRATIVE PURPOSES ONLY AND IS NOT REPRESENTATIVE OF FUTURE RESULTS.




Ongoing Dollar Cost Averaging Program

     Under the Ongoing DCA Program, the owner deposits Premiums into the OneAmerica Money Market Investment Account ("MMIA") and then authorizes AUL to transfer a specific dollar amount from the MMIA into one or more other Investment Accounts at the unit values determined on the dates of the transfers. This may be done monthly, quarterly, semi-annually, or annually. These transfers will continue automatically until AUL receives notice to discontinue the Program, or until there is not enough money in the MMIA to continue the Program, whichever occurs first. To participate in the Program, AUL requires a minimum deposit of $10,000 into the OneAmerica Money Market Investment Account.


     Currently, the minimum required amount of each transfer is $500, although AUL reserves the right to change this minimum transfer amount in the future. Transfers to any of the Fixed Accounts are not permitted under the Ongoing DCA Program. At least seven days advance written notice to AUL is required before the date of the first proposed transfer under the

Ongoing DCA Program. AUL offers the Ongoing Dollar Cost Averaging Program to Contract Owners at no charge and the Company reserves the right to temporarily discontinue, terminate, or change the Program at any time. Transfers under the Ongoing DCA Program will count toward the twenty four free transfers granted to each Contract per year. Contract Owners may change the frequency of scheduled transfers, or may increase or decrease the amount of scheduled transfers, or may discontinue participation in the Program at any time by providing written notice to AUL, provided that AUL must receive written notice of such a change at least five days before a previously scheduled transfer is to occur.

     Contract Owners may initially elect to participate in the Ongoing DCA Program, and if this election is made at the time the Contract is applied for, the Program will take effect on the first monthly, quarterly, semi-annual, or annual transfer date following the Premium receipt by AUL at its Home Office. The Contract Owner may select the particular date of the month, quarter, or year that the transfers are to be made and such transfers will automatically be performed on such date, provided that such date selected is a day that AUL is open for business and provided further that such date is a Valuation Date. If the date selected is not a Business Day or is not a Valuation Date, then the transfer will be made on the next succeeding Valuation Date.

PORTFOLIO REBALANCING PROGRAM

     You may elect to automatically adjust your Investment Account balances to be consistent with the allocation most recently requested. This will be done on a quarterly or annual basis from the date on which the Portfolio Rebalancing Program commences. The redistribution will not count toward the 24 free transfers permitted each Policy year. If the Dollar Cost Averaging Program has been elected, the Portfolio Rebalancing Program will not commence until the date following the termination of the Dollar Cost Averaging Program.


     You may elect this plan at any time. The Portfolio Rebalancing Program is not available on Contracts with outstanding loans. Portfolio rebalancing will terminate when you request any transfer or the day we receive Proper Notice instructing us to cancel the Portfolio Rebalancing Program. Portfolio Rebalancing is not available if you choose the Portfolio Optimization Program, as annual rebalancing is independently a part of that Program.


     We do not currently charge for this program. We reserve the right to alter the terms or suspend or eliminate the availability of portfolio rebalancing at any time.


Portfolio Optimization Program

     Portfolio  Optimization  is an asset  allocation  service  we offer for use within this variable annuity. Asset allocation is the distribution of investments among asset classes and involves decisions about which asset classes should be selected and how much of the total contract value should be allocated to each asset class. The theory of Portfolio Optimization is that diversification among asset classes can help reduce volatility over the long-term.

     AUL and Ibbotson Associates, one of the premier firms in designing asset allocation-based investment strategies, developed 5 model portfolios, each comprised of a carefully selected combination of AUL-offered Funds. Portfolio Optimization is a two-step process. First, Ibbotson performs an optimization analysis to determine the break down of asset classes. Optimization analysis requires forecasting returns, standard deviations and correlation coefficients of asset classes over the desired investing horizon and an analysis using a state-of-the art program and a statistical analytical technique known as "mean-variance optimization." Next, after the asset class exposures are known, Ibbotson determines how each investment option (underlying Portfolio) can be used to implement the asset class level allocations. The Portfolios are selected by evaluating the asset classes represented by the Portfolios and combining Portfolios to arrive at the desired asset class exposures. The Portfolio-specific analysis uses historical returns-based style analysis and asset performance and regression and attribution analyses. It may also include portfolio manager interviews. Based on this analysis, Portfolios are selected in a way intended to optimize returns for each model, given a particular level of risk tolerance.

     If you select a Portfolio Optimization model, your initial Purchase Payment (in the case of a new application) or Contract Value, as applicable, will be allocated to the investment options according to the model you select. Subsequent Purchase Payments, if allowed under your Contract, will also be allocated accordingly. The Program automatically rebalances your Contract annually, to maintain the asset allocation given in your Portfolio Optimization model.

     Generally on an annual basis, AUL and Ibbotson Associates evaluate all the Portfolio Optimization models. Each model may change and investment options may be added to or deleted from a model as a result of the annual analysis. After the annual analysis, we will automatically update your model to the new version. This means your allocations, and potentially the underlying investment options, will automatically change and your account value will be automatically rebalanced among the investment options in your model each year.

     You may change your model selection at any time with Proper Notice. You should consult with your registered representative to assist you in determining which model is best suited to your financial needs, investment time horizon, and is consistent with your risk comfort level. You should periodically review those factors to determine if you need to change models to reflect such changes. Your registered representative can assist you in completing the proper forms to enroll in Portfolio Optimization.

     Although the models are designed to optimize returns given the various levels of risk, there is no assurance that a model Portfolio will not lose money or that investment results will not experience some volatility. Historical market and asset class performance may differ in the future from the historical performance and assumptions upon which the models are built. Allocation to a single asset class may outperform a model, so that you would have obtained better returns in a single investment option or options representing a single asset class than in a model. Model Portfolio performance is dependent upon the performance of the component investment options. The timing of your investment and the frequency of automatic rebalancing may affect performance. The value of the Variable Accounts will fluctuate, and when redeemed, may be worth more or less than the original cost. We have the right to terminate or change the Portfolio Optimization service at any time.

     The Portfolio Optimization Program must be chosen if you elect the Guaranteed Minimum Annuitization Benefit Rider. If you elect that rider and later terminate the Portfolio Optimization Program, the rider will automatically terminate.





CONTRACT OWNER'S VARIABLE ACCOUNT VALUE

Accumulation Units

     Premiums allocated to the Investment Accounts available under a Contract are credited to the Contract in the form of Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Investment Account by the Accumulation Unit value for the particular Investment Account as of the end of the Valuation Period in which the Premium is credited. The number of Accumulation Units so credited to the Contract shall not be changed by a subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Investment Account and charges against the Investment Account.

Accumulation Unit Value

     AUL determines the Accumulation Unit value for each Investment Account of the Variable Account on each Valuation Date. The Accumulation Unit value for the OneAmerica Money Market Investment Account was initially set at one dollar $1 and all the other Investment Accounts were initially set at $5. Subsequently, on each Valuation Date, the Accumulation Unit value for each Investment Account is determined by multiplying the Net Investment Factor determined as of the end of the Valuation Date for the particular Investment Account by the Accumulation Unit value for the Investment Account as of the immediately preceding Valuation Period. The Accumulation Unit value for each Investment Account may increase, decrease, or remain the same from Valuation Period to Valuation Period in accordance with the Net Investment Factor.

Net Investment Factor


     The Net Investment Factor is used to measure the investment performance of an Investment Account from one Valuation Period to the next. For any Investment Account for a Valuation Period, the Net Investment Factor is determined by dividing (a) by (b) and then subtracting (c) from the result where:


     (a)  is equal to:


          (1) the net asset value per share of the Fund in which the Investment Account invests, determined as of the end of the Valuation Period, plus

          (2) the per share amount of any dividend or other distribution, if any, paid by the Fund during the Valuation Period, plus or minus

          (3) a credit or charge with respect to taxes, if any, paid or reserved for AUL during the Valuation Period that are determined by AUL to be attributable to the operation of the Investment Account (although no federal income taxes are applicable under present law and no such charge is currently assessed);

     (b) is the net asset value per share of the Fund determined as of the end of the preceding Valuation Period.


     (c) is a daily charge factor determined by AUL to reflect the fee assessed against the assets of the Investment Account for the mortality and expense risk charge.


                             CHARGES AND DEDUCTIONS
Premium Tax Charge


     Various states impose a tax on Premiums received by insurance companies. Whether or not a Premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, the insurance tax laws, and AUL's status in a particular state. AUL assesses a Premium tax charge to reimburse itself for Premium taxes that it incurs. This charge will be deducted as Premium taxes are incurred by AUL, which is usually when an annuity is effected. Premium tax rates currently range from 0% to 3.5%, but are subject to change.


Withdrawal Charge

     No deduction for sales charges is made from Premiums for a Contract. However, if a cash withdrawal is made or the Contract is surrendered by the Owner a withdrawal charge (which may also be referred to as a contingent deferred sales charge), may be assessed by AUL on the amount withdrawn if the Contract is within the withdrawal charge period. The withdrawal charge period varies depending upon whether the Contract Owner elected the Withdrawal Charge Reduction Rider. An amount withdrawn during a Contract Year referred to as the Free Withdrawal Amount will not be subject to an otherwise applicable withdrawal charge. The Free Withdrawal Amount is 12% of Account Value as of the most recent Contract Anniversary, or 12% of the account value as of the first withdrawal in the first Contract Year.

     The chart below illustrates the amount of the withdrawal charge that applies to the Contracts based on the number of years that the Contract has been in existence.

 Charge as a Percentage of First Year Premium on Withdrawals Exceeding 12% Free Withdrawal Amount
 -----------------------------------------------------------------------------------------------

Contract Year             1      2        3        4        5        6       7        8 or more

Flexible Premium
  Contracts               7%     6%       5%       4%       3%       2%      1%       0%

Flexible Premium Contracts
  with Withdrawal Charge
  Reduction Rider         7%     6%       5%       4%       3%       0%      0%       0%


     In no event will the amount of any withdrawal charge, when added to any withdrawal charges previously assessed against any amount withdrawn from a Contract, exceed 8% of the total Premiums paid. In addition, no withdrawal charge will be imposed upon payment of Death Proceeds under the Contract.


     A withdrawal charge may be assessed upon annuitization of a Contract. No withdrawal charge will apply if a life annuity or survivorship annuity option is selected and if the Contract is in its fifth Contract Year or later and a fixed income option for a period of 10 or more years is chosen. Otherwise the withdrawal charge will apply. A withdrawal may result in taxable income to the Contract Owner.


     The withdrawal charge will be used to recover certain expenses relating to sales of the Contracts, including commissions paid to sales personnel and other promotional costs. AUL reserves the right to increase or decrease the withdrawal charge for any Contracts established on or after the effective date of the change, but the withdrawal charge will not exceed 8% of the total Premiums paid.

Mortality and Expense Risk Charge

     AUL deducts a daily charge from the Variable Account Value pro rata based on your amounts in each account. This amount is intended to compensate AUL for certain mortality and expense risks AUL assumes in offering and administering the Contracts and in operating the Variable Account. The charge is currently 1.15% as a percentage of average annual account value.

     The expense risk is the risk that AUL's actual expenses in issuing and administering the Contracts and operating the Variable Account will be more than the charges assessed for such expenses. The mortality risk borne by AUL is the risk that the Annuitants, as a group, will live longer than AUL's actuarial tables predict. AUL may ultimately realize a profit from this charge to the extent it is not needed to address mortality and administrative expenses, but AUL may realize a loss to the extent the charge is not sufficient. AUL may use any profit derived from this charge for any lawful purpose, including any distribution expenses not covered by the withdrawal charge.

Annual Contract Fee

     AUL deducts a maximum annual Contract fee from each Owner's Account Value pro rata based on your amounts in each account. The fee is assessed every year on a Contract if the Contract is in effect on the Contract Anniversary, and is assessed only during the Accumulation Period. When a Contract Owner annuitizes or surrenders on any day other than a Contract Anniversary, a pro rata portion of the charge for that portion of the year will not be assessed. The charge is deducted proportionately from the Account Value allocated among the Investment Accounts and the Fixed Account(s). The purpose of this fee is to reimburse AUL for the expenses associated with the operation of the Variable Account. AUL does not expect to profit from this fee. The fee is currently $50 for Contracts with Account Values less than $20,000; $30 for Contracts with Account Values $20,000 or greater, but less than $50,000; and, $0 for Contracts with Account Values $50,000 or greater.

Administrative Fee

     AUL deducts a monthly charge from the Variable Account Value pro rata based on your amounts in each account. This charge is assessed to reimburse AUL for the expenses associated with the administration of the Contracts. AUL may ultimately realize a profit from this charge to the extent it is not needed to address administrative expenses, but AUL may realize a loss to the extent the charge is not sufficient. AUL may use any profit derived from this charge for any lawful purpose, including any distribution expenses not covered by the withdrawal charge. The fee is currently 0.15% as a percentage of annual account value.

Rider Charges

     The addition of any riders will result in additional charges which will be deducted proportionately from either the Account Value or only the Variable Account Value.

     If the Enhanced Death Benefit Rider is elected, AUL deducts a monthly charge from the Variable Account Value pro rata based on your amounts in each account to pay for the Rider. The charge is currently 0.15% as an equivalent annual percentage of average Variable Account Value.

     If the Earnings Benefit Rider or the Enhanced Earnings Benefit is elected, AUL deducts a monthly charge from the Account Value pro rata based on your amounts in each account to pay for the Rider. The charge is currently 0.30% for the Earnings

Benefit Rider and 0.40% for the Enhanced Earnings Benefit Rider, both as an equivalent annual percentage of average Account Value.

     If the Guaranteed Minimum Annuitization Benefit Rider is elected, AUL deducts a monthly charge from the Variable Account Value pro rata based on your amounts in each account to pay for the Rider. The charge is currently 0.40% as an equivalent annual percentage of average Variable Account Value.


     If an Extra Credit Premium Rider is elected, AUL deducts a monthly charge from the Account Value pro rata based on your amounts in each account to pay for the Rider. The charge is currently 0.55% for the 3% Rider; 0.65% for the 5% Rider; and, 0.75% for the 6% Rider; all as an equivalent annual percentage of average Account Value.
Other Charges

     AUL may charge the Investment Accounts of the Variable Account for the federal, state, or local income taxes incurred by AUL that are attributable to the Variable Account and its Investment Accounts. No such charge is currently assessed. A transfer charge of $25.00 is imposed on all transfers in excess of twenty four in a Contract Year.

Variations in Charges

     AUL may reduce or waive the amount of the withdrawal charge and annual Contract fee for a Contract where the expenses associated with the sale of the Contract or the administrative costs associated with the Contract are reduced. For example, the withdrawal and/or annual Contract fee may be reduced in connection with acquisition of the Contract in exchange for another annuity Contract issued by AUL. AUL may also reduce or waive the withdrawal charge and annual Contract fee on Contracts sold to the directors or employees of AUL or any of its affiliates or to directors or any employees of any of the Funds.

Guarantee of Certain Charges

     AUL guarantees that the mortality and expense risk charge shall not increase once a Contract has been sold. AUL reserves the right to increase the mortality and expense risk charge on future Contracts. AUL may increase the Annual Contract fee or the Administrative Fee, but only to the extent necessary to recover the expenses associated with administration of the Contracts and operations of the Variable Account.

Expenses of the Funds

     Each Investment Account of the Variable Account purchases shares at the net asset value of the corresponding Fund. The net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Fund. The advisory fees and other expenses are not fixed or specified under the terms of the Contract and are described in the Funds' Prospectuses.

                                 DISTRIBUTIONS

Cash Withdrawals


     During the lifetime of the Annuitant, at any time before the Annuity Date and subject to the limitations under any applicable Qualified Plan and applicable law, a Contract may be surrendered or a withdrawal may be taken from a Contract. If a Contract Owner selects a variable payment annuity with no life contingency, he or she may also take a partial withdrawal or surrender the annuity during the annuity period. A surrender or withdrawal request will be effective as of the end of the Valuation Date that a Proper Notice is received by AUL at its Home Office. Generally, surrender or withdrawal requests will be paid within seven calendar days. Withdrawals are not available during the Right to Examine Period.


     If we receive proper notice of a full surrender request, we will pay the Net Cash Value as of the end of the Valuation Period to the Owner.


     A withdrawal may be requested for a specified percentage or dollar amount of an Owner's Account Value. Upon payment, the Owner's Account Value will be reduced by an amount equal to the payment, plus any positive or negative market value adjustment on the amounts withdrawn from the MVA Fixed Accounts, and any applicable withdrawal charge. We reserve the right to treat requests for a withdrawal that would leave an Account Value of less than $2,500 as a request for a surrender. AUL may change or waive this provision at its discretion. The minimum amount that may be withdrawn from a Contract Owner's Account Value is $250. In addition, Contracts issued in connection with certain retirement programs may be subject to constraints on withdrawals and surrenders.


     The amount of a withdrawal will be taken from the Investment Accounts and the Fixed Account(s) as instructed. If the Owner does not specify, withdrawals will be made in proportion to the Owner's Account Value in the various Investment Accounts and the Fixed Account(s). A withdrawal will not be effected until Proper Notice is received by AUL at its Home Office.


     In addition to any withdrawal charges or applicable market value adjustments, a surrender or a withdrawal may be subject to a Premium tax charge for any tax on Premiums that may be imposed by various states. See "Premium Tax Charge." A surrender or withdrawal may result in taxable income and in some cases a tax penalty. See "Tax Penalty for All Annuity Contracts" in the Statement of Additional Information. Owners of Contracts used in connection with a Qualified Plan should refer to the terms of the applicable Qualified Plan for any limitations or restrictions on cash withdrawals. The tax consequences of a surrender or withdrawal under the Contracts should be carefully considered. See "Federal Tax Matters."

Loan Privileges

     Loan privileges are only available on Contracts qualified under 403(b). Prior to the Annuitization Date, the Owner of a Contract qualified under 403(b) may receive a loan from the Account Value subject to the terms of the Contract, the specific 403(b) plan, and the Internal Revenue Code, which may impose restrictions on loans.

     Loans from a 403(b) qualified Contracts are available beginning 30 days after the Issue Date. The Contract Owner may borrow a minimum of $1,000. Loans may only be secured by the Account Value. In non-ERISA plans, for Account Values up to $20,000, the maximum loan balance which may be outstanding at any time is 80% of the Account Value, but not more than $10,000. If the Account Value is $20,000 or more, the maximum loan balance which may be outstanding at any time is 40% of the Account Value, but not more than $50,000. For ERISA plans, the maximum loan balance which may be outstanding at any time is 50% of the Account Value, but not more than $50,000. The $50,000 limit will be reduced by the highest loan balances owed during the prior one-year period. Additional loans are subject to the Contract minimum amount. The aggregate of all loans may not exceed the Account Value limitations stated above.

     All loans are made from the Loan Account. An amount equal to the principal amount of the loan will be transferred to the Loan Account. The Owner can specify the Investment Accounts from which collateral will be transferred. If no allocation is specified, collateral will be transferred from each Investment Account and from the Fixed Account(s) (subject to any applicable market value adjustment) in the same proportion that the Account Value in each Investment Account and the Fixed Account(s) bears to the total Account Value in those accounts on the date the loan is made.

     AUL will charge interest on any outstanding loan at an annual rate of 5%. Interest is due and payable on each Contract Anniversary while a loan is outstanding. If interest is not paid when due, the amount of the interest is added to the loan and becomes part of the loan. Due and unpaid interest will be transferred each Contract Anniversary from each Investment Account and the Fixed Account(s) to the Loan Account in the same proportion that each Investment Account value and the Fixed Account(s) bears to the total unloaned Account Value. The amount we transfer will be the amount by which the interest due exceeds the interest which has been credited on the Loan Account.

     The Loan Account will be credited with interest daily at an effective annual rate of not less than 3.0%. Beginning in the eleventh Policy Year, the amount in the Loan Account securing the loan will be credited with interest at an effective annual rate in excess of the minimum guaranteed rate of 3.0%. Any interest credited in excess of the minimum guaranteed rate is not guaranteed.

     Loans must be repaid in substantially level payments, not less frequently than quarterly, within five years. Loans used to purchase the principal residence of the Contract Owner may be repaid within 15 years. Loan repayments will be processed in the same manner as a Premium Payment. A loan repayment must be clearly marked as "loan repayment" or it will be credited as a Premium.

     If the Contract is surrendered while the loan is outstanding, the Cash Value will be reduced by the amount of the loan outstanding plus accrued interest. If the Contract Owner/Annuitant dies while the loan is outstanding, the Death Benefit will be reduced by the amount of the outstanding loan plus accrued interest. If annuity payments start while the loan is outstanding, the Cash Value will be reduced by the amount of the outstanding loan plus accrued interest. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer as permitted in the Internal Revenue Code.

     If a loan payment (which consists of principal and interest) is not made when due, interest will continue to accrue, and the entire loan will be treated as a deemed Distribution, may be taxable to the borrower, and may be subject to a tax penalty. Interest which subsequently accrues on defaulted amounts may also be treated as additional deemed Distributions each year. Any defaulted amounts, plus accrued interest, will be deducted from the Contract when the Participant becomes eligible for a Distribution of at least that amount, and this amount may again be treated as a Distribution where required by law. Additional loans may not be available while a previous loan remains in default.

     The Company reserves the right to modify the term or procedures if there is a change in applicable law. The Company also reserves the right to assess a loan processing fee.

     Loans may also be subject to additional limitations or restrictions under the terms of the employer's plan. Loans permitted under this Contract may still be taxable in whole or part if the Participant has additional loans from other plans or contracts.

Death Proceeds Payment Provisions

     The Death Proceeds will be determined as of the end of the Valuation Period in which due proof of death is received by AUL at its Home Office.

     At the time of application, Contract Owners may select one of two death benefits available under the Contract as listed below (the enhanced death benefit option rider may not be available in all states at the time of application).

     If no selection is made at the time of application, the Death Benefit will be the Standard Contractual Death Benefit.


Standard Contractual Death Benefit

     The Death Proceeds under the Standard Contractual Death Benefit are equal to the greater of:

     1)   the Account Value less any outstanding loan and accrued interest

     2) the total of all Premiums paid less an adjustment for amounts previously surrendered and less any outstanding loan and accrued interest.


Enhanced Death Benefit Rider

     The Death Proceeds under the Enhanced Death Benefit Rider are equal to the greatest of:

     1)   the Account Value less any outstanding loan and accrued interest

     2) the total of all Premiums paid less an adjustment for amounts previously surrendered and less any outstanding loan and accrued interest

     3) the highest Account Value on any Contract Anniversary before the Owner's 86th birthday, less an adjustment for amounts previously surrendered, plus Premiums paid less any outstanding loan and accrued interest after the last Contract Anniversary

          After the Owner's 86th birthday, the Death Benefit will be equal to the highest Account Value just prior to the Owner's 86th birthday, less an adjustment for amounts previously surrendered, plus Premiums paid less any outstanding loan and accrued interest after the last Contract Anniversary.

Death of the Owner

     If the Contract Owner dies before the Annuity Date and the Beneficiary is not the Contract Owner's surviving spouse, the Death Proceeds will be paid to the Beneficiary. Such Death Proceeds will be paid in a lump-sum, unless the Beneficiary elects to have this value applied under a settlement option. The option also must have payments which are payable over the life of the Beneficiary or over a period which does not extend beyond the life expectancy of the Beneficiary. If the Contract is non-qualified, the payments must begin within one year of the Contract Owner's death, or the entire amount must be distributed by the fifth anniversary of the Contract Owner's death. If the Contract is an IRA or qualified retirement plan, the payments must begin by December 31 of the year after the Contract Owner's death, or the entire amount must be distributed by December 31 of the fifth year after the Contract Owner's death.

     If the Contract Owner dies before the Annuity Date and the Beneficiary is the Contract Owner's surviving spouse, the surviving spouse will become the new Contract Owner. The Contract will continue with its terms unchanged and the Contract Owner's spouse will assume all rights as Contract Owner. Within 120 days of the original Contract Owner's death, the Contract Owner's spouse may elect to receive the Death Proceeds or withdraw any of the Account Value without any early withdrawal charge. However, depending upon the circumstances, income tax and a tax penalty may be imposed upon such a withdrawal.

     Any amount payable under a Contract will not be less than the minimum required by the law of the state where the Contract is delivered.

Death of the Annuitant

     If the Annuitant dies before the Annuity Date and the Annuitant is not also the Contract Owner, then: (1) if the Contract Owner is not an individual, the Death Proceeds will be paid to the Contract Owner in a lump-sum; or (2) if the Contract Owner is an individual, a new Annuitant may be named and the Contract will continue. If a new Annuitant is not named within 120 days of the Annuitant's death, the Account Value, less any withdrawal charges, will be paid to the Contract Owner in a lump-sum.

     The Death Proceeds will be paid to the Beneficiary or Contract Owner, as appropriate, in a single sum or under one of the Annuity Options, as directed by the Contract Owner or as elected by the Beneficiary. If the Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax advisor should be consulted in considering payout options.

Payments from the Variable Account

     Payment of an amount from the Variable Account resulting from a surrender, withdrawal, transfer from an Owner's Account Value allocated to the Variable Account, or payment of the Death Proceeds, normally will be made within seven days from the date Proper Notice is received at AUL's Home Office. However, AUL can postpone the calculation or payment of such an amount to the extent permitted under applicable law, which is currently permissible for any period:
(a) during which the New York Stock Exchange is closed other than customary weekend and holiday closings; (b) during which trading on the New York Stock Exchange is restricted, as determined by the SEC; (c) during which an emergency, as determined by the SEC, exists as a result of which disposal of securities held by the Variable Account is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable Account; or (d) for such other periods as the SEC may, by order, permit for the protection of investors. For information concerning payment of an amount from the Fixed Account(s), see "The Fixed Account(s)."

ANNUITY PERIOD

General


     On the Annuity Date, the adjusted value of the Owner's Account Value may be applied to provide an annuity option on a fixed or variable basis, or a combination thereof. No withdrawal charge will apply if a life annuity or survivorship annuity option is selected and if the Contract is in its fifth Contract Year or later and a fixed income option for a period of 10 or more years is chosen. Otherwise, Contract Proceeds are equal to the Account Value less any applicable Withdrawal Charge.

     The Annuity Date is the date chosen for annuity payments to begin. Such date will be the first day of a calendar month unless otherwise agreed upon by Us. During the Accumulation Period, the Contract Owner may change the Annuity Date subject to approval by Us.

     Annuitization is irrevocable once payments have begun, unless a variable payment annuity with no life contingency is selected.

     When You annuitize, You must choose:

     1.  An annuity payout option, and

     2. Either a fixed payment annuity, variable payment annuity, or any available combination.

     A Contract Owner may designate an Annuity Date, Annuity Option, contingent Annuitant, and Beneficiary on an Annuity Election Form that must be received by AUL at its Home Office prior to the Annuity Date. AUL may also require additional information before annuity payments commence. If the Contract Owner is an individual, the Annuitant may be changed at any time prior to the Annuity Date. The Annuitant must also be an individual and must be the Contract Owner, or someone chosen from among the Contract Owner's spouse, parents, brothers, sisters, and children. Any other choice requires AUL's consent. If the Contract Owner is not an individual, a change in the Annuitant will not be permitted without AUL's consent. The Beneficiary, if any, may be changed at any time and the Annuity Date and the Annuity Option may also be changed at any time prior to the Annuity Date. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the Qualified Plan for pertinent limitations regarding annuity dates and options.

Fixed Payment Annuity

     The payment amount under a Fixed Payment Annuity option will be determined by applying the selected portion of the Contract Proceeds to the Fixed Payment Annuity table then in effect, after deducting applicable Premium taxes. The annuity payments are based upon annuity rates that vary with the Annuity Option selected and the age of the Annuitant, except that in the case of Option 1, Income for a Fixed Period, age is not a consideration. Payments under the Fixed Payment Annuity are guaranteed as to dollar amount for the duration of the Annuity Period.

Variable Payment Annuity

     The first payment amount under a Variable Payment Annuity option is set at the first valuation date after the Annuity Date by applying the selected portion of the Contract Proceeds to the Variable Payment Annuity table you select, after deducting applicable Premium taxes. Payments under the Variable Payment Annuity option will vary depending on the performance of the underlying Investment Accounts. The dollar amount of each variable payment may be higher or lower than the previous payment.

     1. Annuity Units and Payment Amount - The dollar amount of the first payment is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each annuity payment. The number of Annuity Units established remains fixed during the annuity payment period. The dollar amount of subsequent annuity payments is determined by multiplying the fixed number of Annuity Units by the Annuity Unit Value for the Valuation Period in which the payment is due.

     2. Assumed Investment Rate - The Assumed Investment Rate (AIR) is the investment rate built into the Variable Payment Annuity table used to determine your first annuity payment. You may select an AIR from 3%, 4% or 5% when you annuitize. A higher AIR means you would receive a higher initial payment, but subsequent payments would rise more slowly or fall more rapidly. A lower AIR has the opposite effect. If actual investment experience equals the AIR you choose, annuity payments will remain level. If you do not select an AIR, the default AIR will be 3%.

     3. Value of an Annuity Unit - The value of an Annuity Unit for an Investment Account for any subsequent Valuation Period is determined by multiplying the Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated, and multiplying the result by an interest factor to neutralize the AIR built into the Variable Payment Annuity table which you selected.

     4. Transfers - During the Annuity Period, transfers between Investment Accounts must be made in writing. We reserve the right to restrict transfers to no more frequently than once a year. Currently, there are no restrictions. Transfers will take place on the anniversary of the Annuity Date unless otherwise agreed to by us.

Payment Options

     All or any part of the proceeds paid at death or upon full surrender of this Contract may be paid in one sum or according to one of the following options:

     1.   Income  for  a  Fixed   Period.   Proceeds   are  payable  in  monthly
          installments for a specified number of years, not to exceed 20.

     2. Life Annuity. Proceeds are payable in monthly installments for as long as the payee lives. A number of payments can be guaranteed, such as 120, or the number of payments required to refund the proceeds applied.

     3. Survivorship Annuity. Proceeds are payable in monthly installments for as long as either the first payee or surviving payee lives.


     The Contract Proceeds may be paid in any other method or frequency of payment acceptable to us.

Contract Proceeds payable in one sum will accumulate at interest from the date of due proof of death or surrender to the payment date at the rate of interest then paid by us or at the rate specified by statute, whichever is greater.


     If a Contract Owner selects a variable payment annuity with no life contingency, he or she may take a partial withdrawal or surrender the annuity during the annuity period.


Selection of an Option

     Contract Owners should carefully review the Annuity Options with their financial or tax advisors. For Contracts used in connection with a Qualified Plan, the terms of the applicable Qualified Plan should be referenced for pertinent limitations respecting the form of annuity payments, the commencement of distributions, and other matters. For instance, annuity payments under a Qualified Plan generally must begin no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70 1/2 and is no longer employed. For Option 1, Income for a Fixed Period, the period elected for receipt of annuity payments under the terms of the Annuity Option generally may be no longer than the joint life expectancy of the Annuitant and Beneficiary in the year that the Annuitant reaches age 70 1/2 and must be shorter than such joint life expectancy if the Beneficiary is not the Annuitant's spouse and is more than 10 years younger than the Annuitant.

                                THE FIXED ACCOUNT(S)

Summary of the Fixed Accounts


     Premiums designated to accumulate on a fixed basis may be allocated to one of several Fixed Accounts which are part of AUL's General Account. Either Market Value Adjusted (MVA) Fixed Account(s) or a Non-MVA fixed account will be available under the Contract. The MVA and Non-MVA Fixed Account(s) may not be available in all states.

     Contributions or transfers to the Fixed Account(s) become part of AUL's General Account. The General Account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of other jurisdictions in which the Contracts are distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account(s) have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Account(s) has not been registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly, neither the Fixed Account(s) nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. AUL has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account(s). This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Variable Account and contains only selected information regarding the Fixed Account(s). For more information regarding the Fixed Account(s), see the Contract itself.

Non-Market Value Adjusted Fixed Account


     The Account Value in the Fixed Account earns interest at one or more interest rates determined by AUL at its discretion and declared in advance ("Current Rate"), which are guaranteed by AUL to be at least equal to a minimum effective annual rate ranging between 1% and 4%, depending on the Contract ("Guaranteed Rate"). AUL will determine a Current Rate from time to time and, generally, any Current Rate that exceeds the Guaranteed Rate will be effective for the Contract for a period of at least one year. We reserve the right to change the method of crediting from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest. AUL bears the investment risk for Owner's Non-MVA Fixed Account(s) values and for paying interest at the Current Rate on amounts allocated to the Non-MVA Fixed Account(s). NON-MARKET VALUE ADJUSTED FIXED ACCOUNTS MAY NOT BE AVAILABLE IN EVERY STATE JURISDICTION.

Market Value Adjusted Fixed Accounts

     Market Value Adjusted Fixed Accounts provide a guaranteed rate of interest over five different maturity durations: currently, one (1), three (3), five (5), seven (7) or ten (10) years. AUL will credit the Fixed Account the declared interest rate for the duration selected unless a distribution from the Market Value Adjusted Fixed Account occurs for any reason. If such a distribution occurs, AUL will subject the proceeds to a market value adjustment, resulting in either an increase or decrease in the value of the distributed proceeds, depending on interest rate fluctuations. No market value adjustment will be applied to a Market Value Adjusted Fixed Account if the allocations are held until maturity. In that case, the Market Value Adjusted Fixed Account will be credited the declared rate for the duration selected. A Contract Owner must allocate a minimum amount of $1,000 to a Market Value Adjusted Fixed Account. These rates are guaranteed to be at least equal to a minimum effective annual rate ranging from 1% to 4%, depending on the Contract. MARKET VALUE ADJUSTED FIXED ACCOUNTS ARE NOT AVAILABLE IN ALL STATES. MARKET VALUE ADJUSTED FIXED ACCOUNTS ARE NOT AVAILABLE IN ALL CONTRACTS.




Withdrawals

     A Contract Owner may make a surrender or a withdrawal from his or her Fixed Account Value subject to the provisions of the Contract. A full surrender of a Contract Owner's Fixed Account Value will result in a withdrawal payment equal to the value of the Contract Owner's Fixed Account Value as of the day the surrender is effected, minus any applicable withdrawal charge and applicable market value adjustment. A withdrawal may be requested for a specified percentage or dollar amount of the

Contract Owner's Fixed Account Value. For a further discussion of surrenders and withdrawals as generally applicable to a Contract Owner's Variable Account Value and Fixed Account Value, see "Cash Withdrawals."

Transfers

     The Contract Owner's Fixed Account Values may be transferred from the Fixed Account(s) to the Variable Account subject to certain limitations. The minimum amount that may be transferred from a Fixed Account is $500 or, if that Fixed Account Value is less than $500, the Contract Owner's remaining Account Value in that Fixed Account. If the amount remaining in a Fixed Account after a transfer would be less than $500, the remaining amount will be transferred with the amount that has been requested.



     For a discussion of transfers as generally applicable to a Contract Owner's Variable Account Value and Fixed Account Value, see "Transfers of Account Value."

Contract Charges

     The withdrawal charge will be the same for amounts surrendered or withdrawn from a Contract Owner's Fixed Account Values as for amounts surrendered or withdrawn from a Contract Owner's Variable Account Value. In addition, the annual Contract fee will be the same whether or not an Owner's Contract Value is allocated to the Variable Account or the Fixed Account(s). The monthly Administrative Charge will be deducted from the Variable Account Value only and will not be assessed against the Fixed Account(s). The charge for mortality and expense risks will not be assessed against the Fixed Account(s), and any amounts that AUL pays for income taxes allocable to the Variable Account will not be charged against the Fixed Account(s). In addition, the investment advisory fees and operating expenses paid by the Funds will not be paid directly or indirectly by Contract Owners to the extent the Account Value is allocated to the Fixed Account(s); however, such Contract Owners will not participate in the investment experience of the Variable Account. The See "Charges and Deductions."

Payments from the Fixed Account(s)

     Surrenders, cash withdrawals, and transfers from the Fixed Account(s) and payment of Death Proceeds based upon a Contract Owner's Fixed Account Values may be delayed for up to six months after a written request in proper form is received by AUL at its Home Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the Contract Owner's Fixed Account Values.

                            MORE ABOUT THE CONTRACTS

Designation and Change of Beneficiary

     The Beneficiary designation contained in an application for the Contracts will remain in effect until changed. The interests of a Beneficiary who dies before the Contract Owner will pass to any surviving Beneficiary, unless the Contract Owner specifies otherwise. Unless otherwise provided, if no designated Beneficiary is living upon the death of the Contract Owner prior to the Annuity Date, the Contract Owner's estate is the Beneficiary. Unless otherwise provided, if no designated Beneficiary under an Annuity Option is living after the Annuity Date, upon the death of the Annuitant, the Owner is the Beneficiary. If the Contract Owner is not an individual, the Contract Owner will be the Beneficiary.

     Subject to the rights of an irrevocably designated Beneficiary, the designation of a Beneficiary may be changed or revoked at any time while the Contract Owner is living by filing with AUL a written beneficiary designation or revocation in such form as AUL may require. The change or revocation will not be binding upon AUL until it is received by AUL at its Home Office. When it is so received, the change or revocation will be effective as of the date on which the beneficiary designation or revocation was signed, but the change or revocation will be without prejudice to AUL if any payment has been made or any action has been taken by AUL prior to receiving the change or revocation.

     For Contracts issued in connection with Qualified Plans, reference should be made to the terms of the particular Qualified Plan, if any, and any applicable law for any restrictions on the beneficiary designation. For instance, under an Employee Benefit Plan, the Beneficiary must be the Contract Owner's spouse if the Contract Owner is married, unless the spouse properly consents to the designation of a Beneficiary (or contingent Annuitant) other than the spouse.

Assignability

     A Contract Owner may assign a Contract, but the rights of the Contract Owner and any Beneficiary will be secondary to the interests of the assignee. AUL assumes no responsibility for the validity of an assignment. Any assignment will not be binding upon AUL until received in writing at its Home Office. An assignment may be a taxable event, so Contract Owners should consult a tax advisor as to the tax consequences resulting from such an assignment.

Proof of Age and Survival

     AUL may require proof of age, sex, or survival of any person on whose life annuity payments depend.

Misstatements

     If the age or sex of any Annuitant has been misstated, the correct amount paid or payable by AUL shall be such as the Contract would have provided for the correct age and sex.

Acceptance of New Premiums

     AUL reserves the right to refuse to accept new Premiums for a Contract at any time.

Optional Benefits

     There are several riders available at the time of application which are described below. These riders carry their own charges which are described in the Expense Table in this Prospectus.

Earnings Benefit Rider

     The Earnings Benefit Rider will pay up to 35%, depending on the issue age of the Contract Owner, of the gain in the Contract up to a cap of a specified percent of Premium upon the death of the owner. The gain in the Contract will be calculated as the Account Value less Premiums, adjusted for withdrawals (Premiums will not include those deposited in the 12 months prior to death, except for a death in the first year which will include all Premiums paid). The benefit will be subject to a cap of 250% of adjusted Premium. The adjusted Premium will not exceed $1 million for the purposes of this benefit. See the Expense Table for the annual charge for this benefit.

Enhanced Earnings Benefit Rider

     The Enhanced Earnings Benefit Rider will pay 35% of the gain in the Contract up to a cap of a specified percent of premium upon the death of the owner. The gain in the Contract will be calculated as the death benefit (adjusted for the enhanced death benefit, but not earnings benefit or enhanced earnings benefit) less Premiums, adjusted for withdrawals (Premiums will not include those deposited in the 12 months prior to death, except for a death in the first year which will include all premiums paid). The Enhanced Earnings Benefit Rider can be added only if the Enhanced Death Benefit Rider has been selected. The benefit will be subject to a cap of 250% of adjusted premium. The adjusted Premium will not exceed $1 million for the purposes of this benefit. See the Expense Table for the annual charge for this benefit.

Enhanced Death Benefit Rider

     The Death Proceeds under the Enhanced Death Benefit Rider are equal to the greatest of:

     1)   the Account Value less any outstanding loan and accrued interest

     2) the total of all Premiums paid less an adjustment for amounts previously surrendered and less any outstanding loan and accrued interest

     3) the highest Account Value on any Contract Anniversary before the Owner's 86th birthday, less an adjustment for amounts previously surrendered, plus Premiums paid less any outstanding loan and accrued interest after the last Contract Anniversary

          After the Owner's 86th birthday, the Death Benefit will be equal to the highest Account Value just prior to the Owner's 86th birthday, less an adjustment for amounts previously surrendered, plus Premiums paid less any outstanding loan and accrued interest after the last Contract Anniversary.

Extra Credit Premium Rider

     The Contract Owner may select the Extra Credit Premium Rider at the time of application. AUL will credit additional sums (the "Credit") to the Contract Value each time the Contract Owner makes a contribution within the first twelve months after the Contract is issued. The Contract Owner may elect a Credit percentage of 3% (available only when the Withdrawal Charge Reduction Rider is elected), 5% or 6%. AUL will allocate Credit amounts among the investment options in the same ratio as Premiums are allocated. AUL will fund the Credit amounts from its General Account assets.

     The annual charge for the Extra Credit Premium Rider can be found in the Expense Table. This Rider charge will apply until the Credit is totally vested, according to the following vesting schedule.

Contract Year         3% Credit         5% Credit         6% Credit
       1                  0%                0%               0%
       2                  0%                0%              4.167%
       3                 25%              16.67%            16.67%
       4                 50%              33.33%            33.33%
       5                 75%               50%               50%
       6                100%              66.67%            66.67%
       7                100%              83.33%            83.33%
       8                100%              100%              100%

     The Credit is not part of the amount an owner will receive if he or she exercises the free look right. In addition, all or part of the Credit will be recaptured by AUL if the owner makes a withdrawal in the first 7 Contract years, depending upon the vesting schedule above. Regardless of whether or not the Credit is vested, all gains or losses attributable to such Credit are part of the Contract Owner's Account Value and are immediately vested.

     The Contract Owner will be worse off for electing the Extra Credit Premium Rider in those situations where the gain on the Credit combined with the Credit itself are less than the charge for the rider over the same period. Conversely, the Contract Owner will be better off in those situations where the gain on the Credit combined with the Credit itself is greater than the charge assessed for the rider over the same period.


     The gross fund return that is necessary for the Cash Value at the end of 7 years or 5 years, depending upon whether the Withdrawal Charge Reduction Rider is chosen, to be equal to the amount of consideration paid into the contract is the breakeven rate for that particular Rider. The breakeven rate is 2.23% for Contracts with a 3% Extra Credit Premium Rider and the Withdrawal Charge Reduction Rider; 1.50% for Contracts with a 5% Extra Credit Premium Rider; and 1.49% for Contracts with the 6% Extra Credit Premium Rider.


     AUL expects to make a profit from the Extra Credit Premium Rider charges.

Guaranteed Minimum Annuitization Benefit Rider


     For those Contracts which have elected the Guaranteed Minimum Annuitization Benefit Rider at the time of application, the following provisions apply. If your Contract is annuitized at any time after the tenth Contract Anniversary, the amount applied to the then current annuity table will be the greater of:



     1.   The Account Value at that time, or


     2. The total of all Premiums paid with interest credited at the rate shown on the Policy Data Page, less an adjustment for amounts previously withdrawn.


     The Account value is reduced proportionally for any withdrawals. Any transfer of Account Value to any Investment Account not listed on the Policy Data Page as approved for use with this benefit will terminate the rider. This Rider is only available if the Portfolio Optimization Program is chosen. If the Program is later terminated, the Rider will be terminated automatically.


Long Term Care Facility and Terminal Illness Benefit Rider

     The Long Term Care Facility and Terminal Illness Benefit rider ensures that surrender charges on withdrawals will not apply if a Contract Owner is confined for a continuous 90 day period to a Long Term Care Facility or a 30 day period to a hospital, as defined by the rider provisions. In addition, upon receipt of a physician's letter at the Company's Home Office, no surrender charges will be deducted upon withdrawals if the Contract Owner is diagnosed, after the effective date of the Contract, by that physician to have a terminal illness as defined by the rider provisions. There is no charge for this rider.


     The Contract Owner may be subject to income tax on all or a portion of any such withdrawals and to a tax penalty if the Contract Owner takes withdrawals prior to age 59 1/2 (see "Federal Tax Matters, Additional Considerations, Contracts Owned by Non-Natural Persons").

Withdrawal Charge Reduction Rider

     The Withdrawal Charge Reduction Rider will reduce the withdrawal charge period by two years. The final two years of the withdrawal charge are dropped, and the previous years are consistent with the Withdrawal Charge schedule listed above. See the Expense Table for the annual charge for this Rider. This charge will expire at the end of the fifth Contract year. Only the 3% Extra Credit Premium Rider will be available if the Withdrawal Charge Reduction Rider is elected.
                               FEDERAL TAX MATTERS
INTRODUCTION

     The Contracts described in this Prospectus are designed for use in connection with non-tax qualified retirement plans for individuals and for use by individuals in connection with retirement plans under the provisions of Sections 401(a), 403(b), 457, 408 or 408A of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on values under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee, may depend upon the type of plan for which the Contract is purchased and a number of different factors. The discussion contained herein and in the Statement of Additional Information is general in nature. It is based upon AUL's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS. Future legislation may affect annuity contracts adversely. Moreover, no attempt is made to consider any applicable state or other laws. Because of the inherent complexity of such laws and the fact that tax results will vary according to the terms of the plan and the particular circumstances of the individual involved, any person contemplating the purchase of a Contract, or receiving annuity payments under a Contract, should consult a tax advisor.

AUL DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. CONSULT YOUR TAX ADVISOR.

DIVERSIFICATION STANDARDS

     Treasury Department regulations under Section 817(h) of the Code prescribe asset diversification requirements which are expected to be met by the investment companies whose shares are sold to the Investment Accounts. Failure to meet these requirements would jeopardize the tax status of the Contracts. See the Statement of Additional Information for additional details.

     In connection with the issuance of the regulations governing diversification under Section 817(h) of the Code, the Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable Contract Owner's control of the investments of a separate account may cause the Contract Owner, rather than the insurance company, to be treated as the Owner of the assets held by the separate account.

     If the variable Contract Owner is considered the Owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in a Contract Owner's gross income. It is not clear, at present, what these regulations or rulings may provide. It is possible that when the regulations or rulings are issued, the Contracts may need to be modified in order to remain in compliance. AUL intends to make reasonable efforts to comply with any such regulations or rulings so that the Contracts will be treated as annuity contracts for federal income tax purposes and reserves the right to make such changes as it deems appropriate for that purpose.

TAXATION OF ANNUITIES IN GENERAL - NON-QUALIFIED PLANS

     Section 72 of the Code governs taxation of annuities. In general, a Contract Owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" and "Diversification Standards."

  1. Surrenders or Withdrawals Prior to the Annuity Date


     Code Section 72 provides that amounts received upon a surrender or withdrawal from a Contract prior to the annuity date generally will be treated as gross income to the extent that the Cash Value of the Contract (determined without regard to any withdrawal charge in the case of a surrender or withdrawal) exceeds the "investment in the Contract." In general, the "investment in the Contract" is that portion, if any, of Premiums paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a Contract is treated as a payment received on account of a withdrawal from a Contract. Similarly, loans under a Contract generally are treated as distributions under the Contract.



   2. Surrenders or Withdrawals on or after the Annuity Date


     Upon receipt of a lump-sum payment, the recipient is taxed if the Cash Value of the Contract exceeds the investment in the Contract.


   3. Amounts received as an Annuity

     For amounts received as an Annuity, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. That remaining portion of each payment is taxed at ordinary income rates. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.


     Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies AUL of that election. Special rules apply to withholding on distributions from Employee Benefit Plans and 403(b) arrangements.


  4. Penalty Tax on Certain Surrenders and Withdrawals
     With respect to amounts withdrawn or distributed before the Contract Owner reaches age 59 1/2, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (1) made on or after the death of the owner (or where the owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (2) attributable to the Contract Owner's becoming totally disabled within the meaning of Code Section 72(m)(7); or (3) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the Contract Owner, or the joint lives (or joint life expectancies) of the Contract Owner and his beneficiary. The 10% penalty also does not apply in certain other circumstances described in Code
Section 72.

     If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (3) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined in accordance with IRS regulations) equal to the tax that would have been imposed but for item (3) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the Contract Owner attains age 59 1/2, or (b) before the Contract Owner reaches age 59 1/2.

ADDITIONAL CONSIDERATIONS

  1. Distribution-at-Death Rules


     In order to be treated as an annuity contract, a Contract must provide the following two distribution rules: (a) if the Owner dies on or after the Annuity Commencement Date, and before the entire interest in the Contract has been distributed, the remaining interest must be distributed at least as quickly as the method in effect on the Owner's death; and (b) if the Owner dies before the Annuity Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be distributed over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the Owner. If the designated beneficiary is the spouse of the Owner, the Contract may be continued in the name of the spouse as Owner.



     For purposes of determining the timing of distributions under the foregoing rules, where the Owner is not an individual, the primary annuitant is considered the Owner. In that case, a change in the primary annuitant will be treated as the death of the Owner. Finally, in the case of joint Owners, the distribution-at-death rules will be applied by treating the death of the first Owner as the one to be taken into account in determining how generally distributions must commence, unless the sole surviving Owner is the deceased Owner's spouse. The endorsement that allows for joint ownership applies to spouses only.


  2. Gift of Annuity Contracts

     Generally, a donor must pay income tax on the gain of the Contract if he makes a gift of the Contract before the Annuity Date. The donee's basis in the Contract is increased by the amount included in the donor's income. This provision does not apply to certain transfers incident to a divorce or transfers to a spouse. The 10% penalty tax on pre-age 59 1/2 withdrawals and distributions and gift tax also may be applicable.

  3. Contracts Owned by Non-Natural Persons


     If the Contract is held by a non-natural person (for example, a corporation in connection with its non-tax qualified deferred compensation plan) the income on that Contract (generally the Account Value less the Premium payments and amounts includable in gross income for prior taxable years with respect to the Contract) is includable in taxable income each year. Other taxes (such as the alternative minimum tax and the environmental tax imposed under Code Section
59A) may also apply. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of an Employee Benefit Plan, and in the case of a so-called immediate annuity. Code Section 457 (deferred compensation) plans for employees of state and local governments and tax-exempt organizations are not within the purview of the exceptions. However, the income of state and local governments and tax-exempt organizations generally is exempt from federal income tax.

  4. Multiple Contract Rule

     For  purposes  of  determining  the amount of any  distribution  under Code
Section 72(e) (amounts not received as annuities) that is includable in gross income, all annuity contracts issued by the same insurer to the same Contract Owner during any calendar year must be aggregated and treated as one contract. Thus, any amount received under any such Contract prior to the Contract's Annuity Commencement Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such Contracts. In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule.

QUALIFIED PLANS

     The Contract may be used with certain types of Qualified Plans as described under "The Contracts." The tax rules applicable to Participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Contract Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans will be subject to the terms and conditions of the plans themselves and may be limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, AUL may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the Code or the Employee Retirement Income Security Act of 1974 ("ERISA"). Consequently, a Contract Owner's Beneficiary designation or elected payment option may not be enforceable.

    The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

  1. Individual Retirement Annuities


     Code Section 408 permits an eligible individual to contribute to an individual retirement program through the purchase of Individual Retirement Annuities ("IRAs"). The Contract may be purchased as an IRA. IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and the time when distributions must commence. Depending upon the circumstances of the individual, contributions to an IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual Premium for an IRA may not exceed a certain limit, reduced by any contribution to that individual's Roth IRA. In addition, distributions from certain other types of Qualified Plans may be placed on a tax-deferred basis into an IRA.


  2. Roth IRA


     Effective January 1, 1998, a Roth IRA under Code Section 408A is available for retirement savings for individuals with earned income. The Contract may be purchased as a Roth IRA. Roth IRA allows an individual to contribute non-deductible contributions for retirement purposes, with the earnings income tax-deferred, and the potential ability to withdraw the money income tax-free under certain circumstances. Roth IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and the time when distributions must commence. Roth IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual Premium for a Roth IRA may not exceed a certain limit, reduced by any contribution to that individual's IRA. In addition, a taxpayer may elect to convert an IRA to a Roth IRA, accelerating deferred income taxes on previous earnings in the IRA to a current year.


  3. Corporate Pension and Profit Sharing Plans

     Code Section 401(a) permits employers to establish various types of retirement plans for their employees. For this purpose, self-employed individuals (proprietors or partners operating a trade or business) are treated as employees eligible to participate in such plans. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

     In order for a retirement plan to be "qualified" under Code Section 401(a), it must: (1) meet certain minimum standards with respect to participation, coverage and vesting; (2) not discriminate in favor of "highly compensated" employees; (3) provide contributions or benefits that do not exceed certain limitations; (4) prohibit the use of plan assets for purposes other than the exclusive benefit of the employees and their beneficiaries covered by the plan; (5) provide for distributions that comply with certain minimum distribution requirements; (6) provide for certain spousal survivor benefits; and (7) comply with numerous other qualification requirements.

     A retirement plan qualified under Code Section 401(a) may be funded by employer contributions, employee contributions or a combination of both. Plan Participants are not subject to tax on employer contributions until such amounts are actually distributed from the plan. Depending upon the terms of the particular plan, employee contributions may be made on a pre-tax or after-tax basis. In addition, plan Participants are not taxed on plan earnings derived from either employer or employee contributions until such earnings are distributed.

  4. Tax-Deferred Annuities

     Section 403(b) of the Code permits the purchase of "tax-deferred annuities" by public schools and organizations described in Section 501(c)(3) of the Code, including certain charitable, educational and scientific organizations. These qualifying employers may pay Premiums under the Contracts for the benefit of their employees. Such Premiums are not includable in the gross income of the employee until the employee receives distributions from the Contract. The amount of Premiums to the tax-deferred annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

  5.  Deferred Compensation Plans

     Section 457 of the Code permits employees of state and local governments and units and agencies of state and local governments as well as tax-exempt organizations described in Section 501(c)(3) of the Code to defer a portion of their compensation without paying current taxes. Distributions received by an employee from a 457 Plan will be taxed as ordinary income.

QUALIFIED PLAN FEDERAL TAXATION SUMMARY

     The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax advisor with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

     Periodic distributions (e.g., annuities and installment payments) from a Qualified Plan that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

     Nonperiodic  distributions  (e.g.,  lump-sums and annuities or  installment payments of less than 10 years) from a Qualified Plan (other than an IRA) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible Qualified Plan, IRA or 457. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

403(b) PROGRAMS - CONSTRAINTS ON WITHDRAWALS

     Section 403(b) of the Internal Revenue Code permits public school employees and employees of organizations specified in Section 501(c)(3) of the Internal Revenue Code, such as certain types of charitable, educational, and scientific organizations, to purchase annuity contracts, and subject to certain limitations, to exclude the amount of purchase payments from gross income for federal tax purposes. Section 403(b) imposes restrictions on certain distributions from tax-deferred annuity contracts meeting the requirements of
Section 403(b) that apply to tax years beginning on or after January 1, 1989.

     Section 403(b) requires that distributions from Section 403(b) tax-deferred annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement not begin before the employee reaches age 59 1/2, separates from service, dies, becomes disabled, or incurs a hardship. Furthermore, distributions of income or gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a principal residence, or paying certain tuition expenses.

     An Owner of a Contract purchased as a tax-deferred Section 403(b) annuity contract will not, therefore, be entitled to exercise the right of surrender or withdrawal, as described in this Prospectus, in order to receive his or her Contract Value attributable to Premiums paid under a salary reduction agreement or any income or gains credited to such Contract Owner under the Contract unless one of the above-described conditions has been satisfied, or unless the withdrawal is otherwise permitted under applicable federal tax law. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) Program, the withdrawal constraints described above would not apply to the amount transferred to the Contract attributable to a Contract Owner's December 31, 1988 account balance under the old contract, provided that the amounts transferred between contracts meets certain conditions. An

Owner's Contract may be able to be transferred to certain other investment or funding alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

403(b) PROGRAMS - LOAN PRIVILEGES

     Generally, loans are non-taxable. However, loans under a 403(b) Contract are taxable in the event that the loan is in default. Please consult your tax advisor for more details.


                                OTHER INFORMATION

VOTING OF SHARES OF THE FUNDS

     AUL is the legal owner of the shares of the Portfolios of the Funds held by the Investment Accounts of the Variable Account. In accordance with its view of present applicable law, AUL will exercise voting rights attributable to the shares of the Funds held in the Investment Accounts at regular and special meetings of the shareholders of the Funds on matters requiring shareholder voting under the 1940 Act. AUL will exercise these voting rights based on instructions received from persons having the voting interest in corresponding Investment Accounts of the Variable Account and consistent with any requirements imposed on AUL under contracts with any of the Funds, or under applicable law. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result AUL determines that it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

     The person having the voting interest under a Contract is the Contract Owner. AUL or the pertinent Fund shall send to each Contract Owner a Fund's proxy materials and forms of instruction by means of which instructions may be given to AUL on how to exercise voting rights attributable to the Fund's shares.


     Unless otherwise required by applicable law or under a contract with any of the Funds, with respect to each of the Funds, the number of Fund shares as to which voting instructions may be given to AUL is determined by dividing the value of all of the Accumulation Units of the corresponding Investment Account attributable to a Contract on a particular date by the net asset value per share of that Fund as of the same date. After the Annuity Date, the number of Fund shares as to which voting instructions may be given to AUL is determined by dividing the value of all of the Annuity Units by the net asset value per share of that Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date coinciding with the date established by a Fund for determining shareholders eligible to vote at the meeting of the Fund. If required by the SEC or under a contract with any of the Funds, AUL reserves the right to determine in a different fashion the voting rights attributable to the shares of the Fund. Voting instructions may be cast in person or by proxy.


     Voting rights attributable to the Contracts for which no timely voting instructions are received will be voted by AUL in the same proportion as the voting instructions which are received in a timely manner for all Contracts participating in that Investment Account. AUL will vote shares of any Investment Account, if any, that it owns beneficially in its own discretion, except that if a Fund offers it shares to any insurance company separate account that funds variable life insurance contracts or if otherwise required by applicable law or contract, AUL will vote its own shares in the same proportion as the voting instructions that are received in a timely manner for Contracts participating in the Investment Account.

     Neither the Variable Account nor AUL is under any duty to inquire as to the instructions received or the authority of Owners or others to instruct the voting of shares of any of the Funds.

SUBSTITUTION OF INVESTMENTS

     AUL reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Variable Account or any Investment Account or that the Variable Account or any Investment Account may purchase. If shares of any or all of the Funds should become unavailable for investment, or if, in the judgment of AUL's management, further investment in shares of any or all of the Funds should become inappropriate in view of the purposes of the Contracts, AUL may substitute shares of another fund for shares already purchased, or to be purchased in the future under the Contracts. AUL may also purchase, through the Variable Account, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Contract Owners or as permitted by federal law.

     Where required under applicable law, AUL will not substitute any shares attributable to a Contract Owner's interest in an Investment Account or the Variable Account without notice, Contract Owner approval, or prior approval of the SEC or a state insurance commissioner, and without following the filing or other procedures established by applicable state insurance regulators.

     AUL also reserves the right to establish additional Investment Accounts of the Variable Account that would invest in another investment company, a series thereof, or other suitable investment vehicle. New Investment Accounts may be established in the sole discretion of AUL, and any new Investment Account will be made available to existing Contract Owners on a basis to be determined by AUL. AUL may also eliminate or combine one or more Investment Accounts or cease permitting new allocations to an Investment Account if, in its sole discretion, marketing, tax, or investment conditions so warrant.

     Subject to any required regulatory approvals, AUL reserves the right to transfer assets of any Investment Account of the Variable Account to another separate account or Investment Account.

     In the event of any such substitution or change, AUL may, by appropriate endorsement, make such changes in these and other Contracts as may be necessary or appropriate to reflect such substitution or change. AUL reserves the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law, an Investment Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of AUL or an affiliate thereof. Subject to compliance with applicable law, AUL also may combine one or more Investment Accounts and may establish a committee, board, or other group to manage one or more aspects of the operation of the Variable Account.

CHANGES TO COMPLY WITH LAW AND AMENDMENTS

     AUL reserves the right, without the consent of Contract Owners, to make any change to the provisions of the Contracts to comply with, or to give Contract Owners the benefit of, any federal or state statute, rule, or regulation, including, but not limited to, requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

RESERVATION OF RIGHTS

     AUL reserves the right to refuse to accept new Premiums under a Contract and to refuse to accept any application for a Contract.

PERIODIC REPORTS

     AUL will send quarterly statements showing the number, type, and value of Accumulation Units credited to the Contract. AUL will also send statements reflecting transactions in a Contract Owner's Account as required by applicable law. In addition, every person having voting rights will receive such reports or Prospectuses concerning the Variable Account and the Funds as may be required by the 1940 Act and the 1933 Act.

LEGAL PROCEEDINGS

     There are no legal proceedings pending to which the Variable Account or the Variable Account's principal underwriter or depositor (or any subsidiary) is a party, or which would materially affect the Variable Account.

LEGAL MATTERS


     Legal matters in connection with the issue and sale of the Contracts described in this Prospectus and the organization of AUL, its authority to issue the Contracts under Indiana law, the validity of the forms of the Contracts under Indiana law and federal securities and federal income tax laws have been passed upon by John C. Swhear, Assistant General Counsel of AUL.

FINANCIAL STATEMENTS


     Financial statements of OneAmerica Financial Partners, Inc. as of December 31, 2003, are included in the Statement of Additional Information.



                       STATEMENT OF ADDITIONAL INFORMATION

     The Statement of Additional Information contains more specific information and financial statements relating to AUL. The Table of Contents of the Statement of Additional Information is set forth below:




GENERAL INFORMATION AND HISTORY..................................................................    3
DISTRIBUTION OF CONTRACTS........................................................................    3
CUSTODY OF ASSETS................................................................................    3
TAX STATUS OF AUL AND THE VARIABLE ACCOUNT.......................................................    3
TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PLANS...................................    3
  403(b) Programs................................................................................    4
  408 and 408A Programs..........................................................................    4
  457 Programs...................................................................................    5
  Employee Benefit Plans.........................................................................    5
  Tax Penalty for All Annuity Contracts..........................................................    5
  Withholding for Employee Benefit Plans and Tax-Deferred Annuities..............................    5
INDEPENDENT AUDITORS.............................................................................    6


FINANCIAL STATEMENTS.............................................................................   10

A Statement of Additional Information may be obtained without charge by calling or writing AUL at the telephone number and address set forth in the front of this Prospectus. A postage pre-paid envelope is included for this purpose.

================================================================================

          No dealer, salesman or any other person is authorized by the AUL American Individual Variable Annuity Unit Trust or by AUL to give any information or to make any representation other than as contained in this Prospectus in connection with the offering described herein.

          There has been filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, with respect to the offering herein described. For further information with respect to the AUL American Individual Variable Annuity Unit Trust, AUL and its variable annuities, reference is made thereto and the exhibits filed therewith or incorporated therein, which include all contracts or documents referred to herein.

          The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

================================================================================





              INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY
                                   STARPOINT

                      Individual Variable Annuity Contracts

                                     Sold By

                                 AMERICAN UNITED
                            LIFE INSURANCE COMPANY(R)



                        Indianapolis, Indiana 46206-7127
                          (800) 537-6442 - www.aul.com



                                   PROSPECTUS



                               Dated: May 1, 2004




================================================================================

                       STATEMENT OF ADDITIONAL INFORMATION



                                   May 1, 2004



              INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY
                                   STARPOINT
                      Individual Variable Annuity Contracts

                                   Offered By


     American United Life Insurance Company(R) One American Square, P.O. Box 7127 Indianapolis, Indiana 46282-7127 (800) 537-6442 - www.aul.com



                 Individual Annuity Service Office Mail Address:
                 P.O. Box 7127, Indianapolis, Indiana 46282-7127
                                 (800) 537-6442


          This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for AUL Individual Flexible Premium Deferred Variable Annuity, StarPoint dated May 1, 2004.


          A Prospectus is available without charge by calling the number listed above or by mailing the Business Reply Mail card included in this Statement of Additional Information to American United Life Insurance Company(R) ("AUL") at the address listed above.

                                TABLE OF CONTENTS
Description                                                                                        Page
GENERAL INFORMATION AND HISTORY.................................................................    3
DISTRIBUTION OF CONTRACTS.......................................................................    3
CUSTODY OF ASSETS...............................................................................    3
TAX STATUS OF AUL AND THE VARIABLE ACCOUNT......................................................    3
TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS...............................    3
  403(b) Programs...............................................................................    4
  408 and 408A Programs.........................................................................    4
  457 Programs..................................................................................    5
  Employee Benefit Plans........................................................................    5
  Tax Penalty for All Annuity Contracts.........................................................    5
  Withholding for Employee Benefit Plans and Tax-Deferred Annuities.............................    5


INDEPENDENT AUDITORS............................................................................    6
FINANCIAL STATEMENTS............................................................................  11-23

                         GENERAL INFORMATION AND HISTORY

     For a general description of AUL and the AUL American Individual Variable Annuity Unit Trust (the "Variable Account"), see the section entitled "Information about AUL, The Variable Account, and The Funds" in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the Prospectus.

                           DISTRIBUTION OF CONTRACTS


     OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable annuity contracts (the "Contracts") described in the Prospectus and in this Statement of Additional Information. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the "SEC") as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.


     AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts. The broker-dealers are required to be registered with the SEC and members of the National Association of Securities Dealers, Inc.


     OneAmerica Securities, Inc. serves as the Principal Underwriter without compensation from the Variable Account.


                                CUSTODY OF ASSETS

     The assets of the Variable Account are held by AUL. The assets are maintained separate and apart from the assets of other separate accounts of AUL and from AUL's General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds.

                   TAX STATUS OF AUL AND THE VARIABLE ACCOUNT

     The operations of the Variable Account form a part of AUL, so AUL will be responsible for any federal income and other taxes that become payable with respect to the income of the Variable Account. Each Investment Account will bear its allocable share of such liabilities, but under current law, no dividend, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.

     Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a "regulated investment company" under the Code. AUL does not guarantee that any Fund will so qualify. If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account. Were such a Fund not to so qualify, the tax status of the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit Plans and 408 Programs).

     Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards is determined by taking into account an Investment Account's share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55% of the total assets of a Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers.

        TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS

     The Contracts may be offered for use with several types of qualified or non-qualified retirement programs as described in the Prospectus. The tax rules applicable to Owners of Contracts used in connection with qualified retirement programs vary according to the type of retirement plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of qualified retirement programs.

     Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Qualified Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.

     Generally, no taxes are imposed on the increases in the value of a Contract by reason of investment experience or employer contributions until a distribution occurs, either as a lump-sum payment or annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Date.

     The amount of Premiums that may be paid under a Contract issued in connection with a Qualified Plan are subject to limitations that may vary depending on the type of Qualified Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Qualified Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Qualified Plan or subject the Annuitant to penalty taxes. As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Contract Owners and their Beneficiaries.

     Below are brief descriptions of various types of qualified retirement programs and the use of the Contracts in connection therewith. Unless otherwise indicated in the context of the description, these descriptions reflect the assumption that the Contract Owner is a Participant in the retirement program. For Employee Benefit Plans that are defined benefit plans, a Contract generally would be purchased by a Participant, but owned by the plan itself.

403(b) PROGRAMS



     Premiums paid pursuant to a 403(b) Program are excludable from a Contract Owner's gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Contract Owner's salary reduction Premiums to a 403(b) Program to $13,000 a year for 2004 and $14,000 for 2005. The limit may be reduced by salary reduction Premiums to another type of retirement plan. A Contract Owner with at least 15 years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years.



     Section 415(c) also provides an overall limit on the amount of employer and Contract Owner's salary reduction Premiums to a Section 403(b) Program that will be excludable from an employee's gross income in a given year. The Section 415(c) limit is the lesser of (a) $40,000, or (b) 100% of the Contract Owner's annual compensation (reduced by his salary reduction Premiums to the 403(b) Program and certain other employee plans). This limit will be reduced if a Contract Owner also participates in an Employee Benefit Plan maintained by a business that he or she controls.

     The limits described above do not apply to amounts "rolled over" from another Section 403(b) Program. A Contract Owner who receives an "eligible rollover distribution" will be permitted either to roll over such amount to another Section 403(b) Program or an IRA within 60 days of receipt or to make a direct rollover to another Section 403(b) Program or an IRA without recognition of income. An "eligible rollover distribution" means any distribution to a Contract Owner of all or any taxable portion of the balance of his credit under a Section 403(b) Program, other than a required minimum distribution to a Contract Owner who has reached age 70 1/2 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life expectancy of the Contract Owner or the joint life expectancy of the Contract Owner and his beneficiary or (2) over a specified period of 10 years or more. Provisions of the Internal Revenue Code require that 20% of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.

408 AND 408A PROGRAMS


     Code Sections 219, 408 and 408A permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, an Employer Association Established Individual Retirement Account Trust, known as an Individual Retirement Account ("IRA"), and a Roth IRA. These IRA accounts are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances.


     If an Owner of a Contract issued in connection with a 408 Program surrenders the Contract or makes a withdrawal, the Contract Owner will realize income taxable at ordinary tax rates on the amount received to the extent that the amount exceeds the 408 Premiums that were not excludable from the taxable income of the employee when paid.

     Premiums paid to the individual retirement account of a Contract Owner under a 408 Program that is described in Section 408(c) of the Internal Revenue Code are subject to the limits on Premiums paid to individual retirement accounts under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, Premiums paid to an individual retirement account are limited to the lesser of $3,000 per year (for 2004; $4,000 per year for the year 2005) or the Contract Owner's annual compensation. In the case of an individual who has attained the age of 50 before the close of the taxable year, the deductible amount for such taxable year shall increase by $500. For tax years beginning after 1996, if a married couple files a joint return, each spouse may, in the great majority of cases, make contributions to his or her IRA up to the $3,000 limit (for 2004; $4,000 for 2005). The extent to which a Contract Owner may deduct Premiums paid in connection with this type of 408 Program depends on his and his spouse's gross income for the year and whether either participate in another employer-sponsored retirement plan.

     Premiums paid in connection with a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits Premiums paid in connection with a simplified employee pension plan to the lesser of (a) 15% of the Contract Owner's compensation, or (b) $40,000. Premiums paid through salary reduction are subject to additional annual limits.


     Withdrawals   from  Roth   IRAs  may  be  made   tax-free   under   certain
circumstances. Please consult your tax advisor for more details.


457 PROGRAMS



     Deferrals by an eligible individual to a 457 Program generally are limited under Section 457(b) of the Internal Revenue Code to the lesser of (a) $13,000 a year for 2004 and $14,000 for 2005, or (b) 100% of the Contract Owner's includable compensation. If the Contract Owner participates in more than one 457 Program, the limit applies to contributions to all such programs. The limit is reduced by the amount of any salary reduction contribution the Contract Owner makes to a 403(b) Program, a 408 Program, or an Employee Benefit Program. The
Section 457(b) limit is increased during the last three years ending before the Contract Owner reaches his normal retirement age under the 457 Program. The limit on deferrals is indexed in $500 increments.



EMPLOYEE BENEFIT PLANS

     Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

     If an Owner of a Contract issued in connection with an Employee Benefit Plan who is a Participant in the Plan receives a lump-sum distribution, the portion of the distribution equal to any Premiums that were taxable to the Contract Owner in the year when paid is generally received tax free. The balance of the distribution will generally be treated as ordinary income. Special ten-year averaging and a capital-gains election may be available to a Contract Owner who reached age 50 before 1986.


     Under an Employee Benefit Plan under Section 401 of the Code, when annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to Premiums that were taxable to the Participant in the year made, if any, is excluded from gross income as a return of the Participant's investment. The portion so excluded is determined at the time the payments commence by dividing the Participant's investment in the Contract by the expected return for Non-Qualified Plans and by a specific number of payments for Qualified Plans. The periodic payments in excess of this amount are taxable as ordinary income. Once the Participant's investment has been recovered, the full annuity payment will be taxable. If the annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant's final return. If the Contract Owner paid no Premiums that were taxable to the Contract Owner in the year made, there would be no portion excludable.


     The applicable annual limits on Premiums paid in connection with an Employee Benefit Plan depend upon the type of plan. Total Premiums paid on behalf of a Contract Owner who is a Participant to all defined contribution plans maintained by an Employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $40,000, or (b) 100% of a Participant's annual compensation. Premiums paid through salary reduction to a cash-or-deferred arrangement under a profit sharing plan are subject to additional annual limits. Premiums paid to a defined benefit pension plan are actuarially determined based upon the amount of benefits the Participant will receive under the plan formula. The maximum annual benefit any Participant may receive under an Employer's defined benefit plan is limited under Section 415(b) of the Internal Revenue Code. The limits determined under Section 415(b) and (c) of the Internal Revenue Code are further reduced for a Participant who participates in a defined contribution plan and a defined benefit plan maintained by the same employer.

TAX PENALTY FOR ALL ANNUITY CONTRACTS

     Any distribution made to a Contract Owner who is a Participant from an Employee Benefit Plan or a 408 Program other than on account of one or more of the following events will be subject to a 10% penalty tax on the amount distributed:

   (a) the Contract Owner has attained age 59 1/2;
   (b) the Contract Owner has died; or
   (c) the Contract Owner is disabled.



     In addition, a distribution from an Employee Benefit Plan will not be subject to a 10% excise tax on the amount distributed if the Contract Owner is 55 and has separated from service. Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to an excise tax. Certain other exceptions may apply. Consult your tax advisor.



WITHHOLDING FOR EMPLOYEE BENEFIT PLANS AND
   TAX-DEFERRED ANNUITIES

     Distributions from an Employee Benefit Plan to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form a lump-sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory federal income tax withholding of 20% of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another Employee Benefit Plan or to an Individual Retirement Account under Code Section 408. The taxable amount is the amount of the distribution, less the amount allocable to after-tax Premiums.

     All other types of distributions from Employee Benefit Plans and all distributions from Individual Retirement Accounts, are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from annuity payments (other than those subject to mandatory 20% withholding) pursuant to the recipient's withholding certificate. If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three withholding exemptions. Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10% rate.

     Withholding on annuity payments and other distributions from the Contract will be made in accordance with regulations of the Internal Revenue Service.


                              INDEPENDENT AUDITORS

     The combined balance sheets for OneAmerica Financial Partners, Inc. at December 31, 2003 and 2002 and the related combined statements of operations, changes in shareholder's equity and comprehensive income and statements of cash flows for the years then ended, appearing herein have been audited by PricewaterhouseCoopers LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.


                              FINANCIAL STATEMENTS

FINANCIAL STATEMENTS OF THE REGISTRANT

     The financial statements of the AUL American Individual Variable Annuity Unit Trust as of December 31, 2003 are included in this Statement of Additional Information.

A Message
From
The President of
American United Life Insurance Company


To Participants in AUL American Individual Variable Annuity Unit Trust

Investor sentiment changed dramatically during 2003. As we began the year, negative investor sentiment was being fueled by the possibility of another economic recession, deflation, and an imminent war with Iraq. Throughout the year, we were also plagued with several accounting scandals involving major U.S. and foreign corporations, as well as controversy surrounding the New York Stock Exchange. Additionally, New York Attorney General Eliot Spitzer began investigating the mutual fund industry. His probe revealed mutual fund executives and managers from some of the biggest mutual fund companies were involved in market timing and/or after hours trading, to the detriment of long-term investors.

Fortunately, these concerns dissipated as investors focused on positive developments during the year. The Federal Reserve continued its accommodative stance by keeping short-term rates at 45-year lows. The federal government also supplied stimulus through tax cuts, childcare credits, and increased spending. These factors were critical in orchestrating an improvement in economic growth and corporate earnings.

This improvement in underlying fundamentals led to a marked contrast in returns earned by investors last year. After experiencing a three-year equity bear market, diversified U.S. stock funds advanced more than 32%, on average, during 2003, according to Lipper Inc., which represented their best return since 1991. Bonds, which were classified as one of the best performing asset classes from 2000 to 2002, were not able to keep up with these remarkable gains. Nevertheless, bonds still provided respectable returns during the year, as the Lehman Bond Index advanced 4.1% during 2003.

As we move into a new year, investors are wondering what lies in store for 2004. Stocks have finished an exceptional year, and valuation measures have risen. Bond investors are fearful of an ultimate increase in interest rates by the Federal Reserve if an improving economy results in increased inflation. Therefore, while the economic and profit outlook is brighter than it was a year ago, the increase in valuations and the possibility of higher interest rates during 2004 suggest that a more cautious approach to the marketplace is in order.

In closing, American United Life Insurance Company(R) remains committed to serving your investment needs. We appreciate your continued confidence and support.




                                         R. Stephen Radcliffe
                                         President of
                                       American United Life Insurance Company(R)
Indianapolis, Indiana
February 8, 2004

Report of Independent Auditors




The Contract Owners of
AUL American Individual Variable Annuity Unit Trust and
Board of Directors of
American United Life Insurance Company



In our opinion, the accompanying statements of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AUL American Individual Variable Annuity Unit Trust (the "Trust") at December 31, 2003, the results of its operations, changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/S/PricewaterhouseCoopers, LLP

Indianapolis, Indiana
January 30, 2004, except for
Note 7, as to which the date
is March 25, 2004

               AUL American Individual Variable Annuity Unit Trust
                            STATEMENTS OF NET ASSETS
                                December 31, 2003

                                                       OneAmerica Funds                                  Fidelity
                                                                  Investment                        VIP             VIP
                                     Value       Money Market     Grade Bond    Asset Director  High Income       Growth
Assets:
Investments at value              $ 30,689,341    $ 20,697,392    $ 22,139,918   $ 35,572,728     $ 7,064,992   $ 14,548,903
Net assets                        $ 30,689,341    $ 20,697,392    $ 22,139,918   $ 35,572,728     $ 7,064,992   $ 14,548,903

Class A
Net assets                        $ 16,527,644    $ 10,465,310    $ 13,514,559   $ 20,413,313     $ 4,498,402   $ 10,808,717
Units outstanding                    2,180,495       9,071,550       2,032,827      2,720,058       1,018,982      2,516,096
Accumulation unit value                 $ 7.58          $ 1.15          $ 6.65         $ 7.50          $ 4.41         $ 4.30

Class B
Net assets                        $ 14,161,697    $ 10,232,082     $ 8,625,359   $ 15,159,415     $ 2,566,590    $ 3,740,186
Units outstanding                    2,102,262      10,301,307       1,666,609      2,409,208         408,600        570,432
Accumulation unit value                 $ 6.74          $ 0.99          $ 5.18         $ 6.29          $ 6.28         $ 6.56


                                                                   Fidelity
                                      VIP             VIP            VIP             VIP            VIP
                                   Overseas      Asset Manager    Index 500     Equity-Income   Contrafund
Assets:
Investments at value               $ 2,300,460    $ 12,190,754    $ 28,527,265   $ 11,438,664    $ 23,680,008
Net assets                         $ 2,300,460    $ 12,190,754    $ 28,527,265   $ 11,438,664    $ 23,680,008

Class A
Net assets                         $ 1,935,697     $ 9,540,756    $ 19,516,321    $ 8,352,629    $ 12,804,333
Units outstanding                      399,726       1,786,207       4,427,110      1,565,255       2,326,389
Accumulation unit value                 $ 4.84          $ 5.34          $ 4.41         $ 5.34          $ 5.50

Class B
Net assets                           $ 364,763     $ 2,649,998     $ 9,010,944    $ 3,086,035    $ 10,875,675
Units outstanding                       51,541         455,118       1,420,457        479,746       1,715,316
Accumulation unit value                 $ 7.08          $ 5.82          $ 6.34         $ 6.43          $ 6.34

    The accompanying notes are an integral part of the financial statements.

              AUL American Individual Variable Annuity Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                                December 31, 2003

                                       American Century                    Alger                Calvert
                                       VP         VP Income       American    American Small        Social Mid-Cap
                                 International     & Growth        Growth     Capitalization     Growth
Assets:
Investments at value                $ 2,383,861    $ 6,206,434   $ 23,988,376    $ 4,292,246    $ 1,672,085
Net assets                          $ 2,383,861    $ 6,206,434   $ 23,988,376    $ 4,292,246    $ 1,672,085

Class A
Net assets                          $ 1,986,472    $ 3,552,915   $ 16,633,012    $ 3,792,257    $ 1,629,256
Units outstanding                       438,612        744,361      4,053,074      1,349,693        335,385
Accumulation unit value                  $ 4.53         $ 4.77         $ 4.10         $ 2.81         $ 4.86

Class B
Net assets                            $ 397,389    $ 2,653,519    $ 7,355,364      $ 499,989       $ 42,829
Units outstanding                        64,656        415,635      1,102,602         71,160          6,590
Accumulation unit value                  $ 6.15         $ 6.38         $ 6.67         $ 7.03         $ 6.50


                                                    PBHG Insurance Series                            T. Rowe Price
                                                 Technology &     Mid-Cap
                                   Growth II    Communication      Value        Small Cap    Equity Income
Assets:
Investments at value                $ 1,934,723    $ 3,079,905      $ 158,017       $ 78,637   $ 25,056,938
Net assets                          $ 1,934,723    $ 3,079,905      $ 158,017       $ 78,637   $ 25,056,938

Class A
Net assets                          $ 1,781,621    $ 2,975,606      $ 146,686       $ 15,689   $ 16,716,219
Units outstanding                       476,727      1,299,327         22,464          2,343      2,840,459
Accumulation unit value                  $ 3.74         $ 2.29         $ 6.53         $ 6.70         $ 5.89

Class B
Net assets                            $ 153,102      $ 104,299       $ 11,331       $ 62,948    $ 8,340,719
Units outstanding                        24,675         14,540          1,750          9,483      1,346,603
Accumulation unit value                  $ 6.20         $ 7.17         $ 6.47         $ 6.64         $ 6.19

    The accompanying notes are an integral part of the financial statements.

               AUL American Individual Variable Annuity Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                                December 31, 2003

                                         T.Rowe Price                      Janus                        Safeco
                                  Limited-Term     Mid-Cap       Worldwide       Flexible       RST Core      RST Growth
                                      Bond          Growth         Growth         Income         Equity     Opportunities
Assets:
Investments at value               $ 11,224,083   $ 13,312,586   $ 14,850,748   $ 16,576,013    $ 2,145,661    $ 7,569,919
Net assets                         $ 11,224,083   $ 13,312,586   $ 14,850,748   $ 16,576,013    $ 2,145,661    $ 7,569,919

Class A
Net assets                          $ 5,204,686    $ 5,657,277    $ 9,580,426    $ 8,908,992    $ 1,503,607    $ 4,642,280
Units outstanding                       808,155      1,038,125      2,092,184      1,322,754        401,646        805,764
Accumulation unit value                  $ 6.44         $ 5.45         $ 4.58         $ 6.74         $ 3.74         $ 5.76

Class B
Net assets                          $ 6,019,397    $ 7,655,309    $ 5,270,322    $ 7,667,021      $ 642,054    $ 2,927,639
Units outstanding                     1,169,471      1,120,817        861,225      1,460,100        104,253        414,977
Accumulation unit value                  $ 5.15         $ 6.83         $ 6.12         $ 5.25         $ 6.16         $ 7.05


                                                                          INVESCO
                                                    Financial      Health                      Real Estate
                                      Dynamics     Services       Sciences        Utilities   Opportunity     High Yield
Assets:
Investments at value                $ 1,266,112      $ 444,593      $ 973,277    $ 1,770,068    $ 1,141,461    $ 1,056,900
Net assets                          $ 1,266,112      $ 444,593      $ 973,277    $ 1,770,068    $ 1,141,461    $ 1,056,900

Class A
Net assets                          $ 1,115,131      $ 420,383      $ 908,843      $ 789,934    $ 1,041,976      $ 682,108
Units outstanding                       238,724         76,523        189,880        194,039        143,127        118,212
Accumulation unit value                  $ 4.67         $ 5.49         $ 4.79         $ 4.07         $ 7.28         $ 5.77

Class B
Net assets                            $ 150,981       $ 24,210       $ 64,434      $ 980,134       $ 99,485      $ 374,792
Units outstanding                        22,123          3,786         10,242        168,798         14,576         58,103
Accumulation unit value                  $ 6.82         $ 6.40         $ 6.29         $ 5.81         $ 6.83         $ 6.45

The accompanying notes are an integral part of the financial statements.

               AUL American Individual Variable Annuity Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                                December 31, 2003

                                               Neuberger/Berman
                                         AMT Fasciano          AMT Limited
                                    Class S      AMT Regency           Maturity Bond
Assets:
Investments at value                  $ 177,952       $ 12,126       $ 22,456
Net assets                            $ 177,952       $ 12,126       $ 22,456

Class A
Net assets                             $ 45,165       $ 12,126        $ 6,572
Units outstanding                         7,165          1,849          1,301
Accumulation unit value                  $ 6.30         $ 6.56         $ 5.05

Class B
Net assets                            $ 132,787            $ -       $ 15,884
Units outstanding                        21,247              -          3,173
Accumulation unit value                  $ 6.25         $ 6.34         $ 5.01

The accompanying notes are an integral part of the financial statements.

              AUL American Individual Variable Annuity Unit Trust
                            STATEMENTS OF OPERATIONS
                      For the year ended December 31, 2003


                                                           OneAmerica Funds                          Fidelity
                                                                      Investment                       VIP            VIP
                                          Value       Money Market    Grade Bond   Asset Director  High Income       Growth
Investment income:
Dividend income                            $ 212,403      $ 153,019      $ 881,587      $ 517,840      $ 141,471       $ 22,862
Mortality & expense charges                   65,739         76,966         47,262         67,732         13,769         15,077
Net investment income (loss)                 146,664         76,053        834,325        450,108        127,702          7,785

Gain (loss) on investments:
Net realized gain (loss)                     (86,969)             -        183,980        (13,169)        24,010       (757,645)
Realized gain distributions                        -              -              -              -              -              -
Net change in unrealized appreciation
          (depreciation)                   6,083,614              -       (258,965)     5,365,690        661,006      3,674,359

Net gain (loss)                            5,996,645              -        (74,985)     5,352,521        685,016      2,916,714

Increase (decrease)  in net assets
 from operations                         $ 6,143,309       $ 76,053      $ 759,340    $ 5,802,629      $ 812,718    $ 2,924,499




                                                                       Fidelity
                                           VIP            VIP            VIP            VIP            VIP
                                         Overseas    Asset Manager    Index 500    Equity-Income   Contrafund(R)
Investment income:
Dividend income                              $ 6,459      $ 312,023      $ 215,284      $ 109,027       $ 46,889
Mortality & expense charges                    1,867         12,655         40,971         13,960         51,348
Net investment income (loss)                   4,592        299,368        174,313         95,067         (4,459)

Gain (loss) on investments:
Net realized gain (loss)                     413,259       (322,676)    (3,318,672)      (247,996)      (299,052)
Realized gain distributions                        -              -              -              -              -
Net change in unrealized appreciation
           (depreciation)                    221,479      1,689,066      8,333,132      2,476,747      4,365,887
Net gain (loss)                              634,738      1,366,390      5,014,460      2,228,751      4,066,835

Increase (decrease)  in net assets
 from operations                           $ 639,330    $ 1,665,758    $ 5,188,773    $ 2,323,818    $ 4,062,376

The accompanying notes are an integral part of the financial statements.

               AUL American Individual Variable Annuity Unit Trust
                      STATEMENTS OF OPERATIONS (continued)
                      For the year ended December 31, 2003

                                             American Century             Alger                           Calvert
                                            VP          VP Income       American     American Small    Social Mid-Cap
                                       International     & Growth        Growth      Capitalization        Growth
Investment income:
Dividend income                              $ 7,641        $ 38,070            $ -              $ -               $ -
Mortality & expense charges                    1,980          12,959         31,829            2,531               222
Net investment income (loss)                   5,661          25,111        (31,829)          (2,531)             (222)

Gain (loss) on investments:
Net realized gain (loss)                     312,673         (88,812)      (271,575)            (472)          (70,974)
Realized gain distributions                        -               -              -                -                 -
Net change in unrealized appreciation
          (depreciation)                     145,162       1,178,388      5,363,389          458,659           448,262
Net gain (loss)                              457,835       1,089,576      5,091,814          458,187           377,288

Increase (decrease)  in net assets
 from operations                           $ 463,496     $ 1,114,687    $ 5,059,985        $ 455,656         $ 377,066


                                           PBHG Insurance Series                                      T. Rowe Price
                                                       Technology &      Mid-Cap
                                         Growth II     Communication      Value         Small Cap      Equity Income
                                                                      For the period For the period
                                                                      from 05/01/03   from 05/01/03
                                                                      (commencement)          (commencement)
                                                                       to 12/31/03     to 12/31/03
Investment income:
Dividend income                                  $ -             $ -            $ -              $ -         $ 319,116
Mortality & expense charges                      401             394             18              139            43,203
Net investment income (loss)                    (401)           (394)           (18)            (139)          275,913

Gain (loss) on investments:
Net realized gain (loss)                     (25,877)       (161,893)           331               82          (210,921)
Realized gain distributions                        -               -              -                -                 -
Net change in unrealized appreciation
        (depreciation)                       390,259       1,148,100         14,517            4,942         4,351,219
Net gain (loss)                              364,382         986,207         14,848            5,024         4,140,298

Increase (decrease)  in net assets
     from operations                       $ 363,981       $ 985,813       $ 14,830          $ 4,885       $ 4,416,211

The accompanying notes are an integral part of the financial statements.

               AUL American Individual Variable Annuity Unit Trust
                      STATEMENTS OF OPERATIONS (continued)
                      For the year ended December 31, 2003

                                              T. Rowe Price             Janus                         Safeco
                                       Limited-Term     Mid-Cap       Worldwide       Flexible       RST Core       RST Growth
                                           Bond          Growth         Growth         Income         Equity       Opportunities
Investment income:
Dividend income                            $ 331,714            $ -      $ 119,825      $ 679,780        $ 18,763            $ -
Mortality & expense charges                   37,310         34,399         23,466         45,046           2,993         12,849
Net investment income (loss)                 294,404        (34,399)        96,359        634,734          15,770        (12,849)

Gain (loss) on investments:
Net realized gain (loss)                      23,585         49,343     (1,703,569)       116,042        (140,093)      (269,268)
Realized gain distributions                   21,559              -              -              -               -              -
Net change in unrealized appreciation
          (depreciation)                     (60,054)     2,299,950      4,169,256        (76,719)        484,272      1,989,035
Net gain (loss)                              (14,910)     2,349,293      2,465,687         39,323         344,179      1,719,767

Increase (decrease)  in net assets
       from operation                      $ 279,494    $ 2,314,894    $ 2,562,046      $ 674,057       $ 359,949    $ 1,706,918





                                                                                 INVESCO
                                                        Financial       -Health                      Real Estate
                                         Dynamics       Services       Science         Utilities    Opportunity     High Yield
Investment income:
Dividend income                                  $ -        $ 2,620            $ -       $ 29,843        $ 26,597       $ 59,830
Mortality & expense charges                      380            161            223          4,713             343          1,644
Net investment income (loss)                    (380)         2,459           (223)        25,130          26,254         58,186

Gain (loss) on investments:
Net realized gain (loss)                     292,844        (16,128)       (19,310)       (23,572)        141,013        295,440
Realized gain distributions                        -              -              -              -               -              -
Net change in unrealized appreciation
         (depreciation)                      123,173        107,147        201,709        197,441         124,988       (152,936)
Net gain (loss)                              416,017         91,019        182,399        173,869         266,001        142,504

Increase (decrease)  in net assets
         from operations                   $ 415,637       $ 93,478      $ 182,176      $ 198,999       $ 292,255      $ 200,690

    The accompanying notes are an integral part of the financial statements.

               AUL American Individual Variable Annuity Unit Trust
                      STATEMENTS OF OPERATIONS (continued)
                      For the year ended December 31, 2003

                                               Neuberger/Berman
                                        AMT Fasciano                          AMT Limited
                                           Class S         AMT Regency       Maturity Bond
                                       For the period    For the period     For the period
                                        from 05/01/03     from 05/01/03      from 05/01/03
                                        (commencement)    (commencement)    (commencement)
                                         to 12/31/03       to 12/31/03        to 12/31/03
Investment income:
Dividend income                                     $ 7              $ -                  $ -
Mortality & expense charges                          99                -                    8
Net investment income (loss)                        (92)               -                   (8)

Gain (loss) on investments:
Net realized gain (loss)                             80              148                 (577)
Realized gain distributions                           -                -                    -
Net change in unrealized appreciation
      (depreciation                               5,235            1,057                   47
Net gain (loss)                                   5,315            1,205                 (530)

Increase (decrease)  in net assets
      from operation                            $ 5,223          $ 1,205               $ (538)

The accompanying notes are an integral part of the financial statements.

               AUL American Individual Variable Annuity Unit Trust
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                           OneAmerica Funds
                                        Value                        Money Market                        Investment Grade Bond

                                         Year            Year            Year            Year             Year            Year
                                        ended           ended           ended           ended            ended           ended
                                      12/31/2003      12/31/2002      12/31/2003      12/31/2002       12/31/2003      12/31/2002
Increase (decrease) in net assets
 from operations:

Net investment income (loss)             $ 146,664       $ 115,274        $ 76,053        $ 321,757       $ 834,325       $ 537,487
Net realized gain (loss)                   (86,969)        (82,260)              -                -         183,980          72,163
Realized gain distributions                      -         302,997               -                -               -          10,829
Net change in unrealized appreciation
 (depreciation)                          6,083,614      (1,133,920)              -                -        (258,865)        120,427

Increase (decrease)
in net assets from operations            6,143,309        (797,909)         76,053          321,757         759,440         740,906


Contract owner transactions:
Proceeds from units sold                18,085,286      10,117,687     302,598,509    1,269,477,269      22,137,196      13,053,902
Cost of units redeemed                  (3,262,943)     (3,128,479)   (318,102,166)  (1,269,696,503)    (13,514,875)     (6,387,845)
Account charges                           (224,817)        (97,958)       (321,896)        (381,521)       (230,167)       (128,167)
Increase (decrease)                     14,597,526       6,891,250     (15,825,553)        (600,755)      8,392,154       6,537,890
Net increase (decrease)                 20,740,835       6,093,341     (15,749,500)        (278,998)      9,151,594       7,278,796
Net assets, beginning                    9,948,506       3,855,165      36,446,892       36,725,890      12,988,324       5,709,528
Net assets, ending                    $ 30,689,341     $ 9,948,506     $20,697,392     $ 36,446,892     $22,139,918     $12,988,324

Units sold                               3,085,203       1,719,119     267,151,489    1,113,788,695       3,817,345       2,141,488
Units redeemed                            (593,731)       (573,545)   (279,471,581)  (1,114,513,353)     (2,166,521)     (1,064,536)
Net increase (decrease)                  2,491,472       1,145,574     (12,320,092)        (724,658)      1,650,824       1,076,952
Units outstanding, beginning             1,791,285         645,711      31,692,949       32,417,607       2,048,612         971,660
Units outstanding, ending                4,282,757       1,791,285      19,372,857       31,692,949       3,699,436       2,048,612

The accompanying notes are an integral part of the financial statements.

               AUL American Individual Variable Annuity Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                           OneAmerica Funds                                   Fidelity
                                    Asset Director                         VIP High Income           VIP Growth

                                         Year            Year            Year           Year            Year            Year
                                        ended           ended           ended           ended          ended           ended
                                      12/31/2003      12/31/2002      12/31/2003     12/31/2002      12/31/2003      12/31/2002
Increase (decrease) in net assets
 from operations:
Net investment income (loss)             $ 450,108       $ 307,905       $ 127,702       $ 149,195        $ 7,785        $ 22,188
Net realized gain (loss)                   (13,169)        (43,799)         24,010        (306,693)      (757,645)     (1,408,395)
Realized gain distributions                      -         259,665               -               -              -               0
Net change in unrealized appreciation
 (depreciation)                          5,365,690        (936,263)        661,006         215,824      3,674,359      (1,744,549)

Increase (decrease)
in net assets from operations            5,802,629        (412,492)        812,718          58,326      2,924,499      (3,130,756)


Contract owner transactions:
Proceeds from units sold                22,321,408      11,803,674       8,647,470         687,716      5,836,519       2,886,257
Cost of units redeemed                  (4,861,061)     (2,981,028)     (4,051,765)       (503,827)    (1,675,234)     (2,557,110)
Account charges                           (282,827)       (122,945)        (44,888)        (19,944)      (134,548)       (116,051)
Increase (decrease)                     17,177,520       8,699,701       4,550,817         163,945      4,026,737         213,096
Net increase (decrease)                 22,980,149       8,287,209       5,363,535         222,271      6,951,236      (2,917,660)
Net assets, beginning                   12,592,579       4,305,370       1,701,457       1,479,186      7,597,667      10,515,327
Net assets, ending                    $ 35,572,728    $ 12,592,579     $ 7,064,992     $ 1,701,457   $ 14,548,903     $ 7,597,667

Units sold                               3,814,504       1,965,040       1,901,749         207,015      1,216,581         771,816
Units redeemed                            (824,388)       (538,579)       (964,665)       (157,622)      (479,578)       (695,168)
Net increase (decrease)                  2,990,116       1,426,461         937,084          49,393        737,003          76,648
Units outstanding, beginning             2,139,150         712,689         490,498         441,105      2,349,525       2,272,877
Units outstanding, ending                5,129,266       2,139,150       1,427,582         490,498      3,086,528       2,349,525

The accompanying notes are an integral part of the financial statements.

               AUL American Individual Variable Annuity Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                                                              Fidelity
                                             VIP Overseas                 VIP Asset Manager                VIP Index 500

                                         Year            Year            Year           Year            Year            Year
                                        ended           ended           ended           ended          ended           ended
                                      12/31/2003      12/31/2002      12/31/2003     12/31/2002      12/31/2003      12/31/2002
Increase (decrease) in net assets
 from operations:
Net investment income (loss)               $ 4,592         $ 6,015       $ 299,368       $ 289,685      $ 174,313       $ 160,158
Net realized gain (loss)                   413,259        (147,937)       (322,676)       (341,106)    (3,318,672)       (691,740)
Realized gain distributions                      -               -               -               -              -               -
Net change in unrealized appreciation
     (depreciation)                        221,479          19,274       1,689,066        (661,872)     8,333,132      (2,852,395)

Increase (decrease)
in net assets from operations              639,330        (122,648)      1,665,758        (713,293)     5,188,773      (3,383,977)


Contract owner transactions:
Proceeds from units sold                13,525,719       5,819,977       4,985,271       2,221,941     23,064,921       6,222,682
Cost of units redeemed                 (12,542,719)     (5,676,308)     (2,019,105)     (1,595,961)   (12,747,707)     (3,363,307)
Account charges                            (14,995)         (9,548)       (133,387)       (103,354)      (251,173)       (177,343)
Increase (decrease)                        968,005         134,121       2,832,779         522,626     10,066,041       2,682,032
Net increase (decrease)                  1,604,335          11,473       4,498,537        (190,667)    15,254,814        (701,945)
Net assets, beginning                      696,125         684,652       7,692,217       7,882,884     13,272,451      13,974,396
Net assets, ending                     $ 2,300,460       $ 696,125     $12,190,754     $ 7,692,217    $28,527,265     $13,272,451

Units sold                               3,451,512       1,617,366         980,477         479,962      5,194,926       1,623,426
Units redeemed                          (3,206,346)     (1,572,858)       (438,811)       (370,080)    (3,213,372)       (922,294)
Net increase (decrease)                    245,166          44,508         541,666         109,882      1,981,554         701,132
Units outstanding, beginning               206,101         161,593       1,699,659       1,589,777      3,866,013       3,164,881
Units outstanding, ending                  451,267         206,101       2,241,325       1,699,659      5,847,567       3,866,013

The accompanying notes are an integral part of the financial statements.

               AUL American Individual Variable Annuity Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                                               Fidelity                                   American Century
                                          VIP Equity-Income                VIP Contrafund(R)              VP International

                                         Year            Year            Year           Year            Year            Year
                                        ended           ended           ended           ended          ended           ended
                                      12/31/2003      12/31/2002      12/31/2003     12/31/2002      12/31/2003      12/31/2002
Increase (decrease) in net assets
 from operations:
Net investment income (loss)              $ 95,067        $ 66,008        $ (4,459)       $ 60,583        $ 5,661         $ 6,499
Net realized gain (loss)                  (247,996)        (88,764)       (299,052)       (295,949)       312,673        (239,267)
Realized gain distributions                      -          89,843               -               -              -               -
Net change in unrealized appreciation
       (depreciation)                    2,476,747      (1,001,531)      4,365,887        (559,516)       145,162          83,223

Increase (decrease)
in net assets from operations            2,323,818        (934,444)      4,062,376        (794,882)       463,496        (149,545)


Contract owner transactions:
Proceeds from units sold                 5,673,914       3,540,127      13,503,025       4,180,784     11,206,125       5,649,619
Cost of units redeemed                  (2,042,248)       (934,076)     (2,811,727)     (1,710,164)   (10,191,291)     (5,562,792)
Account charges                           (108,620)        (70,136)       (194,363)       (112,334)       (16,585)        (10,753)
Increase (decrease)                      3,523,046       2,535,915      10,496,935       2,358,286        998,249          76,074
Net increase (decrease)                  5,846,864       1,601,471      14,559,311       1,563,404      1,461,745         (73,471)
Net assets, beginning                    5,591,800       3,990,329       9,120,697       7,557,293        922,116         995,587
Net assets, ending                     $11,438,664     $ 5,591,800     $23,680,008     $ 9,120,697    $ 2,383,861       $ 922,116

Units sold                               1,154,999         783,572       2,535,312         932,392      2,834,282       1,428,360
Units redeemed                            (475,711)       (227,285)       (622,394)       (402,597)    (2,584,519)     (1,392,801)
Net increase (decrease)                    679,288         556,287       1,912,918         529,795        249,763          35,559
Units outstanding, beginning             1,365,713         809,426       2,128,787       1,598,992        253,505         217,946
Units outstanding, ending                2,045,001       1,365,713       4,041,705       2,128,787        503,268         253,505

The accompanying notes are an integral part of the financial statements.

               AUL American Individual Variable Annuity Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                           American Century                                      Alger
                                          VP Income & Growth               American Growth          American Small Capitalization

                                         Year            Year            Year           Year            Year             Year
                                        ended           ended           ended           ended          ended            ended
                                      12/31/2003      12/31/2002      12/31/2003     12/31/2002      12/31/2003       12/31/2002
Increase (decrease) in net assets
 from operations:
Net investment income (loss)              $ 25,111        $ 19,620       $ (31,829)        $ 5,459       $ (2,531)              $ -
Net realized gain (loss)                   (88,812)       (225,723)       (271,575)     (1,660,487)          (472)       (1,059,445)
Realized gain distributions                      -               -               -               -              -                 -
Net change in unrealized appreciation
        (depreciation)                   1,178,388        (242,255)      5,363,389      (4,221,873)       458,659          (281,859)

Increase (decrease)
in net assets from operations            1,114,687        (448,358)      5,059,985      (5,876,901)       455,656        (1,341,304)


Contract owner transactions:
Proceeds from units sold                 3,934,831       1,663,252       9,903,512     109,345,593    160,428,222     1,016,966,648
Cost of units redeemed                  (1,165,902)       (728,509)     (2,751,950)   (107,253,895)  (157,935,864)   (1,016,160,590)
Account charges                            (48,843)        (26,050)       (218,335)       (194,076)       (47,034)         (129,241)
Increase (decrease)                      2,720,086         908,693       6,933,227       1,897,622      2,445,324           676,817
Net increase (decrease)                  3,834,773         460,335      11,993,212      (3,979,279)     2,900,980          (664,487)
Net assets, beginning                    2,371,661       1,911,326      11,995,164      15,974,443      1,391,266         2,055,753
Net assets, ending                     $ 6,206,434     $ 2,371,661     $23,988,376     $11,995,164    $ 4,292,246       $ 1,391,266

Units sold                                 778,505         414,685       1,999,976      25,457,959     76,741,813       454,626,930
Units redeemed                            (261,238)       (189,604)       (794,946)    (25,032,816)   (76,025,791)     (454,690,451)
Net increase (decrease)                    517,267         225,081       1,205,030         425,143        716,022           (63,521)
Units outstanding, beginning               642,729         417,648       3,950,646       3,525,503        704,831           768,352
Units outstanding, ending                1,159,996         642,729       5,155,676       3,950,646      1,420,853           704,831

The accompanying notes are an integral part of the financial statements.

               AUL American Individual Variable Annuity Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                               Calvert                                   PBHG Insurance Series
                                        Social Mid-Cap Growth                 Growth II               Technology & Communication

                                         Year            Year            Year           Year            Year             Year
                                        ended           ended           ended           ended          ended            ended
                                      12/31/2003      12/31/2002      12/31/2003     12/31/2002      12/31/2003       12/31/2002
Increase (decrease) in net assets
 from operations:
Net investment income (loss)                $ (222)            $ -          $ (401)            $ -         $ (394)              $ -
Net realized gain (loss)                   (70,974)       (281,745)        (25,877)        (42,621)      (161,893)          (14,892)
Realized gain distributions                      -               -               -               -              -                 -
Net change in unrealized appreciation
      (depreciation)                       448,262        (219,629)        390,259        (631,243)     1,148,100        (2,295,726)

Increase (decrease)
in net assets from operations              377,066        (501,374)        363,981        (673,864)       985,813        (2,310,618)


Contract owner transactions:
Proceeds from units sold                   361,910         589,379         437,689         596,148        905,242           722,522
Cost of units redeemed                    (188,412)       (542,935)       (231,753)       (773,959)      (810,477)         (667,988)
Account charges                            (17,573)        (17,304)        (20,256)        (21,123)       (35,246)          (34,843)
Increase (decrease)                        155,925          29,140         185,680        (198,934)        59,519            19,691
Net increase (decrease)                    532,991        (472,234)        549,661        (872,798)     1,045,332        (2,290,927)
Net assets, beginning                    1,139,094       1,611,328       1,385,062       2,257,860      2,034,573         4,325,500
Net assets, ending                     $ 1,672,085     $ 1,139,094     $ 1,934,723     $ 1,385,062    $ 3,079,905         2,034,573

Units sold                                  85,393         130,508         114,378         169,096        456,431           325,861
Units redeemed                             (52,177)       (135,242)        (78,408)       (231,923)      (433,755)         (297,741)
Net increase (decrease)                     33,216          (4,734)         35,970         (62,827)        22,676            28,120
Units outstanding, beginning               308,759         313,493         465,432         528,259      1,291,191         1,263,071
Units outstanding, ending                  341,975         308,759         501,402         465,432      1,313,867         1,291,191

The accompanying notes are an integral part of the financial statements.

               AUL American Individual Variable Annuity Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                            PBHG Insurance Series                                T. Rowe Price
                                        Mid-Cap Value      Small Cap              Equity Income               Limited-Term Bond
                                     For the period      For the period
                                     from 05/01/2003    from 05/01/2003        Year           Year           Year           Year
                                     (commencement)      (commencement)        ended          ended          ended         ended
                                      to 12/31/2003      to 12/31/2003      12/31/2003     12/31/2002     12/31/2003     12/31/2002
Increase (decrease) in net assets
 from operations:
Net investment income (loss)                    $ (18)             $ (139)     $ 275,913      $ 190,116      $ 294,404     $ 133,938
Net realized gain (loss)                          331                  82       (210,921)        17,019         23,585       (3,067)
Realized gain distributions                         -                   -              -         10,454         21,559             -
Net change in unrealized appreciation
      (depreciation)                           14,517               4,942      4,351,219     (1,797,090)       (60,054)       30,877

Increase (decrease)
in net assets from operations                  14,830               4,885      4,416,211     (1,579,501)       279,494       161,748


Contract owner transactions:
Proceeds from units sold                      149,761              80,687     12,437,930      8,259,130      9,440,284     4,678,156
Cost of units redeemed                         (6,069)             (6,898)    (3,985,629)    (2,414,670)    (2,698,977)  (1,888,134)
Account charges                                  (505)                (37)      (229,141)      (144,676)      (104,703)     (43,763)
Increase (decrease)                           143,187              73,752      8,223,160      5,699,784      6,636,604     2,746,259
Net increase (decrease)                       158,017              78,637     12,639,371      4,120,283      6,916,098     2,908,007
Net assets, beginning                               -                   -     12,417,567      8,297,284      4,307,985     1,399,978
Net assets, ending                          $ 158,017            $ 78,637   $ 25,056,938   $ 12,417,567   $ 11,224,083   $ 4,307,985

Units sold                                     25,328              12,994      2,393,238      1,627,038      1,743,439       779,572
Units redeemed                                 (1,114)             (1,168)      (854,136)      (516,289)      (464,027)    (320,218)
Net increase (decrease)                        24,214              11,826      1,539,102      1,110,749      1,279,412       459,354
Units outstanding, beginning                        -                   -      2,647,960      1,537,211        698,214       238,860
Units outstanding, ending                      24,214              11,826      4,187,062      2,647,960      1,977,626       698,214

The accompanying notes are an integral part of the financial statements.

               AUL American Individual Variable Annuity Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                            T. Rowe Price                                       Janus
                                            Mid-Cap Growth                 Worldwide Growth               Flexible Income

                                         Year            Year            Year           Year            Year            Year
                                        ended           ended           ended           ended          ended           ended
                                      12/31/2003      12/31/2002      12/31/2003     12/31/2002      12/31/2003      12/31/2002
Increase (decrease) in net assets
 from operations:
Net investment income (loss)             $ (34,399)            $ -        $ 96,359        $ 78,170      $ 634,734       $ 262,652
Net realized gain (loss)                    49,343          (5,833)     (1,703,569)       (950,728)       116,042          63,437
Realized gain distributions                      -               -               -               -              -               -
Net change in unrealized appreciation
       (depreciation)                    2,299,950        (505,027)      4,169,256      (1,512,297)       (76,719)        182,945

Increase (decrease)
in net assets from operations            2,314,894        (510,860)      2,562,046      (2,384,855)       674,057         509,034


Contract owner transactions:
Proceeds from units sold                 9,750,981       2,330,355      12,784,230       4,360,540     13,587,767       5,780,205
Cost of units redeemed                  (1,826,830)       (285,214)     (8,105,168)     (2,703,804)    (4,733,311)     (1,908,562)
Account charges                            (87,257)        (31,585)       (133,444)       (106,407)      (164,160)        (65,251)
Increase (decrease)                      7,836,894       2,013,556       4,545,618       1,550,329      8,690,296       3,806,392
Net increase (decrease)                 10,151,788       1,502,696       7,107,665        (834,526)     9,364,353       4,315,426
Net assets, beginning                    3,160,798       1,658,102       7,743,083       8,577,609      7,211,660       2,896,234
Net assets, ending                     $13,312,586     $ 3,160,798     $14,850,748     $ 7,743,083    $16,576,013     $ 7,211,660

Units sold                               1,730,938         546,479       2,793,218       1,066,793      2,469,721         959,910
Units redeemed                            (374,656)        (75,411)     (1,936,397)       (700,488)      (826,149)       (326,070)
Net increase (decrease)                  1,356,282         471,068         856,821         366,305      1,643,572         633,840
Units outstanding, beginning               802,660         331,592       2,096,588       1,730,283      1,139,282         505,442
Units outstanding, ending                2,158,942         802,660       2,953,409       2,096,588      2,782,854       1,139,282

The accompanying notes are an integral part of the financial statements.

               AUL American Individual Variable Annuity Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                                                Safeco                                        INVESCO
                                           RST Core Equity             RST Growth Opportunities                Dynamics

                                         Year            Year            Year           Year            Year            Year
                                        ended           ended           ended           ended          ended           ended
                                      12/31/2003      12/31/2002      12/31/2003     12/31/2002      12/31/2003      12/31/2002
Increase (decrease) in net assets
 from operations:
Net investment income (loss)              $ 15,770        $ 15,948       $ (12,849)            $ -         $ (380)            $ -
Net realized gain (loss)                  (140,093)       (170,402)       (269,268)       (180,141)       292,844         (38,131)
Realized gain distributions                      -               -               -           9,705              -               -
Net change in unrealized appreciation
      (depreciation)                       484,272        (192,810)      1,989,035      (1,076,814)       123,173         (10,111)

Increase (decrease)
in net assets from operations              359,949        (347,264)      1,706,918      (1,247,250)       415,637         (48,242)


Contract owner transactions:
Proceeds from units sold                   927,284         592,457       4,626,233       1,887,552     82,840,754     103,437,554
Cost of units redeemed                    (382,442)       (660,229)     (1,223,053)       (738,936)   (82,365,616)   (103,091,825)
Account charges                            (21,065)        (17,801)        (54,366)        (32,663)       (21,086)        (11,962)
Increase (decrease)                        523,777         (85,573)      3,348,814       1,115,953        454,052         333,767
Net increase (decrease)                    883,726        (432,837)      5,055,732        (131,297)       869,689         285,525
Net assets, beginning                    1,261,935       1,694,772       2,514,187       2,645,484        396,423         110,898
Net assets, ending                     $ 2,145,661     $ 1,261,935     $ 7,569,919     $ 2,514,187    $ 1,266,112       $ 396,423

Units sold                                 203,878         184,178         879,987         377,501     23,021,934      28,768,099
Units redeemed                            (118,615)       (182,103)       (283,034)       (162,820)   (22,878,434)    (28,672,719)
Net increase (decrease)                     85,263           2,075         596,953         214,681        143,500          95,380
Units outstanding, beginning               420,636         418,561         623,788         409,107        117,347          21,967
Units outstanding, ending                  505,899         420,636       1,220,741         623,788        260,847         117,347

The accompanying notes are an integral part of the financial statements.

               AUL American Individual Variable Annuity Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                                                               INVESCO
                                           Financial Services                Health Science                   Utilities

                                         Year            Year            Year           Year            Year            Year
                                        ended           ended           ended           ended          ended           ended
                                      12/31/2003      12/31/2002      12/31/2003     12/31/2002      12/31/2003      12/31/2002
Increase (decrease) in net assets
 from operations:
Net investment income (loss)               $ 2,459           $ 451          $ (223)            $ -       $ 25,130         $ 8,648
Net realized gain (loss)                   (16,128)         (1,436)        (19,310)         (8,447)       (23,572)        (16,074)
Realized gain distributions                      -               -               -               -              -               -
Net change in unrealized appreciation
      (depreciation)                       107,147         (28,434)        201,709         (62,622)       197,441         (20,783)

Increase (decrease)
in net assets from operations               93,478         (29,419)        182,176         (71,069)       198,999         (28,209)


Contract owner transactions:
Proceeds from units sold                   146,718         293,339         393,114         687,444      1,552,154         578,099
Cost of units redeemed                     (76,454)        (14,281)       (143,538)       (132,323)      (480,268)        (80,355)
Account charges                             (4,678)         (2,134)         (9,728)         (3,531)       (12,024)         (4,059)
Increase (decrease)                         65,586         276,924         239,848         551,590      1,059,862         493,685
Net increase (decrease)                    159,064         247,505         422,024         480,521      1,258,861         465,476
Net assets, beginning                      285,529          38,024         551,253          70,732        511,207          45,731
Net assets, ending                       $ 444,593       $ 285,529       $ 973,277       $ 551,253    $ 1,770,068       $ 511,207

Units sold                                  32,443          63,292          91,020         163,133        335,556         162,205
Units redeemed                             (19,440)         (3,554)        (37,675)        (30,436)      (120,352)        (24,841)
Net increase (decrease)                     13,003          59,738          53,345         132,697        215,204         137,364
Units outstanding, beginning                67,306           7,568         146,777          14,080        147,633          10,269
Units outstanding, ending                   80,309          67,306         200,122         146,777        362,837         147,633

The accompanying notes are an integral part of the financial statements.

               AUL American Individual Variable Annuity Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                                               INVESCO                                 Neuberger/Berman
                                         Real Estate Opportunity                High Yield           AMT Fasciano Class S
                                                                                                        For the period
                                         Year            Year            Year           Year           from 05/01/2003
                                        ended           ended           ended           ended           (commencement)
                                      12/31/2003      12/31/2002      12/31/2003     12/31/2002          to12/31/2003
Increase (decrease) in net assets
 from operations:
Net investment income (loss)              $ 26,254        $ 13,855        $ 58,186         $ 4,451                    $ (92)
Net realized gain (loss)                   141,013          (6,602)        295,440          (2,577)                      80
Realized gain distributions                      -               -               -               -                        -
Net change in unrealized appreciation
       (depreciation)                      124,988         (29,483)       (152,936)          4,940                    5,235

Increase (decrease)
in net assets from operations              292,255         (22,230)        200,690           6,814                    5,223


Contract owner transactions:
Proceeds from units sold                 1,216,091         729,268       3,344,778         287,253                  192,623
Cost of units redeemed                    (911,873)       (155,226)     (2,774,209)        (24,765)                 (19,720)
Account charges                            (10,671)         (3,258)         (8,968)           (873)                    (174)
Increase (decrease)                        293,547         570,784         561,601         261,615                  172,729
Net increase (decrease)                    585,802         548,554         762,291         268,429                  177,952
Net assets, beginning                      555,659           7,105         294,609          26,180                        -
Net assets, ending                     $ 1,141,461       $ 555,659     $ 1,056,900       $ 294,609                $ 177,952

Units sold                                 202,620         136,491         638,168          67,060                   31,573
Units redeemed                            (150,355)        (32,481)       (528,657)         (6,125)                  (3,161)
Net increase (decrease)                     52,265         104,010         109,511          60,935                   28,412
Units outstanding, beginning               105,438           1,428          66,804           5,869                        -
Units outstanding, ending                  157,703         105,438         176,315          66,804                   28,412

The accompanying notes are an integral part of the financial statements.

               AUL American Individual Variable Annuity Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                      Neuberger/Berman
                                        AMT Regency      AMT Limited Maturity Bond
                                      For the period            For the period
                                      from 05/01/2003           from 05/01/2003
                                      (commencement)            (commencement)
                                       to12/31/2003              to12/31/2003
Increase (decrease) in net assets
 from operations:
Net investment income (loss)                        $ -                           $ (8)
Net realized gain (loss)                            148                           (577)
Realized gain distributions                           -                              -
Net change in unrealized appreciation
      (depreciation)                              1,057                             47

Increase (decrease)
in net assets from operations                     1,205                           (538)


Contract owner transactions:
Proceeds from units sold                         12,172                        295,674
Cost of units redeemed                           (1,219)                      (272,671)
Account charges                                     (32)                            (9)
Increase (decrease)                              10,921                         22,994
Net increase (decrease)                          12,126                         22,456
Net assets, beginning                                 -                              -
Net assets, ending                             $ 12,126                       $ 22,456

Units sold                                        2,050                         58,793
Units redeemed                                     (201)                       (54,319)
Net increase (decrease)                           1,849                          4,474
Units outstanding, beginning                          -                              -
Units outstanding, ending                         1,849                          4,474

The accompanying notes are an integral part of the financial statements.

                          NOTES TO FINANCIAL STATEMENTS



1.   Summary of Significant Accounting Policies

The AUL American Individual Variable Annuity Unit Trust (Variable Account) was established by American United Life Insurance Company (AUL) on November 11, 1998, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account commenced operations on April 30, 1999. The Variable Account is a segregated investment account for individual variable annuity contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by OneAmerica Funds, Inc. (OneAmerica Funds), Fidelity Variable Insurance Products Fund (Fidelity), American Century Variable Portfolios, Inc. (American Century), Alger American Fund (Alger), Calvert Variable Series, Inc. (Calvert), Janus Aspen Series (Janus), Safeco Resources Series Trust (Safeco), T. Rowe Price Equity Series, Inc. and T Rowe Price Fixed Income Series, Inc. (T. Rowe Price),

INVESCO Investment Funds, Inc. (INVESCO), Neuberger Berman Advisers Management Trust (Neuberger/Berman), and PBHG Insurance Series Fund (PBHG Insurance Series).

Accumulation Units and Unit Value Classes

This Variable Account issues two classes of accumulation units. Class A units are issued with the SelectPoint Variable Annuity contracts and DirectPoint Variable Annuity contracts. Class B units are issued with the StarPoint Variable Annuity contracts.

Security Valuation, Transactions and Related Income

The value of the investments is based on the Net Asset Value (NAV) reported by the underlying mutual funds (which value their investment securities at fair value) and the number of shares owned by the Variable Account. Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date.

Related Party Transactions

AUL, the sponsor of the Variable Account, also acts series as the investment advisor for OneAmerica Funds, Inc., a mutual fund offered by the Variable Account. OneAmerica Funds, Inc. has an investment advisory agreement with AUL. Under the investment advisory agreement, the investment advisor is compensated for its services by a monthly fee based on an annual percentage of the average daily net assets of each Portfolio as follows:

    Value           0.50%                   Investment Grade Bond        0.50%
    Money Market    0.40%                   Asset Director               0.50%

Such fees are included in the calculation of the Net Asset Value per share of the underlying Portfolios. In addition to these fees, account charges are paid to AUL.

Taxes

Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

                    notes to financial statements (continued)


2.   Account Charges

Class A

No Withdrawal Charge Contract (DirectPoint): AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2) mortality and expense risk charges of 1.45% per year for the first 10 policy years and 1.35% per year thereafter, (3) an annual contract charge of $30.00 each year in which an account value does not exceed a specific amount; and (4) other charges for federal, state, or local income taxes incurred by AUL that are attributable to the variable account. No charge is currently being assessed. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.


Withdrawal Charge Contract (SelectPoint): AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2) mortality and expense risk charges range from 1.10% to 1.25% per year, (3) an annual contract charge of $30.00 each year in which an account value does not exceed a specific amount, (4) other charges for federal, state, or local income taxes (if incurred by AUL) that are attributable to the variable account and (5)
withdrawal charges ranging from 10% to 0%, depending on policy duration, for flexible premium contracts, and 7% to 0%, depending on policy duration, for one year flexible premium contracts. A 12% free out provision may apply. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

Account Charges
With respect to individual variable annuity policies funded by the Variable Account, total account charges during the period ended December 31, 2003 and the period ended December 31, 2002 were $3,207,601and $2,214,927, respectively. Account charges are recorded as redemption in the accompanying statement of changes in net assets.

Class B


Withdrawal Charge Contract: AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2) mortality and expense risk charges of 1.15% per year, (3) an annual contract fee of up to $50.00 per year in which the account value does not exceed a specified amount, (4) administrative fee of 0.15% per year, (5) withdrawal charges on surrenders exceeding 12% of the account value that range from 7% to 0%, depending on the policy duration, (6) a transfer charge for all transfers in excess of 24 per contract year, (7) other charges for federal, state or local income taxes incurred by AUL that are attributable to the Variable Account. No charge is currently being assessed. The cost of additional riders is assessed on a monthly basis and will vary depending upon the riders chosen.

Mortality, Expense Risk, and Administrative Fee Charges

AUL deducts a daily charge as compensation for the mortality, expense risks, and administrative fees assumed by AUL. The charge is equal on an annual basis to 1.30% of the average daily net assets of each investment account. AUL guarantees that the mortality and expense charge shall not increase. This guarantee only applies to current contractholders. The charges incurred during the year ended December 31, 2003 were $664,656. In addition to these fees, AUL may assess account charges.

3.   Accumulation Unit Value

A summary of unit values, net assets, expense ratios (excluding expenses of the underlying funds and account charges), and the total return for each of the five years for the period ended December 31, or from commencement of operations are presented below. The total returns presented are based on the change in unit values, which the Variable Account uses for processing participant transactions. Total returns are not annualized for those years in which operations have commenced. Total return does not include mortality and expense risk charges, which are imposed at the contract level. Therefore, total return would be lower if these charges were included.

               Class A

                                                                                        Expenses as a
                                                         Unit       Net Assets           % of Average          Total
                                                        Value         (000s)              Net Assets          Return
     OneAmerica Funds:
      Value
              December 31, 2003                             $ 7.58     $ 16,528              N\A                  36.6%
                           2002                               5.55        9,949              N\A                  -7.0%
                           2001                               5.97        3,855              N\A                  11.3%
                           2000                               5.36          808              N\A                  17.6%
                           1999                               4.56          119              N\A                  -8.8%
      Money Market
              December 31, 2003                               1.15       10,465              N\A                   0.0%
                           2002                               1.15       36,447              N\A                   1.8%
                           2001                               1.13       36,726              N\A                   3.6%
                           2000                               1.09       13,939              N\A                   6.0%
                           1999                               1.03        2,068              N\A                   3.2%
      Investment Grade Bond
              December 31, 2003                               6.65       13,515              N\A                   4.9%
                           2002                               6.34       12,988              N\A                   7.8%
                           2001                               5.88        5,710              N\A                   7.1%
                           2000                               5.49        1,197              N\A                  10.8%
                           1999                               4.95          280              N\A                  -1.0%
      Asset Director
              December 31, 2003                               7.50       20,413              N\A                  27.3%
                           2002                               5.89       12,593              N\A                  -2.5%
                           2001                               6.04        4,305              N\A                  10.6%
                           2000                               5.46          668              N\A                  15.6%
                           1999                               4.73          229              N\A                  -5.5%
      Fidelity:
      VIP High Income
              December 31, 2003                               4.41            4,498          N\A                  27.1%
                           2002                               3.47            1,701          N\A                   3.6%
                           2001                               3.35            1,479          N\A                 -11.8%
                           2000                               3.80            1,229          N\A                 -22.5%
                           1999                               4.90               392         N\A                  -2.0%
      VIP Growth
              December 31, 2003                               4.30          10,809           N\A                  33.1%
                           2002                               3.23            7,598          N\A                 -30.2%
                           2001                               4.63          10,515           N\A                 -17.8%
                           2000                               5.62            9,592          N\A                 -11.0%
                           1999                               6.31            3,053          N\A                  26.2%


                                                                                        Expenses as a
                                                         Unit       Net Assets           % of Average          Total
                                                        Value         (000s)              Net Assets          Return
      Fidelity: (continued)
      VIP Overseas
              December 31, 2003                             $ 4.84          $ 1,936          N\A                  43.2%
                           2002                               3.38              696          N\A                 -20.3%
                           2001                               4.24              684          N\A                 -21.0%
                           2000                               5.37              699          N\A                 -19.1%
                           1999                               6.64              173          N\A                  32.9%
      VIP Asset Manager
              December 31, 2003                               5.34            9,541          N\A                  17.9%
                           2002                               4.53            7,692          N\A                  -8.7%
                           2001                               4.96            7,883          N\A                  -4.1%
                           2000                               5.17            6,473          N\A                  -3.9%
                           1999                               5.38            1,724          N\A                   7.7%
      VIP Index 500
              December 31, 2003                               4.41           19,516          N\A                  28.6%
                           2002                               3.43           13,272          N\A                 -22.4%
                           2001                               4.42           13,974          N\A                 -12.1%
                           2000                               5.02           11,596          N\A                  -9.3%
                           1999                               5.54            3,766          N\A                  10.8%
      VIP Equity-Income
              December 31, 2003                               5.34            8,353          N\A                  30.6%
                           2002                               4.09            5,592          N\A                 -16.8%
                           2001                               4.93            3,990          N\A                  -5.0%
                           2000                               5.19            2,147          N\A                   8.4%
                           1999                               4.78              709          N\A                  -4.3%
      VIP Contrafund(R)
              December 31, 2003                               5.50           12,804          N\A                  28.5%
                           2002                               4.28            9,121          N\A                  -9.5%
                           2001                               4.73            7,557          N\A                 -12.2%
                           2000                               5.39            6,433          N\A                  -6.6%
                           1999                               5.77            2,029          N\A                  15.4%
      American Century:
      VP International
              December 31, 2003                               4.53            1,986          N\A                  24.5%
                           2002                               3.64              922          N\A                 -20.4%
                           2001                               4.57              996          N\A                 -29.2%
                           2000                               6.45              795          N\A                 -16.8%
                           1999                               7.75              117          N\A                  55.1%
      VP Income & Growth
              December 31, 2003                               4.77            3,553          N\A                  29.3%
                           2002                               3.69            2,372          N\A                 -19.4%
                           2001                               4.58            1,911          N\A                  -8.4%
                           2000                               4.99            1,167          N\A                 -10.6%
                           1999                               5.59              131          N\A                  11.7%

                                                                                        Expenses as a
                                                         Unit       Net Assets           % of Average          Total
                                                        Value         (000s)              Net Assets          Return
    Alger:
      American Growth
              December 31, 2003                             $ 4.10        $ 16,633           N\A                  34.9%
                           2002                               3.04          11,995           N\A                 -32.9%
                           2001                               4.53          15,974           N\A                 -11.8%
                           2000                               5.14          13,560           N\A                 -14.8%
                           1999                               6.03           4,419           N\A                  20.6%
      American Small Capitalization
              December 31, 2003                               2.81            3,792          N\A                  42.6%
                           2002                               1.97            1,391          N\A                 -26.5%
                           2001                               2.68            2,056          N\A                 -29.5%
                           2000                               3.80              698          N\A                 -24.1%
                    May 1, 2000 *                             5.00               -           N\A                      -
      Calvert:
      Social Mid-Cap Growth
              December 31, 2003                               4.86            1,629          N\A                  31.7%
                           2002                               3.69            1,139          N\A                 -28.2%
                           2001                               5.14            1,611          N\A                 -12.2%
                           2000                               5.85              714          N\A                  11.5%
                           1999                               5.25               49          N\A                   4.9%
      PBHG Insurance Series:
      Growth ll
              December 31, 2003                               3.74            1,782          N\A                  25.9%
                           2002                               2.97            1,385          N\A                 -30.4%
                           2001                               4.27            2,258          N\A                 -40.5%
                           2000                               7.18            2,426          N\A                 -16.7%
                           1999                               8.61              316          N\A                      -
      Technology & Communication
              December 31, 2003                               2.29            2,976          N\A                  44.9%
                           2002                               1.58            2,035          N\A                 -53.8%
                           2001                               3.42            4,326          N\A                 -52.3%
                           2000                               7.18            6,136          N\A                 -42.1%
                           1999                             12.41             3,972          N\A                      -
      Mid-Cap Value
              December 31, 2003                               6.53              147          N\A                  30.6%
                    May 1, 2003 *                             5.00                -          N\A                      -
      Small Cap
              December 31, 2003                               6.70               16          N\A                  34.0%
                    May 1, 2003 *                             5.00                -          N\A                      -



      * Commenced operations.

                                                                                        Expenses as a
                                                         Unit       Net Assets           % of Average          Total
                                                        Value         (000s)              Net Assets          Return
      T. Rowe Price:
      Equity Income
              December 31, 2003                             $ 5.89        $ 16,716           N\A                  25.6%
                           2002                               4.69          12,418           N\A                 -13.1%
                           2001                               5.40           8,297           N\A                   1.5%
                           2000                               5.32           4,700           N\A                  13.0%
                           1999                               4.71           1,557           N\A                  -5.9%
      Limited-Term Bond
              December 31, 2003                               6.44            5,205          N\A                   4.2%
                           2002                               6.17            4,308          N\A                   5.3%
                           2001                               5.86            1,400          N\A                   8.5%
                           2000                               5.40               110         N\A                   8.1%
                    May 1, 2000 *                          5.00               -              N\A                      -
      Mid-Cap Growth
              December 31, 2003                               5.45            5,657          N\A                  38.3%
                           2002                               3.94            3,161          N\A                 -21.2%
                           2001                               5.00            1,658          N\A                  -0.9%
                           2000                               5.05               364         N\A                   0.9%
                    May 1, 2000 *                          5.00               -              N\A                      -
      Janus:
      Worldwide Growth
              December 31, 2003                               4.58            9,580          N\A                  24.1%
                           2002                               3.69            7,743          N\A                 -25.6%
                           2001                               4.96            8,578          N\A                 -22.4%
                           2000                               6.39            7,873          N\A                 -15.7%
                           1999                               7.58            1,783          N\A                  51.6%
      Flexible Income
              December 31, 2003                               6.74            8,909          N\A                   6.5%
                           2002                               6.33            7,212          N\A                  10.5%
                           2001                               5.73            2,896          N\A                   7.7%
                           2000                               5.32            1,210          N\A                   6.3%
                           1999                               5.01               284         N\A                   0.1%
      Safeco:
      RST Core Equity
              December 31, 2003                               3.74            1,504          N\A                  24.7%
                           2002                               3.00            1,262          N\A                 -25.9%
                           2001                               4.05            1,695          N\A                  -9.4%
                           2000                               4.47            1,296          N\A                 -10.8%
                           1999                               5.01               697         N\A                   0.2%
      RST Growth Opportunities
              December 31, 2003                               5.76            4,642          N\A                  42.9%
                           2002                               4.03            2,514          N\A                 -37.7%
                           2001                               6.47            2,645          N\A                  19.1%
                           2000                               5.43            1,048          N\A                  -6.2%
                           1999                               5.78               171         N\A                  15.7%
      * Commenced operations.
           NOTES TO FINANCIAL STATEMENTS (continued)

3.    Accumulation Unit Value (continued)
                                                                                        Expenses as a
                                                         Unit       Net Assets           % of Average          Total
                                                        Value         (000s)              Net Assets          Return
      INVESCO:
      Dynamics
              December 31, 2003                         $ 4.67        $ 1,115                N\A                  38.2%
                           2002                           3.38            396                N\A                 -33.1%
                           2001                           5.05            111                N\A                   1.0%
                August 28, 2001 *                             5.00            -              N\A                      -
      Financial Services
              December 31, 2003                               5.49               420         N\A                  29.5%
                           2002                               4.24               286         N\A                 -15.5%
                           2001                               5.02                 38        N\A                   0.5%
                August 28, 2001 *                             5.00            -              N\A                      -
      Health Sciences
              December 31, 2003                               4.79               909         N\A                  27.4%
                           2002                               3.76               551         N\A                 -25.1%
                           2001                               5.02                 71        N\A                   0.5%
                August 28, 2001 *                             5.00            -              N\A                      -
      Utlilities
              December 31, 2003                               4.07               790         N\A                  17.6%
                           2002                               3.46               511         N\A                 -22.2%
                           2001                               4.45                 46        N\A                 -10.9%
                August 28, 2001 *                             5.00            -              N\A                      -
      Real Estate Opportunity
              December 31, 2003                               7.28            1,042          N\A                  38.1%
                           2002                               5.27               556         N\A                   5.8%
                           2001                               4.98                   7       N\A                  -0.5%
                August 28, 2001 *                             5.00            -              N\A                      -
      High Yield
              December 31, 2003                               5.77               682         N\A                  30.5%
                           2002                               4.41               295         N\A                  -1.1%
                           2001                               4.46                 26        N\A                 -10.4%
                August 28, 2001 *                             5.00            -              N\A                      -
      Neuberger/Berman:
      AMT Fasciano Class S
              December 31, 2003                               6.30                 45        N\A                  26.0%
                    May 1, 2003 *                             5.00            -              N\A                      -
      AMT Regency
              December 31, 2003                               6.56                 12        N\A                  31.2%
                    May 1, 2003 *                             5.00            -              N\A                      -
      AMT Limited Maturity Bond
              December 31, 2003                               5.05                   7       N\A                   1.0%
                    May 1, 2003 *                             5.00            -              N\A                      -




      * Commenced operations.
           NOTES TO FINANCIAL STATEMENTS (continued)

3.    Accumulation Unit Value (continued)

               Class B

                                                                                        Expenses as a
                                                         Unit       Net Assets           % of Average          Total
                                                        Value         (000s)              Net Assets          Return
      OneAmerica Funds:
      Value
              December 31, 2003                         $ 6.74        $ 14,162              1.30%                 34.8%
                January 1, 2003 *                             5.00            -             1.30%                     -
      Money Market
              December 31, 2003                               0.99          10,232          1.30%                 -1.0%
                January 1, 2003 *                             1.00            -             1.30%                     -
      Investment Grade Bond
              December 31, 2003                               5.18            8,625         1.30%                  3.6%
                January 1, 2003 *                             5.00            -             1.30%                     -
      Asset Director
              December 31, 2003                               6.29          15,159          1.30%                 25.8%
                January 1, 2003 *                             5.00            -             1.30%                     -
      Fidelity:
      VIP High Income
              December 31, 2003                               6.28            2,567         1.30%                 25.6%
                January 1, 2003 *                             5.00            -             1.30%                     -
      VIP Growth
              December 31, 2003                               6.56            3,740         1.30%                 31.2%
                January 1, 2003 *                             5.00            -             1.30%                     -
      VIP Overseas
              December 31, 2003                               7.08               365        1.30%                 41.6%
                January 1, 2003 *                             5.00            -             1.30%                     -
      VIP Asset Manager
              December 31, 2003                               5.82            2,650         1.30%                 16.4%
                January 1, 2003 *                             5.00            -             1.30%                     -
      VIP Index 500
              December 31, 2003                               6.34            9,011         1.30%                 26.8%
                January 1, 2003 *                             5.00            -             1.30%                     -
      VIP Equity-Income
              December 31, 2003                               6.43            3,086         1.30%                 28.6%
                January 1, 2003 *                             5.00            -             1.30%                     -
      VIP Contrafund(R)
              December 31, 2003                               6.34          10,876          1.30%                 26.8%
                January 1, 2003 *                             5.00            -             1.30%                     -






      * Commenced operations.
           NOTES TO FINANCIAL STATEMENTS (continued)

3.    Accumulation Unit Value (continued)
                                                                                        Expenses as a
                                                         Unit       Net Assets           % of Average          Total
                                                        Value         (000s)              Net Assets          Return
      American Century:
      VP International
              December 31, 2003                         $ 6.15         $ 397                1.30%                 23.0%
                January 1, 2003 *                             5.00            -             1.30%                     -
      VP Income & Growth
              December 31, 2003                               6.38            2,654         1.30%                 27.6%
                January 1, 2003 *                             5.00            -             1.30%                     -
      Alger:
      American Growth
              December 31, 2003                               6.67            7,355         1.30%                 33.4%
                January 1, 2003 *                             5.00            -             1.30%                     -
      American Small Capitalization
              December 31, 2003                               7.03               500        1.30%                 40.6%
                January 1, 2003 *                             5.00            -             1.30%                     -
      Calvert:
      Social Mid-Cap Growth
              December 31, 2003                               6.50                 43       1.30%                 30.0%
                January 1, 2003 *                             5.00            -             1.30%                     -
      PBHG Insurance Series:
      Growth ll
              December 31, 2003                               6.20               153        1.30%                 24.0%
                January 1, 2003 *                             5.00            -             1.30%                     -
      Technology & Communication
              December 31, 2003                               7.17               104        1.30%                 43.4%
                January 1, 2003 *                             5.00            -             1.30%                     -
      Mid-Cap Value
              December 31, 2003                               6.47                 11       1.30%                 29.4%
                January 1, 2003 *                             5.00            -             1.30%                     -
      Small Cap
              December 31, 2003                               6.64                 63       1.30%                 32.8%
                January 1, 2003 *                             5.00            -             1.30%                     -
      T. Rowe Price:
      Equity Income
              December 31, 2003                               6.19            8,341         1.30%                 23.8%
                January 1, 2003 *                             5.00            -             1.30%                     -
      Limited-Term Bond
              December 31, 2003                               5.15            6,019         1.30%                  3.0%
                January 1, 2003 *                             5.00            -             1.30%                     -
      Mid-Cap Growth
              December 31, 2003                               6.83            7,655         1.30%                 36.6%
                January 1, 2003 *                             5.00            -             1.30%                     -



      * Commenced operations.
           NOTES TO FINANCIAL STATEMENTS (continued)

3.    Accumulation Unit Value (continued)
                                                                                        Expenses as a
                                                         Unit       Net Assets           % of Average          Total
                                                        Value         (000s)              Net Assets          Return
      Janus:
      Worldwide Growth
              December 31, 2003                         $ 6.12        $ 5,270               1.30%                 22.4%
                January 1, 2003 *                             5.00            -             1.30%                     -
      Flexible Income
              December 31, 2003                               5.25            7,667         1.30%                  5.0%
                January 1, 2003 *                             5.00            -             1.30%                     -
      Safeco:
      RST Core Equity
              December 31, 2003                               6.16               642        1.30%                 23.2%
                January 1, 2003 *                             5.00            -             1.30%                     -
      RST Growth Opportunities
              December 31, 2003                               7.05            2,928         1.30%                 41.0%
                January 1, 2003 *                             5.00            -             1.30%                     -
      INVESCO:
      Dynamics
              December 31, 2003                               6.82               151        1.30%                 36.4%
                January 1, 2003 *                             5.00            -             1.30%                     -
      Financial Services
              December 31, 2003                               6.40                 24       1.30%                 28.0%
                January 1, 2003 *                             5.00            -             1.30%                     -
      Health Sciences
              December 31, 2003                               6.29                 64       1.30%                 25.8%
      Commencement on 1/01/2003                               5.00            -             1.30%                     -
      Utlilities
              December 31, 2003                               5.81               980        1.30%                 16.2%
                January 1, 2003 *                             5.00            -             1.30%                     -
      Real Estate Opportunity
              December 31, 2003                               6.83                 99       1.30%                 36.6%
                January 1, 2003 *                             5.00            -             1.30%                     -
      High Yield
              December 31, 2003                               6.45               375        1.30%                 29.0%
                January 1, 2003 *                             5.00            -             1.30%                     -
      Neuberger/Berman:
      AMT Fasciano Class S
              December 31, 2003                               6.25               133        1.30%                 25.0%
                January 1, 2003 *                             5.00            -             1.30%                     -
      AMT Regency
              December 31, 2003                               6.34            -             1.30%                 26.8%
                January 1, 2003 *                             5.00            -             1.30%                     -
      AMT Limited Maturity Bond
              December 31, 2003                               5.01                 16       1.30%                  0.2%
                January 1, 2003 *                             5.00            -             1.30%                     -

      * Commenced operations.



                       NOTES TO FINANCIAL STATEMENTS (continued)

4.    Cost of Investments
      The cost of investments at December 31, 2003 are:

      OneAmerica Funds:
      Value                                                           $ 25,699,852
      Money Market                                                      20,697,392
      Investment Grade Bond                                             22,464,369
      Asset Director                                                    31,134,525
      Fidelity:
      VIP High Income                                                    6,679,086
      VIP Growth                                                        16,034,249
      VIP Overseas                                                       2,094,735
      VIP Asset Manager                                                 11,971,750
      VIP Index 500                                                     25,453,505
      VIP Equity-Income                                                 10,101,125
      VIP Contrafund(R)                                                 21,118,011
      American Century:
      VP International                                                   2,207,754
      VP Income & Growth                                                 5,457,701
      Alger:
      American Growth                                                   22,848,239
      American Small Capitalization                                      4,139,214
      Calvert:
      Social Mid-Cap Growth                                              1,691,785
      PBHG Insurance Series:
      Growth II                                                          1,888,705
      Technology & Communication                                         3,088,778
      Mid-Cap Value                                                        143,500
      Small Cap                                                             73,695
      T. Rowe Price:
      Equity Income                                                     22,383,400
      Limited-Term Bond                                                 11,244,716
      Mid-Cap Growth                                                    11,375,804
      Janus:
      Worldwide Growth                                                  13,355,142
      Flexible Income                                                   16,474,697
      Safeco:
      RST Core Equity                                                    2,072,038
      RST Growth Opportunities                                           6,507,266
      Invesco:
      Dynamics                                                           1,148,397
      Financial Services                                                   366,192
      Health Sciences                                                      833,968
      Utilities                                                          1,592,616
      Real Estate Opportunity                                            1,045,680
      High Yield                                                         1,205,146
      Neuberger/Berman:
      AMT Fasciano Class S                                                 172,717
      AMT Regency                                                           11,069
      AMT Limited Maturity Bond                                             22,409
                       NOTES TO FINANCIAL STATEMENTS (continued)

5.    Mutual Fund Shares
      Mutual fund shares owned at December 31, 2003 are:

      OneAmerica Funds:
      Value                                                              1,384,273
      Money Market                                                      20,697,963
      Investment Grade Bond                                              1,998,729
      Asset Director                                                     2,119,695
      Fidelity:
      VIP High Income                                                    1,016,546
      VIP Growth                                                           468,715
      VIP Overseas                                                         147,560
      VIP Asset Manager                                                    843,067
      VIP Index 500                                                        226,174
      VIP Equity-Income                                                    493,472
      VIP Contrafund(R)                                                  1,023,779
      American Century:
      VP International                                                     370,740
      VP Income & Growth                                                   944,663
      Alger:
      American Growth                                                      720,588
      American Small Capitalization                                        246,965
      Calvert:
      Mid-Cap Growth                                                        69,352
      PBHG Insurance Series:
      Growth II                                                            196,818
      Technology & Communication                                         1,412,801
      Mid-Cap Value                                                         10,794
      Small Cap                                                              4,496
      T. Rowe Price:
      Equity Income                                                      1,241,056
      Limited-Term Bond                                                  2,205,125
      Mid-Cap Growth                                                       668,974
      Janus:
      Worldwide Growth                                                     575,165
      Flexible Income                                                    1,327,143
      Safeco:
      RST Core Equity                                                       96,002
      RST Growth Opportunities                                             389,399
      INVESCO:
      Dynamics                                                              85,896
      Financial Services                                                    15,061
      Health Sciences                                                       20,171
      Utilities                                                            178,615
      Real Estate Opportunity                                               57,274
      High Yield                                                           239,118
      Neuberger/Berman:
      AMT Fasciano Class S                                                  14,351
      AMT Regency                                                            1,003
      AMT Limited Maturity Bond                                              1,701


             NOTES TO FINANCIAL STATEMENTS (continued)

6.  Net Assets
     Net Assets at December 31, 2003, are:

                                          OneAmerica Funds
                                                                         Investment
                                       Value          Money Market       Grade Bond      Asset Director
Proceeds from units sold              $ 33,642,334   $ 3,210,323,886      $ 43,406,135      $ 39,680,701
Cost of units redeemed                  (8,300,850)   (3,189,828,227)      (22,593,035)       (9,420,270)
Account charges                           (352,696)       (1,111,264)         (415,337)         (441,579)
Net investment income                      569,147         1,312,997         1,731,584         1,079,547
Net realized gain (loss)                  (161,080)                -           324,193           (23,539)
Realized gain distributions                302,997                 -            10,829           259,665
Unrealized appreciation
         (depreciation)                  4,989,489                 -          (324,451)        4,438,203
                                      $ 30,689,341      $ 20,697,392      $ 22,139,918      $ 35,572,728



                                     Fidelity
                                        VIP               VIP               VIP               VIP
                                    High Income          Growth           Overseas       Asset Manager
Proceeds from units sold              $ 11,919,829      $ 28,655,581     $ 247,852,480      $ 19,020,082
Cost of units redeemed                  (5,187,456)      (10,570,322)     (247,154,245)       (6,929,999)
Account charges                            (95,707)         (483,730)          (66,874)         (398,005)
Net investment income                      471,441         1,125,766           124,544         1,222,186
Net realized gain (loss)                  (429,021)       (2,693,046)        1,338,830          (942,514)
Realized gain distributions                      -                 -                 -                 -
Unrealized appreciation
         (depreciation)                    385,906        (1,485,346)          205,725           219,004
                                       $ 7,064,992      $ 14,548,903       $ 2,300,460      $ 12,190,754



                                     Fidelity                                                   American Century
                                        VIP               VIP               VIP                VP
                                     Index 500       Equity-Income      Contrafund(R)    International
Proceeds from units sold              $ 52,985,445      $ 14,429,405      $ 31,369,707      $ 59,366,202
Cost of units redeemed                 (23,234,073)       (4,175,108)       (9,456,971)      (56,924,222)
Account charges                           (708,910)         (241,834)         (464,431)          (48,755)
Net investment income                      539,497           381,612           612,437            90,021
Net realized gain (loss)                (4,127,754)         (382,793)         (942,731)         (275,492)
Realized gain distributions                      -            89,843                 -                 -
Unrealized appreciation
         (depreciation)                  3,073,060         1,337,539         2,561,997           176,107
                                      $ 28,527,265      $ 11,438,664      $ 23,680,008       $ 2,383,861



             NOTES TO FINANCIAL STATEMENTS (continued)

6.  Net Assets (continued)
     Net Assets at December 31, 2003, are:

                               American Century          Alger                                     Calvert
                                   VP Income           American              American           Social Mid-Cap
                                    & Growth             Growth         Small Capitalization        Growth
Proceeds from units sold              $ 8,215,618      $ 252,498,521          $ 1,671,208,487       $ 3,286,083
Cost of units redeemed                 (2,384,281)      (223,379,703)          (1,667,069,579)       (1,289,312)
Account charges                          (102,073)          (755,316)                (223,459)          (53,869)
Net investment income                      57,532          3,173,318                   (2,037)          160,100
Net realized gain (loss)                 (329,095)        (8,688,581)                 225,802          (411,217)
Realized gain distributions                     -                  -                        -                 -
Unrealized appreciation
        (depreciation)                    748,733          1,140,137                  153,032           (19,700)
                                      $ 6,206,434       $ 23,988,376              $ 4,292,246       $ 1,672,085



                                       PBHG Insurance Series
                                                     Technology &             Mid-Cap
                                   Growth II         Communication             Value              Small Cap
Proceeds from units sold            $ 405,305,020      $ 253,764,210                $ 149,761          $ 80,687
Cost of units redeemed               (401,734,739)      (239,781,663)                  (6,069)           (6,898)
Account charges                          (117,850)          (249,642)                    (505)              (37)
Net investment income                      42,699          2,878,468                      (18)             (139)
Net realized gain (loss)               (1,606,425)       (13,522,595)                     331                82
Realized gain distributions                     -                  -                        -                 -
Unrealized appreciation
        (depreciation)                     46,018             (8,873)                  14,517             4,942
                                      $ 1,934,723        $ 3,079,905                $ 158,017          $ 78,637



                                 T. Rowe Price                                                      Janus
                                                     Limited-Term             Mid-Cap             Worldwide
                                 Equity Income           Bond                 Growth                Growth
Proceeds from units sold             $ 33,395,277       $ 15,692,534             $ 45,385,749      $ 64,849,968
Cost of units redeemed                (11,253,625)        (4,768,514)             (34,181,232)      (46,474,681)
Account charges                          (500,970)          (156,558)                (133,391)         (432,007)
Net investment income                   1,031,925            432,231                  (29,511)          748,042
Net realized gain (loss)                 (299,661)            23,465                  334,189        (5,336,180)
Realized gain distributions                10,454             21,559                        -                 -
Unrealized appreciation
        (depreciation)                  2,673,538            (20,634)               1,936,782         1,495,606
                                     $ 25,056,938       $ 11,224,083             $ 13,312,586      $ 14,850,748



              NOTES TO FINANCIAL STATEMENTS (continued)

6.  Net Assets (continued)
     Net Assets at December 31, 2003, are:

                                    Janus               Safeco                                    INVESCO
                                   Flexible                                RST Growth
                                    Income         RST Core Equity       Opportunities                  Dynamics
Proceeds from units sold           $ 23,060,123           $ 4,677,308         $ 9,688,125           $ 186,385,269
Cost of units redeemed               (7,586,425)           (2,197,437)         (2,744,119)           (185,458,254)
Account charges                        (263,487)              (75,475)           (116,070)                (33,199)
Net investment income                 1,083,345                91,180             156,900                    (326)
Net realized gain (loss)                181,141              (423,539)           (487,275)                254,908
Realized gain distributions                   -                     -               9,705                       -
Unrealized appreciation
        (depreciation)                  101,316                73,624           1,062,653                 117,714
                                   $ 16,576,013           $ 2,145,661         $ 7,569,919             $ 1,266,112




                                                                           INVESCO
                                    Financial             Health                                     Real Estate
                                   Services              Science               Utilities               Opportunity
Proceeds from units sold              $ 477,433           $ 1,160,966         $ 2,186,696             $ 1,952,126
Cost of units redeemed                  (90,735)             (286,100)           (571,567)             (1,067,099)
Account charges                          (6,866)              (13,396)            (16,152)                (13,942)
Net investment income                     3,925                  (211)             33,913                  40,184
Net realized gain (loss)                (17,565)              (27,291)            (40,274)                134,411
Realized gain distributions                   -                     -                   -                       -
Unrealized appreciation
        (depreciation)                   78,401               139,309             177,452                  95,781
                                      $ 444,593             $ 973,277         $ 1,770,068             $ 1,141,461



                                   INVESCO         Neuberger/Berman
                                     High          AMT Fasciano                               AMT Limited
                                    Yield              Class S            AMT Regency          Maturity Bond
Proceeds from units sold            $ 3,658,590             $ 192,623            $ 12,172               $ 295,674
Cost of units redeemed               (2,799,046)              (19,720)             (1,219)               (272,671)
Account charges                          (9,899)                 (174)                (32)                     (9)
Net investment income                    62,638                   (92)                  -                      (8)
Net realized gain (loss)                292,863                    80                 148                    (577)
Realized gain distributions                   -                     -                   -                       -
Unrealized appreciation
        (depreciation)                 (148,246)                5,235               1,057                      47
                                    $ 1,056,900             $ 177,952            $ 12,126                $ 22,456


         FINANCIAL HIGHLIGHTS

The following information represents the ratio of gross income ( i.e. dividend income) to average net assets expressed as a percentage.  This is for the years ended December 31.

                Class A

                                                        2003        2002         2001
OneAmerica Funds:
Value                                                   1.0%        1.5%         2.0%
Money Market                                            0.7%        1.2%         3.6%
Investment Grade Bond                                   4.3%        5.7%         7.4%
Asset Director                                          2.0%        3.4%         4.4%

Fidelity:
VIP High Income                                         5.2%        9.6%        11.3%
VIP Growth                                              0.3%        0.3%         0.1%
VIP Overseas                                            0.6%        0.8%         1.5%
VIP Asset Manager                                       3.5%        3.8%         3.7%
VIP Index 500                                           1.3%        1.2%         1.0%
VIP Equity-Income                                       1.6%        1.3%         1.2%
VIP Contrafund(R)                                       0.4%        0.7%         0.7%

American Century:
VP International                                        0.6%        0.7%         0.1%
VP Income & Growth                                      1.3%        1.0%         0.8%

Alger:
American Growth                                         0.0%        0.0%         0.2%
American Small Capitalization                           0.0%        0.0%         0.0%

Calvert:
Social Mid-Cap Growth                                   0.0%        0.0%         0.0%

PBHG Insurance Series:
Growth II                                               0.0%        0.0%         0.0%
Technology & Communication                              0.0%        0.0%         0.0%
Mid-Cap Value                                           0.0%         N\A         N\A
Small Cap                                               0.0%         N\A         N\A

T. Rowe Price:
Equity Income                                           1.7%        1.7%         1.5%
Limited-Term Bond                                       3.8%        4.3%         4.2%
Mid-Cap Growth                                          0.0%        0.0%         0.0%

Janus:
Worldwide Growth                                        1.2%        1.0%         0.5%
Flexible Income                                         4.7%        5.3%         6.5%

Safeco:
RST Core Equity                                         1.0%        1.2%         0.8%
RST Growth Opportunities                                0.0%        0.0%         0.0%

          FINANCIAL HIGHLIGHTS (continued)

                                                        2003        2002         2001
INVESCO:
Dynamics                                                0.0%        0.0%         0.0%
Financial Services                                      0.7%        0.3%         0.6%
Health Sciences                                         0.0%        0.0%         0.0%
Utilities                                               2.7%        3.1%         0.9%
Real Estate Opportunity                                 3.1%        5.1%         2.1%
High Yield                                              8.1%        6.3%         0.0%

Neuberger/Berman:
AMT Fasciano Class S                                    0.1%         N\A         N\A
AMT Regency                                             0.0%         N\A         N\A
AMT Limited Maturity Bond                               0.0%         N\A         N\A

                Class B

                                                        2003        2002         2001
OneAmerica Funds:
Value                                                   1.4%         N\A         N\A
Money Market                                            0.5%         N\A         N\A
Investment Grade Bond                                   6.6%         N\A         N\A
Asset Director                                          3.0%         N\A         N\A

Fidelity:
VIP High Income                                         0.0%         N\A         N\A
VIP Growth                                              0.0%         N\A         N\A
VIP Overseas                                            0.0%         N\A         N\A
VIP Asset Manager                                       0.0%         N\A         N\A
VIP Index 500                                           0.0%         N\A         N\A
VIP Equity-Income                                       0.0%         N\A         N\A
VIP Contrafund(R)                                       0.0%         N\A         N\A

American Century:
VP International                                        0.0%         N\A         N\A
VP Income & Growth                                      0.0%         N\A         N\A

Alger:
American Growth                                         0.0%         N\A         N\A
American Small Capitalization                           0.0%         N\A         N\A

Calvert:
Social Mid-Cap Growth                                   0.0%         N\A         N\A

PBHG Insurance Series:
Growth II                                               0.0%         N\A         N\A
Technology & Communication                              0.0%         N\A         N\A
Mid-Cap Value                                           0.0%         N\A         N\A
Small Cap                                               0.0%         N\A         N\A


          FINANCIAL HIGHLIGHTS (continued)

                                                        2003        2002         2001
T. Rowe Price:
Equity Income                                           1.9%         N\A         N\A
Limited-Term Bond                                       3.0%         N\A         N\A
Mid-Cap Growth                                          0.0%         N\A         N\A

Janus:
Worldwide Growth                                        1.1%         N\A         N\A
Flexible Income                                         6.2%         N\A         N\A

Safeco:
RST Core Equity                                         2.0%         N\A         N\A
RST Growth Opportunities                                0.0%         N\A         N\A

INVESCO:
Dynamics                                                0.0%         N\A         N\A
Financial Services                                      0.6%         N\A         N\A
Health Sciences                                         0.0%         N\A         N\A
Utilities                                               2.8%         N\A         N\A
Real Estate                                             3.6%         N\A         N\A
High Yield                                              6.0%         N\A         N\A

Neuberger/Berman:
AMT Fasciano Class S                                    0.0%         N\A         N\A
AMT Regency                                             0.0%         N\A         N\A
AMT Limited Maturity Bond                               0.0%         N\A         N\A

7. Subsequent  Events


During 2003 AUL discovered that certain underlying mutual fund values did not reflect the appropriate net asset values of investment portfolios described in the Variable Accounts' prospectus.

On March 16, 2004, AUL redirected the Variable Accounts assets into the correct underlying mutual fund portfolios of INVESCO Variable Insurance Fund, Inc. On March 23, 2004, AUL contributed $ 9,050 to the Variable Account in order to credit all Contract Owners with appropriate Contract Values.

FINANCIAL STATEMENTS OF THE DEPOSITOR

     The combined financial statements of OneAmerica Financial Partners, Inc. as of December 31, 2003 and 2002, are included in this Statement of Additional Information. The financial statements of OneAmerica Financial Partners, Inc. should be distinguished from financial statements of AUL or its Separate Account and should be considered only as bearing upon AUL's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

OneAmerica Financial
Partners, Inc.
Report of Independent Auditors
On Financial Statements
As of December 31, 2003 and 2002 and
for the years then ended

                        REPORT OF INDEPENDENT AUDITORS


Report of Independent Auditors


To the Board of Directors of American United Mutual Insurance Holding Company and OneAmerica Financial Partners, Inc.


In our opinion, the accompanying combined balance sheets and the related combined statements of operations, changes in shareholder's equity and comprehensive income, and cash flows present fairly, in all material respects, the financial position of OneAmerica Financial Partners, Inc., and its subsidiaries and affiliates (the Company) at December 31, 2003 and 2002, and the results of its operations and its cash flows for the years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


/S/ PricewaterhouseCoopers LLP

Indianapolis, Indiana

March 8, 2004

OneAmerica Financial Partners, Inc.


Combined Balance Sheets
December 31                                                                 2003         (in millions)          2002

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Assets
Investments:
    Fixed maturities - available-for-sale at fair value                $ 5,199.8                           $ 4,797.3
    Equity securities at fair value                                         40.7                                15.4
    Mortgage loans                                                       1,323.2                             1,286.5
    Real estate                                                             43.9                                45.3
    Policy loans                                                           169.1                               168.0
    Short-term and other invested assets                                    18.9                                24.1
    Cash and cash equivalents                                              161.0                               152.7

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

      Total investments                                                  6,956.6                             6,489.3

Accrued investment income                                                   76.1                                73.6
Reinsurance receivables                                                  1,611.8                             1,584.7
Deferred acquisition costs                                                 477.1                               427.0
Property and equipment                                                      68.8                                78.6
Insurance premiums in course of collection                                  40.2                                53.6
Other assets                                                               102.2                                44.8
Assets held in separate accounts                                         4,708.0                             3,456.5

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

      Total assets                                                    $ 14,040.8                          $ 12,208.1

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Liabilities and shareholder's equity
Liabilities
    Policy reserves                                                    $ 6,855.5                           $ 6,436.8
    Other policyholder funds                                               260.5                               268.8
    Pending policyholder claims                                            327.6                               430.0
    Surplus notes and notes payable                                        275.0                                75.0
    Other liabilities and accrued expenses                                 354.4                               333.7
    Deferred gain on indemnity reinsurance                                  98.7                               107.1
    Liabilities related to separate accounts                             4,708.0                             3,456.5

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

      Total liabilities                                                 12,879.7                            11,107.9

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Shareholder's equity
    Common stock, no par value - authorized
      1,000 shares; issued and outstanding 100 shares                          -                                   -
    Retained earnings                                                    1,008.6                               947.1
    Accumulated other comprehensive income:
      Unrealized appreciation of securities, net of tax                    152.5                               159.6
      Minimum pension liability, net of tax                                    -                                (6.5)

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

      Total shareholder's equity                                         1,161.1                             1,100.2

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

      Total liabilities and shareholder's equity                      $ 14,040.8                          $ 12,208.1

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

This accompanying notes are an integral part of the financial statements.

OneAmerica Financial Partners, Inc.
Combined Statements of Operations

Year ended December 31                                                      2003 (in millions)         2002

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Revenues:
    Insurance premiums and other considerations                          $ 444.3                    $ 607.6
    Policy and contract charges                                            110.5                      105.8
    Net investment income                                                  437.5                      467.5
    Realized investment losses                                              (1.6)                     (11.1)
    Other income                                                            13.7                       13.0

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

      Total revenues                                                     1,004.4                    1,182.8

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Benefits and expenses:
    Policy benefits                                                        393.3                      562.0
    Interest expense on annuities and financial products                   190.7                      200.6
    General operating expenses                                             179.6                      186.6
    Commissions                                                             42.8                      113.2
    Amortization                                                            79.9                       69.3
    Dividends to policyholders                                              30.8                       28.9
    Interest expense on surplus notes and notes payable                      9.1                        5.8

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

      Total benefits and expenses                                          926.2                    1,166.4

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Income before income tax expense                                            78.2                       16.4
Income tax expense                                                          16.7                        7.3

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

      Net income                                                          $ 61.5                      $ 9.1

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

This accompanying notes are an integral part of the financial statements.

OneAmerica Financial Partners, Inc.
Combined Statements of Changes in Shareholder's Equity and Comprehensive Income




                                                                                     Accumulated Other
                                                                                  Comprehensive Income
                                                                             -----------------------------------
                                                                                Unrealized         Minimum
                                                                               Appreciation        Pension
                                                  Common        Retained      of Securities,      Liability,
(in millions)                                     Stock         Earnings        net of tax        net of tax         Total


------------------------------------------------------------------------------------------------------------------------------

Balances, December 31, 2001                          $ -          $ 938.0            $ 41.9              $ -          $ 979.9
Comprehensive income:
    Net income                                         -              9.1                 -                -              9.1
    Other comprehensive income (loss)                  -                -             117.7             (6.5)           111.2
                                                                                                             -----------------
Total comprehensive income                                                                                              120.3

------------------------------------------------------------------------------------------------------------------------------

Balances, December 31, 2002                            -            947.1             159.6             (6.5)         1,100.2
Comprehensive income:
    Net income                                         -             61.5                 -                -             61.5
    Other comprehensive income (loss)                  -                -              (7.1)             6.5             (0.6)
                                                                                                             -----------------
Total comprehensive income                                                                                               60.9

------------------------------------------------------------------------------------------------------------------------------

Balances, December 31, 2003                          $ -        $ 1,008.6           $ 152.5              $ -        $ 1,161.1

------------------------------------------------------------------------------------------------------------------------------

This accompanying notes are an integral part of the financial statements.
                                       5

OneAmerica Financial Partners, Inc.
Combined Statements of Cash Flows



Year ended December 31                                                          2003         (in millions)       2002

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Cash flows from operating activities:

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Net income                                                                    $ 61.5                            $ 9.1
Adjustments to reconcile net income to net cash:
      Amortization                                                              79.9                             69.3
      Depreciation                                                              16.2                             16.5
      Deferred taxes                                                            32.3                            (26.5)
      Realized investment losses                                                 1.6                             11.1
      Policy acquisition costs capitalized                                    (127.2)                          (106.3)
      Interest credited to deposit liabilities                                 190.3                            194.8
      Fees charged to deposit liabilities                                      (47.2)                           (44.1)
      Amortization and accrual of investment income                            (11.5)                           (17.8)
      Increase in insurance liabilities                                        100.0                            104.7
      Increase in other assets                                                 (60.3)                          (127.9)
      Increase (decrease) in other liabilities                                 (13.9)                           113.4

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Net cash provided by operating activities                                      221.7                            196.3

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Cash flows from investing activities:
    Purchases:
      Fixed maturities, held-to-maturity                                           -                            (29.4)
      Fixed maturities, available-for-sale                                  (1,567.1)                        (1,584.0)
      Equity securities                                                        (25.5)                            (5.6)
      Mortgage loans                                                          (176.6)                          (128.3)
      Real estate                                                               (3.0)                            (6.4)
      Short-term and other invested assets                                      (2.3)                               -
    Proceeds from sales, calls or maturities:
      Fixed maturities, held-to-maturity                                           -                            161.8
      Fixed maturities, available-for-sale                                   1,155.9                          1,563.5
      Equity securities                                                          5.3                             13.0
      Mortgage loans                                                           139.7                            179.4
      Real estate                                                                3.6                              0.6
      Short-term and other invested assets                                       7.4                              2.5
    Purchase acquisition, net of cash acquired                                 (25.7)                               -
    Transfer of reserves from reinsurance transaction                              -                           (574.5)
    Proceeds from reinsurance transaction                                          -                            191.7

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Net cash used by investing activities                                         (488.3)                          (215.7)

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Cash flows from financing activities:
      Proceeds for the issuance of notes payable                               200.0                                -
      Deposits to insurance liabilities                                      1,459.8                          1,304.0
      Withdrawals from insurance liabilities                                (1,383.8)                        (1,304.1)
      Other                                                                     (1.1)                             4.3

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Net cash provided by financing activities                                      274.9                              4.2

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Net increase (decrease)  in cash and cash equivalents                             8.3                            (15.2)

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Cash and cash equivalents beginning of year                                    152.7                            167.9

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Cash and cash equivalents end of year                                        $ 161.0                          $ 152.7

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

This accompanying notes are an integral part of the financial statements.

OneAmerica Financial Partners, Inc.
Notes to Financial Statements

1.   Significant Accounting Policies



Nature of Operations and Business Presentation



OneAmerica Financial Partners, Inc. (OneAmerica or the Company), is a wholly owned subsidiary of American United Mutual Insurance Holding Company (AUMIHC). On December 17, 2000, American United Life Insurance Company (AUL) reorganized and formed a mutual insurance holding company, AUMIHC, and an intermediate stock holding company, OneAmerica. As part of the reorganization, AUL converted from a mutual insurance company to a stock insurance company through a non-cash transaction and OneAmerica became the parent of AUL.


Upon conversion to a stock company, all outstanding shares of AUL stock were issued to AUMIHC through OneAmerica. AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, control at least a majority of the voting shares of the capital stock of AUL through OneAmerica. Policyholder membership rights exist at AUMIHC, while the policyholder contract rights remain with AUL.


OneAmerica owns 100 percent of AUL, which is an Indiana-domiciled stock life insurance company with headquarters in Indianapolis. AUL is licensed to do business in 49 states and the District of Columbia, and is an authorized reinsurer in all states. AUL offers individual life and annuity products through its general and career agents, personal producing general agents and independent brokers. AUL's qualified group retirement plans, tax-deferred annuities and other nonmedical group products are marketed through regional representatives, agents and brokers. The combined financial statements of the Company include the accounts of OneAmerica; its affiliate, The State Life Insurance Company (State
Life); and its subsidiaries, AUL, OneAmerica Securities Inc., AUL Reinsurance Management Services, LLC, CNL Financial Corporation (CNL), Pioneer Mutual Life Insurance Company (PML ) and R.E. Moulton, Inc (Moulton). Significant intercompany transactions have been eliminated.


The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). AUL, State Life, PML and the insurance subsidiaries of CNL file separate financial statements with insurance regulatory authorities, which are prepared on the basis of statutory accounting practices that are significantly different from financial statements prepared in accordance with GAAP. These financial statements are described in detail in Note 12 - Statutory Information.



The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


Investments

Fixed maturity securities, which may be sold to meet liquidity and other needs of the Company, are categorized as available-for-sale and are stated at fair value. Unrealized gains and losses resulting from carrying available-for-sale securities at fair value are reported in equity, net of deferred taxes. All investments are now categorized as available-for-sale. Equity securities are stated at fair value.


During 2002, it was necessary for the Company to liquidate certain of its investments, which had previously been classified as held-to-maturity. These bonds were sold in connection with the Employers Reinsurance Corporation (ERC) transaction as discussed in Note 2 - Acquisitions and Other Significant Transactions. In July 2002, all held-to-maturity securities, totaling approximately $1,099.3 million, were reclassified as available-for-sale as a result of the changed capital structure of the Company subsequent to the reinsurance transaction. This reclassification resulted in a net of tax adjustment of approximately $42 million as of July 1, 2002, as unrealized gains in other comprehensive income.

OneAmerica Financial Partners, Inc.
Notes to Financial Statements, continued


1.   Significant Accounting Policies, continued

Mortgage loans on real estate are carried at amortized cost, less an impairment allowance for estimated uncollectible amounts. Real estate is reported at cost, less accumulated depreciation. Depreciation is calculated (straight line) over the estimated useful lives of the related assets. Investment real estate is net of accumulated depreciation of $40.7 million and $39.2 million at December 31, 2003 and 2002, respectively. Depreciation expense for investment real estate amounted to $2.4 million for each of 2003 and 2002. Policy loans are carried at their unpaid balance. Other invested assets are reported at cost, plus the Company's equity in undistributed net equity since acquisition. Short-term investments include investments with maturities of one year or less at the date of acquisition and are carried at amortized cost, which approximates market value. Short-term certificates of deposit and savings certificates are considered to be cash equivalents. The carrying amount for cash and cash equivalents approximates market value.

Realized gains and losses on sale or call of investments are based upon specific identification of the investments sold and do not include amounts allocable to separate accounts. The Company's accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other than temporary. If so, the security is deemed to be impaired and a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis.


Deferred Policy Acquisition Costs

Those costs of acquiring new business, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable. Such costs include commissions, certain costs of policy underwriting and issue, and certain variable agency expenses. These costs are amortized with interest as follows:

* For participating whole life insurance products, over the lesser of 30 years or the lifetime of the policy in relation to the present value of estimated gross margins from expenses, investments and mortality, discounted using the expected investment yield.

* For universal life-type policies and investment contracts, over the lesser of the lifetime of the policy or 30 years for life policies or 20 years for other policies in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins, discounted using the interest rate credited to the policy.

* For term life insurance products, over the lesser of the benefit period or 30 years for term life in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits.

* For miscellaneous group life and individual and group health policies, straight line over the expected life of the policy.

* For credit insurance policies, the deferred acquisition cost balance is primarily equal to the unearned premium reserve multiplied by the ratio of deferrable commissions to premiums written.

Recoverability of the unamortized balance of deferred policy acquisition costs is evaluated regularly. For universal life-type contracts, investment contracts and participating whole life policies, the accumulated amortization is adjusted (increased or decreased) whenever there is a material change in the estimated gross profits or gross margins expected over the life of a block of business to maintain a constant relationship between cumulative amortization and the present value of gross profits or gross margins. For most other contracts, the unamortized asset balance is reduced by a charge to income only when the present value of future cash flows, net of the policy liabilities, is not sufficient to cover such asset balance.

OneAmerica Financial Partners, Inc.
Notes to Financial Statements, continued

1.   Significant Accounting Policies, continued

Assets Held in Separate Accounts

Separate accounts are funds on which investment income and gains or losses accrue directly to certain policies, primarily variable annuity contracts, equity-based pension and profit sharing plans and variable universal life policies. The assets of these accounts are legally segregated and are valued at fair value. The related liabilities are recorded at amounts equal to the underlying assets; the fair value of these liabilities is equal to their carrying amount.


Property and Equipment

Property and equipment includes real estate owned and occupied by the Company. Property and equipment is carried at cost, net of accumulated depreciation of $87.7 million and $75.7 million as of December 31, 2003 and 2002, respectively. The Company provides for depreciation of property and equipment using the straight-line method over its estimated useful life. Depreciation expense for 2003 and 2002 was $13.8 million and $14.1 million, respectively.


Premium Revenue and Benefits to Policyholders

The premiums and benefits for whole life and term insurance products and certain annuities with life contingencies (immediate annuities) are fixed and guaranteed. Such premiums are recognized as premium revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.

Universal life policies and investment contracts are policies with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyholder, premiums paid by the policyholder or interest accrued to policyholder balances. The amounts collected from policyholders for these policies are considered deposits, and only the deductions during the period for cost of insurance, policy administration and surrenders are included in revenue. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.


Reserves for Future Policy and Contract Benefits

Liabilities for future policy benefits for participating whole life policies are calculated using the net level premium method and assumptions as to interest and mortality. The interest rate is the dividend fund interest rate, and the mortality rates are those guaranteed in the calculation of cash surrender values described in the contract. Liabilities for future policy benefits for term life insurance and life reinsurance policies are calculated using the net level premium method and assumptions as to investment yields, mortality and withdrawals. The assumptions are based on projections of past experience and include provisions for possible unfavorable deviation. These assumptions are made at the time the contract is issued. Liabilities for future policy benefits on universal life and investment contracts consist principally of policy account values, plus certain deferred policy fees, which are amortized using the same assumptions and factors used to amortize the deferred policy acquisition costs. If the future benefits on investment contracts are guaranteed (immediate annuities with benefits paid for a period certain), the liability for future benefits is the present value of such guaranteed benefits. The liabilities for group and credit products are generally calculated as an unearned premium reserve. Claim liabilities include provisions for reported claims and estimates based on historical experience for claims incurred but not reported.


Income Taxes

The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the temporary differences in the assets and liabilities determined on a tax and financial reporting basis.


Comprehensive Income

Comprehensive income is the change in equity of the Company that results from recognized transactions and other economic events of the period other than transactions with the policyholders. Comprehensive income includes net income, net unrealized gains (losses) on available-for-sale securities and changes in the minimum pension liability.

OneAmerica Financial Partners, Inc.
Notes to Financial Statements, continued



1.   Significant Accounting Policies, continued


Derivatives

The Company has adopted SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," which establishes accounting and reporting standards for derivative instruments and hedging activities, and requires recognition of all derivatives as either assets or liabilities measured at fair value.

In April 2003, the FASB's Deriviative Implementation Group (DIG) released SFAS No. 133 Implementation Issue No. 36, "Embedded Derivatives: Bifurcation of a Debt Instrument that Incorporates Both Interest Rate Risk and Credit Risk Exposure that are Unrelated or Only Partially Related to the Creditworthiness of the Issuer of that Instrument" (DIG B36). DIG B36 addresses whether SFAS 133 requires bifurcation of a debt instrument into a debt host contract and an embedded derivative if the debt instrument incorporates both interest rate risk and credit risk exposure that are unrelated or only partially related to the creditworthiness of the issuer of that instrument. Examples of arrangements containing embedded derivatives are: modified coinsurance, coinsurance with funds withheld, reinsurance agreements, and other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or a total return debt index. Under DIG B36, these items require bifurcation. The Company's adoption of DIG B36 in 2003 did not have a material effect on the Company's financial statements.


Goodwill and Other Intangible Assets

SFAS No. 141, "Business Combinations" (SFAS No. 141), requires the Company to account for all business combinations within the scope of the statement under the purchase method except for mergers of mutual companies. SFAS No. 142, "Goodwill and Other Intangible Assets", requires that an intangible asset acquired either individually or with a group of other assets shall initially be recognized and measured based on fair value. An intangible asset with a finite life is amortized over its useful life; an intangible asset with an indefinite useful life, including goodwill, is not amortized. All indefinite lived intangible assets shall be tested for impairment at least annually in accordance with the statement. The Company performed this test during 2003 and determined the carrying value of goodwill was not impaired.

The Company has ceased the amortization of goodwill as of January 1, 2002. Goodwill amounted to $4.3 million at December 31, 2002, and is included in "other assets." In 2003, the amount of goodwill increased by $17.2 million due to the acquisition of Moulton and total goodwill at December 31, 2003 is now $21.5 million. Other intangible assets totaled $9.1 million and $3.2 million at December 31, 2003 and 2002, respectively. The amortization of intangible assets with a finite life was $2.1 million and $4.3 million for 2003 and 2002, respectively. Amortization expense for other intangible assets for the next five years is expected to be as follows; $5.7 million, 2004; $1.2 million, 2005; $.8 million, 2006; $.5 million, 2007; $.4 million, 2008.


New Accounting Pronouncements

In July 2003, the Accounting Standards Executive Committee issued a Statement of Position entitled, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP
03-01) which becomes effective in 2004. SOP 03-01 provides guidance on accounting and reporting by insurance enterprises for certain nontraditional long-duration contracts and for separate accounts. It also provides guidance on accounting for guaranteed minimum death benefits and for determining the classification of reinsurance contracts as either primarily investment or insurance at inception. In addition, SOP 03-01 provides further guidance on the deferral of sales inducements. The Company is currently assessing the effect that adoption of SOP 03-01 will have on its combined financial statements and does not expect its effect to be material.

OneAmerica Financial Partners, Inc.
Notes to Financial Statements, continued


1.  Significant Accounting Policies, continued

In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities." SFAS No. 149 amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts (collectively referred to as derivatives) and for hedging activities under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS No. 149 is effective for contracts entered into or modified after June 30, 2003. The adoption of SFAS No. 149 did not have a material impact on the Company's combined financial statements.

In May 2003, the FASB issued SFAS No. 150, "Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity." SFAS No. 150 establishes standards for how an issuer classifies and measures certain financial instruments with characteristics of both liabilities and equity. It requires that an issuer classify a financial instrument that is within its scope as a liability (or an asset in some circumstances). Many of those instruments were previously classified as equity. SFAS No. 150 is effective for financial instruments entered into or modified after May 31, 2003. The Company believes that the adoption of SFAS No. 150 will not have a material impact on the Company's combined financial statements.


2.  Acquisitions and Other Significant Transactions

In October 2003, OneAmerica issued $200 million 7% senior notes due in 2033. The proceeds are intended to be used for general corporate purposes, including possible acquisitions, mergers, combinations or similar arrangements. Refer to
Note 10 - Surplus Notes, Notes Payable and Lines of Credit for further detail. OneAmerica utilized a portion of the proceeds in October 2003 to acquire R.E. Moulton, Inc., a medical stop-loss managing general underwriter for approximately $27 million.

In January 2002, Pioneer Mutual Life Insurance Company (PML) of Fargo, North Dakota, joined AUMIHC as a wholly owned subsidiary of OneAmerica. Simultaneous with the merger, PML converted to a stock insurance company. The policyholders of PML became members of AUMIHC upon completion of the reorganization in 2002, while their contract rights remain with PML. This transaction involved the combination of two "mutual enterprises" and was accounted for as a pooling of interests in accordance with SFAS No. 141.

On July 1, 2002, Employers Reinsurance Corporation ("ERC") began reinsuring the majority of the Company's reinsurance operations, including its life, long term care and international reinsurance business. The transaction structure involved two indemnity reinsurance agreements and the sale of certain assets. The liabilities and obligations associated with the reinsured contracts remain on the balance sheet of the Company with a corresponding reinsurance receivable from ERC. The transaction included a transfer of reserves to ERC of approximately $574.5 million and ERC paid a ceding commission to the Company of approximately $174.3 million, net of certain assets sold. In connection with the transaction, a trust account has been established which provides for securities to be held in support of the reinsurance receivables. The market value of investments held in trust was $714.6 million at December 31, 2003.

As a result of the ERC transaction, an adjusted deferred gain of approximately $107 million was generated, and was recorded as a deferred gain on the Company's balance sheet in accordance with the requirements of SFAS 113, "Reporting for Reinsurance of Short-Duration and Long-Duration Contracts." The gain will be amortized into earnings at the rate that earnings on the reinsured business are expected to emerge. In 2003, the deferred gain was adjusted by $2.9 million as part of a settlement related to the transaction. The Company recognized approximately $5 million and $3 million of deferred gain amortization in 2003 and 2002, respectively, which is included in other income.

In 2002, the Company implemented a cost reduction program which included the termination of certain personnel. This program resulted in additional expenses of approximately $4 million for 2002.

OneAmerica Financial Partners, Inc.
Notes to Financial Statements, continued

3.   Investments

The amortized cost and fair value of investments in fixed maturity securities by type of investment were as follows:



                                                               December 31, 2003

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
                                                                                Gross       Gross         Estimated
                                                               Amortized      Unrealized  Unrealized     Fair Value
                                                                  Cost          Gains      Losses
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

Available-for-sale:                                                                       (in millions)
Obligations of U.S. government, states,
    political subdivisions and
    foreign governments                                             $ 180.9       $ 10.2        $ 1.0      $ 190.1
Corporate securities                                                3,427.5        288.6         13.4      3,702.7
Mortgage-backed securities                                          1,262.5         52.4          7.9      1,307.0

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

                                                                  $ 4,870.9      $ 351.2       $ 22.3    $ 5,199.8

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------


                                                               December 31, 2002

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
                                                                                Gross       Gross         Estimated
                                                               Amortized      Unrealized  Unrealized     Fair Value
                                                                  Cost          Gains      Losses

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

Available-for-sale:                                                                       (in millions)
Obligations of U.S. government, states,
    political subdivisions and
    foreign governments                                           $   122.3       $ 12.6          $ -      $ 134.9
Corporate securities                                                2,986.2        280.7         35.3      3,231.6
Mortgage-backed securities                                          1,343.4         87.5          0.1      1,430.8

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

                                                                  $ 4,451.9      $ 380.8       $ 35.4    $ 4,797.3

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------


The following table shows our fixed maturity securities' gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2003.




---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
                                              Less Than 12 Months             12 Months or More            Total
                                            ---------------------------  --------------------------  ----------------------------
                                            -------------------------------------------------------------------------------------
Description of Securities                        Fair       Unrealized         Fair     Unrealized       Fair        Unrealized
                                                Value         Losses          Value       Losses         Value         Losses
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
                                                                        (in millions)
Obligations of U.S. government, states,
    political subdivisions and
    foreign governments                          $ 49.6          $ 1.0           $ -           $ -        $ 49.6           $ 1.0
Corporate securities                              511.6           12.8          14.3           0.6         525.9            13.4
Mortgage-backed securities                        278.6            7.9           0.8             -         279.4             7.9
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

                                                $ 839.8         $ 21.7        $ 15.1         $ 0.6       $ 854.9          $ 22.3

---------------------------------------------------------------------------------------------------------------------------------

OneAmerica Financial Partners, Inc.
Notes to Financial Statements, continued


3.  Investments, continued

In evaluating whether a decline in value is other than temporary, management considers several factors including, but not limited to; 1) the Company's ability and intent to retain the security for a sufficient amount of time to recover, 2) the extent and duration of the decline in value, 3) the probability of collecting all cash flows according to contractual terms in effect at acquisition or restructuring, 4) relevant industry conditions and trends, and 5) the financial condition and current and future business prospects of the issuer.

The amortized cost and fair value of fixed maturity securities at December 31, 2003, by contractual average maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                                                       Available-for-Sale
                                                                                         ------------------------------------------
                                                                                         ------------------------------------------
(in millions)                                                                                   Amortized Cost         Fair Value

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Due in one year or less                                                                                $ 91.9               $ 93.7
Due after one year through five years                                                                 1,173.1              1,262.0
Due after five years through 10 years                                                                 1,585.6              1,709.1
Due after 10 years                                                                                      757.8                828.0

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                      3,608.4              3,892.8
Mortgage-backed securities                                                                            1,262.5              1,307.0

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                    $ 4,870.9            $ 5,199.8

Net investment income consisted of the following:

Years ended December 31                                                                               2003 (in millions)        2002

-----------------------------------------------------------------------------------------------------------------------------------

Fixed maturity securities                                                                          $ 317.6                   $ 340.7
Equity securities                                                                                      0.7                       0.8
Mortgage loans                                                                                       104.8                     108.1
Real estate                                                                                           11.6                      11.6
Policy loans                                                                                          10.6                      11.1
Other                                                                                                 10.9                      12.7

-----------------------------------------------------------------------------------------------------------------------------------

Gross investment income                                                                              456.2                     485.0
Investment expenses                                                                                   18.7                      17.5

-----------------------------------------------------------------------------------------------------------------------------------

Net investment income                                                                              $ 437.5                   $ 467.5

-----------------------------------------------------------------------------------------------------------------------------------



Proceeds from the sales of investments in fixed maturities during 2003 and 2002 were approximately $364.5 million and $1,218.2 million, respectively. Gross gains of $15.3 million and $37.7 million, and gross losses of $8.7 million and $22.4 million were realized in 2003 and 2002, respectively. The change in unrealized appreciation of fixed maturities amounted to approximately ($16.5) million and $259.8 million in 2003 and 2002, respectively.

OneAmerica Financial Partners, Inc.
Notes to Financial Statements, continued


3.  Investments, continued


The Company has reported approximately $3.9 and $23.2 million in realized losses related to a decline in fair value below amortized cost that is deemed to be an other than temporary decline on $11.5 and $49.6 million of investments in fixed maturities and mortgages in 2003 and 2002, respectively. The Company does not continue to accrue income on those investments deemed uncollectible.

Realized investment gains (losses) consisted of the following:



Years ended December 31                                                                 2003     (in millions)        2002

---------------------------------------------------------------------------------------------------------------------------

Fixed maturity securities                                                              $ 6.6                        $ 15.3
Equity securities                                                                        0.4                          (3.0)
Other securities                                                                        (4.7)                         (0.2)
Other-than-temporary impairment                                                         (3.9)                        (23.2)

---------------------------------------------------------------------------------------------------------------------------

Realized investment losses                                                            $ (1.6)                      $ (11.1)


At December 31, 2003 and 2002, respectively, the net unrealized gain on equity securities was approximately $5.8 million and $.1 million. The net unrealized gain is comprised of all unrealized gains and no unrealized losses and has been reflected directly in equity. The change in the unrealized appreciation of equity securities amounted to approximately $5.7 million and $1.2 million in 2003 and 2002, respectively.

The Company maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. At December 31, 2003, the largest geographic concentrations of commercial mortgage loans were in California, Florida and Illinois, where approximately 23 percent of the portfolio was invested. A total of 33 percent of the mortgage loans have been issued on retail properties, primarily backed by long-term leases or guarantees from strong credits.

The Company had outstanding mortgage loan commitments at December 31, 2003, of approximately $49 million.

There were four investments that were non-income-producing at December 31, 2003, with a book value of $1.1 million.


4.   Other Comprehensive Income

Accumulated other comprehensive income consisted of the following:



At December 31                                                                     2003 (in millions)         2002

-----------------------------------------------------------------------------------------------------------------------

Unrealized appreciation:
      Fixed maturity securities                                                 $ 328.9                    $ 345.4
      Equity securities                                                             5.8                        0.1
Valuation allowance                                                               (99.6)                    (100.3)
Deferred taxes                                                                    (82.6)                     (85.6)
                                                                          --------------             --------------
Total unrealized appreciation, net of tax                                         152.5                      159.6
Minimum pension liability, net of tax                                                 -                       (6.5)

-----------------------------------------------------------------------------------------------------------------------

Accumulated other comprehensive income                                          $ 152.5                    $ 153.1

OneAmerica Financial Partners, Inc.
Notes to Financial Statements, continued


4. Other Comprehensive Income, continued

The components of comprehensive income, other than net income, are illustrated below:


Years ended December 31                                                                        2003 (in millions)          2002

--------------------------------------------------------------------------------------------------------------------------------

Other comprehensive income, net of tax:
Minimum pension liability adjustment,
    net of tax-2003, ($3.5); 2002, $3.5                                                       $ 6.5                      $ (6.5)
Unrealized appreciation on securities,
    net of tax-2003, $3.3; 2002, ($59.8)                                                       (6.2)                      127.8
Reclassification adjustment for gains (losses)
    included in net income,
    net of tax-2003, $.5; 2002, $5.4                                                           (0.9)                      (10.1)

--------------------------------------------------------------------------------------------------------------------------------

    Other comprehensive income, net of tax                                                   $ (0.6)                    $ 111.2

--------------------------------------------------------------------------------------------------------------------------------


5.   Deferred Policy Acquisition Costs


The balances of and changes in deferred policy acquisition costs are as follows:

Years ended December 31                                                                            2003 (in millions)     2002
-------------------------------------------------------------------------------------------------------------------------------

Balance, beginning of year                                                                      $ 427.0                $ 661.8
Capitalization of deferred acquisition costs                                                      127.2                  106.3
Amortization of deferred acquisition costs                                                        (77.8)                 (65.0)
Change in valuation allowance                                                                       0.7                  (79.1)
Disposition from reinsurance transaction                                                              -                 (197.0)
                                                                                         ---------------             ----------
Balance, end of year                                                                         $    477.1                 $427.0

-------------------------------------------------------------------------------------------------------------------------------

OneAmerica Financial Partners, Inc.
Notes to Financial Statements, continued


6.   Insurance Liabilities


Insurance liabilities consisted of the following:



                                                                                                         (in millions)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Withdrawal        Mortality or
                                                     Assumption        Morbidity            Interest              December 31,
                                                                       Assumption        Rate  Assumption       2003        2002

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Future policy benefits:
      Participating whole life contracts                Company            Company       2.5% to 6.0%          $ 871.0     $ 822.4
                                                        experience         experience
      Universal life-type contracts                       n/a               n/a               n/a                572.2       560.7
      Other individual life contracts                    Company          Company        2.5% to 8.0%            581.9       547.9
                                                        experience        experience
      Accident and health                                 n/a             Company             n/a                386.3       323.8
                                                                          experience
      Annuity products                                    n/a               n/a               n/a              3,910.4     3,721.0
      Group life and health                               n/a               n/a               n/a                533.7       461.0
Other policyholder funds                                  n/a               n/a               n/a                260.5       268.8
Pending policyholder claims                               n/a               n/a               n/a                327.6       430.0

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

      Total insurance liabilities                                                                            $ 7,443.6    $7,135.6

-----------------------------------------------------------------------------------------------------------------------------------


Participating life insurance policies represent approximately 48 percent and 54 percent of the net individual life insurance in force at December 31, 2003 and 2002, respectively. Participating policies represented approximately 97 percent and 47 percent of life premium income for 2003 and 2002, respectively. The amount of dividends to be paid is determined annually by the Board of Directors.

OneAmerica Financial Partners, Inc.
Notes to Financial Statements, continued


7.   Employees' and Agents' Benefit Plans


The Company has a noncontributory defined benefit pension plan covering substantially all employees. Company contributions to the employee plan are made periodically in an amount between the minimum ERISA required contribution and the maximum tax-deductible contribution. Contributions made to the plan were $15.5 million in 2003 and $6.6 million in 2002. Benefits paid in 2003 and 2002 were $8.3 million and $9.3 million, respectively. The following benefit information for the employees' defined benefit plan was determined by independent actuaries as of December 31, 2003 and 2002, respectively.




                                                                                            2003 (in millions)         2002

----------------------------------------------------------------------------------------------------------------------------

Actuarial present value of benefits
    for the employees' defined benefit plan                                               $ 75.5                     $ 65.0
Fair value of plan assets                                                                   62.5                       44.7

----------------------------------------------------------------------------------------------------------------------------

Funded status (deficit)                                                                  $ (13.0)                   $ (20.3)

----------------------------------------------------------------------------------------------------------------------------

Net periodic pension cost                                                                  $ 6.0                      $ 4.5

----------------------------------------------------------------------------------------------------------------------------


The Company was required to charge $6.5 million (net of tax) to other comprehensive income and establish a minimum pension liability at December 31, 2002. However, as a result of the fair value of plan assets exceeding the accumulated benefit obligation of $59.0 million (which excludes projected salary increases), the Company released the minimum pension liability and increased other comprehensive income by $6.5 million (net of tax) at December 31, 2003.

The Company has defined contribution plans that are 401(k) salary reduction/savings plans for employees. In general, quarterly contributions covering employees who have completed one full calendar year of service are made by the Company in amounts based upon the Company's financial results. Company contributions to the plan during 2003 and 2002 were $2.7 million and $1.5 million, respectively.

The Company has a defined contribution pension plan and 401(k) plan covering substantially all agents, except general agents. Contributions of 4.5 percent of defined commissions (plus 4.5 percent for commissions over the Social Security wage base) are made to the pension plan. An additional contribution of 3.0 percent of defined commissions is made to a 401(k) plan. Company contributions expensed for these plans for 2003 and 2002 were $.9 million and $.8 million, respectively.

The assets for most benefit plans are held by the Company under deposit administration and group annuity contracts.

The Company has entered into deferred compensation agreements with directors, certain employees, agents and general agents. These deferred amounts are payable according to the terms and conditions of said agreements and related liabilities are included in other liabilities. Annual costs of the agreements were $6.7 million and $9.3 million for 2003 and 2002, respectively.

The Company also provides certain health care and life insurance benefits (postretirement benefits) for retired employees and certain agents (retirees). Employees and agents with at least 10 years of plan participation may become eligible for such benefits if they reach retirement age while working for the Company.

OneAmerica Financial Partners, Inc.
Notes to Financial Statements, continued

7.  Employees' and Agents' Benefit Plans, continued



Accrued postretirement benefits as of December 31:                                      2003     (in millions)          2002

-----------------------------------------------------------------------------------------------------------------------------

Accumulated postretirement benefit obligation                                         $ 15.8                          $ 13.8
Net postretirement benefit cost                                                          3.4                             1.8
Company contributions                                                                    1.0                             1.0

-----------------------------------------------------------------------------------------------------------------------------


There are no specific plan assets for this postretirement liability as of December 31, 2003 and 2002. Claims incurred for benefits were funded by Company contributions. Company premium contributions for health coverage for retirees 65 and over are capped, and future increases in costs are intended to be borne by the covered retirees.

The following assumptions were used in determining the benefit obligations and net periodic benefit costs:

Weighted - average assumptions used to determine benefit obligation at December 31;



                                                                      Pension Benefits                         Other Benefits
                                                     ------------------------------------     ---------------------------------
                                                               2003                 2002                 2003             2002

-------------------------------------------------------------------------------------------------------------------------------

Discount rate                                                 6.50%                7.25%                6.25%            7.25%
Compensation increase rate                                    4.00%                4.00%                4.00%            4.00%
-------------------------------------------------------------------------------------------------------------------------------

Weighted -average assumptions used to determine net periodic benefit cost for the years ended December 31:



                                                                      Pension Benefits                         Other Benefits
                                                     ------------------------------------     ---------------------------------
                                                               2003                 2002                 2003             2002

-------------------------------------------------------------------------------------------------------------------------------

 Discount rate                                                7.25%                7.50%                7.25%            7.50%
 Expected long-term return on plan assets                     9.00%                9.00%                    -                -
 Compensation increase rate                                   4.00%                4.00%                4.00%            4.00%

-------------------------------------------------------------------------------------------------------------------------------

Assumed health care trend rates at December 31:
                                                                                                         2003             2002

-------------------------------------------------------------------------------------------------------------------------------

Health care trend rate assumed for next year                                                           12.50%           12.50%
Rate to which the cost trend rate is asumed to decline                                                  5.00%            5.00%
Year that the rate reaches the ultimate trend rate                                                       2014             2013

-------------------------------------------------------------------------------------------------------------------------------


Assumed health care trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage point change in assumed health care cost trend rates would have the following effects:


                                                                      1-Percentage point increase       1-Percentage point decrease
----------------------------------------------------------------------------------------------------------------------------

Effect on total of service and interest cost                                                   $0.7                   ($0.5)
Effect on postretirement benefit obligation                                                    $1.1                   ($0.7)

----------------------------------------------------------------------------------------------------------------------------

OneAmerica Financial Partners, Inc.
Notes to Financial Statements, continued

7.  Employees' and Agents' Benefit Plans, continued

On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the "Act") was signed into law. The Act introduces a prescription drug benefit under Medicare as well as a federal subsidy to qualifying sponsors of retiree healthcare benefit plans. The Company has elected to defer accounting for the Act until further guidance is provided as to how to calculate the expected benefit. Therefore, the valuation of the unfunded postretirement benefit obligation and the determination of the net postretirement benefit cost included in these financial statements does not reflect the effects of the Act on the plan. Specific authoritative guidance on the accounting for the federal subsidy is pending and that guidance, when issued, could require the Company to change previously reported information.


8.   Federal Income Taxes


A reconciliation of the income tax attributable to continuing operations computed at U.S. federal statutory tax rates to the income tax expense included in the statement of operations follows:




Years ended December 31                                                                  2003     (in millions)         2002

-----------------------------------------------------------------------------------------------------------------------------

Income tax computed at statutory tax rate                                              $ 27.4                          $ 5.7
    Tax-exempt income                                                                    (0.5)                          (0.9)
    Dividends received deduction                                                         (8.6)                          (3.5)
    Income tax paid on behalf of separate accounts                                        0.7                              -
    Other                                                                                (2.3)                           6.0

-----------------------------------------------------------------------------------------------------------------------------

    Income tax expense                                                                 $ 16.7                          $ 7.3

-----------------------------------------------------------------------------------------------------------------------------


The components of the provision for income taxes on earnings included current tax expense (benefit) of ($15.6) million and $33.8 million for the years ended
December 31, 2003 and 2002, respectively, and deferred tax expense (benefit) of $32.3 million and ($26.5) million for the years ended December 31, 2003 and 2002, respectively.



Deferred income tax assets (liabilities) as of December 31                               2003     (in millions)           2002

-------------------------------------------------------------------------------------------------------------------------------

Deferred policy acquisition costs                                                    $ (179.7)                        $ (160.1)
Investments                                                                              (4.9)                            (6.0)
Insurance liabilities                                                                   124.5                            136.7
Deferred gain on indemnity reinsurance                                                   27.2                             28.6
Minimum pension liability                                                                   -                              3.5
Unrealized appreciation of securities                                                   (82.6)                           (85.6)
Other                                                                                   (18.0)                           (18.6)

-------------------------------------------------------------------------------------------------------------------------------

    Deferred income tax liabilities                                                  $ (133.5)                        $ (101.5)

-------------------------------------------------------------------------------------------------------------------------------


Federal income taxes paid were $7.9 million and $38.5 million in 2003 and 2002, respectively. Current tax recoverables (payables) were $22.6 million and ($.9) million at December 31, 2003 and 2002, respectively.

OneAmerica Financial Partners, Inc.
Notes to Financial Statements, continued


9.   Reinsurance


The Company is a party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding companies for portions of the claims incurred. For individual life policies, the Company cedes the portion of the total risk in excess of $.5 million. For other policies, the Company has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage.

Certain statistical data with respect to reinsurance follows:



Years ended December 31                                                                 2003     (in millions)           2002

------------------------------------------------------------------------------------------------------------------------------

Direct statutory premiums                                                          $ 1,921.8                        $ 1,733.3
Reinsurance premiums assumed                                                           602.9                            604.1
Reinsurance premiums ceded                                                            (670.6)                          (530.6)

------------------------------------------------------------------------------------------------------------------------------

    Net statutory premiums                                                           1,854.1                          1,806.8

------------------------------------------------------------------------------------------------------------------------------

    Reinsurance recoveries                                                           $ 327.4                          $ 233.9

------------------------------------------------------------------------------------------------------------------------------


The Company reviews all reinsurance agreements for transfer of risk and evaluates the proper accounting methods based upon the terms of the contract. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, the Company would remain liable. Eight reinsurers account for approximately 87 percent of the Company's December 31, 2003, ceded reserves for life and accident and health insurance. These reinsurers maintain A.M. Best ratings between A++ and A-. The remainder of such ceded reserves is spread among numerous reinsurers. Refer to Note 2 - Acquisitions and Other Significant Transactions for details on the reinsurance transaction in 2002 with ERC.

The Company reported an after-tax net loss of approximately $15 million in 2001 related to the September 11, 2001 terrorist attack. The net loss included anticipated reinsurance recoveries from the Company's reinsurers. The Company continues to pay claims and recover amounts from the various reinsurance companies. The anticipated reinsurance recoveries are approximately $177 million at December 31, 2003 compared to $199 million at December 31, 2002. The
Company's reinsurance program provides adequate protection and consists of financially strong reinsurance companies. The Company has recorded no significant additional net loss in 2003 or 2002 related to the September 11th tragedy.


10.  Surplus Notes, Notes Payable and Lines of Credit

On February 16, 1996, AUL issued $75 million of surplus notes, due March 30, 2026. Interest is payable semi-annually on March 30 and September 30 at a 7.75 percent annual rate. Any payment of interest on or principal of the notes may be made only with the prior approval of the Commissioner of the Indiana Department of Insurance. The surplus notes may not be redeemed at the option of AUL or any holders of the surplus notes. Interest paid during 2003 and 2002 was $5.8 million in each year.

The Company has available a $100 million credit facility. No amounts have been drawn as of December 31, 2003. The available borrowing against the line of credit is reduced by a standby Letter of Credit related to certain reinsurance business totaling $28.5 million as of December 31, 2003.

OneAmerica Financial Partners, Inc.
Notes to Financial Statements, continued

10.  Surplus Notes, Notes Payable and Lines of Credit, continued

On October 6, 2003, the Company issued Senior Notes with a face value of $200 million, due October 15, 2033. Interest is payable semi-annually on April 15th and October 15th at a 7% annual rate. The notes are an unsecured senior obligation and will rank equally with any of the Company's senior unsecured indebtedness. The notes will effectively rank junior to any future secured indebtedness as to the assets securing such indebtedness and to all indebtedness and other obligations, including insurance and annuity liabilities, of the subsidiaries. The indenture for the Senior Notes imposes restrictions on stock transactions and indebtedness of subsidiaries, and includes conditions regarding mergers or consolidations.


Surplus Notes and Senior Notes:




                                                                                        2003 (in millions)          2002

-------------------------------------------------------------------------------------------------------------------------

Senior notes, 7%, due 2033                                                           $ 200.0                         $ -
Surplus notes, 7.75%, due 2026                                                          75.0                        75.0
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Total payables                                                                       $ 275.0                      $ 75.0
-------------------------------------------------------------------------------------------------------------------------


11.  Commitments and Contingencies


Various lawsuits have arisen in the ordinary course of the Company's business. In each of the matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact to operations or financial condition of the Company.

In 2002, the Company settled a dispute with a reinsurance customer that resulted in the return of premium totaling $15 million. This return of premium was recorded as a reduction in premium income in 2002.


12.  Statutory Information


AUL, State Life, PML and CNL prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the department of insurance for their respective state of domicile. Prescribed statutory accounting practices (SAP) currently include state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state, as well as practices described in National Association of Insurance Commissioners' (NAIC) publications.


A reconciliation of SAP surplus to GAAP equity at December 31 follows:


At December 31                                                                2003     (in millions)          2002

-------------------------------------------------------------------------------------------------------------------

    SAP surplus                                                            $ 718.7                         $ 695.9
    Deferred policy acquisition costs                                        577.3                           531.6
    Adjustments to policy reserves                                          (155.8)                         (155.6)
    Asset valuation and interest maintenance reserves                         76.8                            54.6
    Unrealized gain on invested assets, net                                  152.5                           159.6
    Surplus notes                                                            (75.0)                          (75.0)
    Deferred gain on indemnity reinsurance                                   (98.7)                         (107.1)
    Deferred income taxes                                                    (70.1)                          (43.1)
    Other, net                                                                35.4                            39.3

-------------------------------------------------------------------------------------------------------------------

    GAAP equity                                                          $ 1,161.1                       $ 1,100.2

-------------------------------------------------------------------------------------------------------------------

OneAmerica Financial Partners, Inc.
Notes to Financial Statements, continued


12.  Statutory Information, continued

A reconciliation of SAP net income to GAAP net income for the years ended December 31 follows:



Years ended December 31                                                                2003      (in millions)           2002

------------------------------------------------------------------------------------------------------------------------------

    SAP net income (loss)                                                            $ 55.8                           $ (37.7)
    Deferred policy acquisition costs                                                  23.8                              28.3
    Adjustments to policy reserves                                                      7.5                              26.5
    Interest maintenance reserve
      adjustment on reinsurance transactions                                            0.5                             (16.5)
    Deferred income taxes                                                             (32.3)                             26.5
    Other, net                                                                          6.2                             (18.0)

------------------------------------------------------------------------------------------------------------------------------

    GAAP net income                                                                  $ 61.5                             $ 9.1

------------------------------------------------------------------------------------------------------------------------------


Life insurance companies are required to maintain certain amounts of assets on deposit with state regulatory authorities. Such assets had an aggregate carrying value of $30.5 million and $22.3 million at December 31, 2003 and 2002, respectively.

State statutes and the mutual insurance holding company law limit dividends from AUL and PML to OneAmerica. No such distributions were made in 2003 or 2002. State statutes allow the greater of 10 percent of statutory surplus or 100 percent of net income as of the most recently preceding year-end to be paid as dividends without prior approval from state insurance departments. Under state statutes, dividends would be limited to approximately $65 million in 2004.


13.  Fair Value of Financial Instruments

The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time. They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the table should not be construed as the underlying value of the Company.

The disclosure of fair value information about certain financial instruments is based primarily on quoted market prices. The fair values of short-term investments and policy loans approximate the carrying amounts reported in the balance sheets. Fair values for fixed maturity and equity securities, and surplus notes payable are based on quoted market prices where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities.

OneAmerica Financial Partners, Inc.
Notes to Financial Statements, continued


13.  Fair Value of Financial Instruments, continued

The estimated fair values of the liabilities for interest-bearing policyholder funds approximate the statement values because interest rates credited to account balances approximate current rates paid on similar funds and are not generally guaranteed beyond one year. Fair values for other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The fair values of certain financial instruments, along with the corresponding carrying values at December 31, 2003 and 2002, follow:


                                                                             2003                             2002
(in millions)                                              Carrying Amount     Fair Value      Carrying Amount     Fair Value

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

Fixed maturity securities - available-for-sale:                   $ 5,199.8        $ 5,199.8          $ 4,797.3         $ 4,797.3
Equity securities                                                      40.7             40.7               15.4              15.4
Mortgage loans                                                      1,323.2          1,448.5            1,286.5           1,439.3
Policy loans                                                          169.1            169.1              168.0             168.0
Surplus notes and notes payable                                       275.0            283.6               75.0              70.9
Short-term & other invested assets                                     18.9             18.9               24.1              24.1

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

================================================================================
          No dealer, salesman or any other person is authorized by the AUL American Individual Variable Annuity Unit Trust to give any information or to make any representation other than as contained in this Statement of Additional Information in connection with the offering described herein.

          There has been filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, with respect to the offering herein described. For further information with respect to the AUL American Individual Variable Annuity Unit Trust, AUL and its variable annuities, reference is made thereto and the exhibits filed therewith or incorporated therein, which include all contracts or documents referred to herein.

          The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.
================================================================================





              INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY
                                   STARPOINT

                      Individual Variable Annuity Contracts

                                     Sold By

                                 AMERICAN UNITED
                            LIFE INSURANCE COMPANY(R)

                               One American Square
                           Indianapolis, Indiana 46282
                       STATEMENT OF ADDITIONAL INFORMATION



                               Dated: May 1, 2004



================================================================================

                            Part C: Other Information

Item 24.  Financial Statements and Exhibits

(a) Financial Statements
    1. Included in Prospectus (Part A):
       Condensed Financial Information (3)

    2. Included in Statement of Additional Information (Part B):
       (a) Financial Statements of OneAmerica Financials Partners, Inc.(3) Report of Independent Auditors
           Combined Balance Sheets as of December 31, 2003 and 2002 Combined Statements of Operations for years ended
            December 31, 2003 and 2002
           Combined Statements of Changes in Shareholder's Equity and
             Comprehensive Income as of December 31, 2003, 2002 and 2001 Combined Statements of Cash Flows for the years ended
             December 31, 2003 and 2002
           Notes to Financial Statements

        (b) Financial Statements of AUL American Individual Variable Annuity Unit Trust(3)
            A Message from the President of American United Life Insurance
             Company(R)
            Report of Independent Auditors
            Statements of Net Assets as of December 31, 2003
            Statements of Operations as of December 31, 2003
            Statements of Changes in Net Assets as of December 31, 2003 and 2002 Notes to Financial Statements


(b)      Exhibits
         1. Resolution of the Executive Committee of American United Life Insurance Company(R) ("AUL") establishing AUL American Individual Unit Trust(1)

         2. Not applicable


         3. Distribution Agreement between American United Life Insurance Company(R) and OneAmerica Securities, Inc.


         4. Individual Variable Annuity Contract Forms
            4.1 Flexible Premium Variable Annuity Contract FPIVA99 as amended by
                Substitute Pages for Flexible Premium Variable Annuity Contract IVA2002(1)
            4.2 Enhanced Death Benefit Rider(1)
            4.3 Guaranteed Minimum Annuitization Benefit Rider(1)
            4.4 Long Term Care Facility & Terminal Illness Benefit Rider(1)
            4.5 Policy Death Benefit Endorsement(1)
            4.6 Extra Credit Premium Rider(1)
            4.7 Withdrawal Charge Reduction Rider(1)
            4.8 Earnings Benefit Rider(1)
            4.9 Enhanced Earnings Benefit Rider(1)

         5. Individual Variable Annuity Enrollment Form(1)

         6. Certificate of Incorporation and By-Laws of the Depositor
            6.1 Articles of Merger between American Central Life Insurance
                Company and United Mutual Life Insurance Company(1)
            6.2 Certification of the Indiana Secretary of State as to the filing of the Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company(1)

            6.3 Second Amended and Restated Articles of Incorporation of
                American United Life Insurance Company(R)(3)
            6.4 Second Amended and Restated Bylaws of American United Life
                Insurance Company(R)(3)

         7. Not applicable

         8. Form of Participation Agreements:
            8.1 Form of Participation Agreement with Alger American Fund(1)
            8.2 Form of Participation Agreement with American Century Variable
                Portfolios(1)
            8.3 Form of Participation Agreement with Calvert Variable
                Series, Inc.(1)
            8.4 Form of Participation Agreement with Fidelity Variable Insurance
                Products Fund(1)
            8.5 Form of Participation Agreement with Fidelity Variable Insurance
                Products Fund II(1)
            8.6 Form of Participation Agreement with Janus Aspen Series(1)
            8.7 Form of Participation Agreement with PBHG Funds, Inc.(1)
            8.8 Form of Participation Agreement with Safeco Resource Series
                Trust(1)
            8.9 Form of Participation Agreement with T. Rowe Price Equity
                Series, Inc.(1)
            8.10 Form of Participation Agreement with INVESCO Variable
                 Investment Funds, Inc.(1)
            8.11 Form of  Amendment to the  Participation  Agreement  between
                 American United Life Insurance Company(R) and PBHG Insurance Series Fund(2)
            8.12 Form of  Participation  Agreement  between  American  United
                 Life Insurance Company(R) and Neuberger Berman Advisers Management Trust(2)

            8.13 Form of  Participation  Agreement  between  American  United
                 Life Insurance Company(R) and AIM Variable Insurance Funds (3)

            8.14 Form of  Participation  Agreement  between  American  United
                 Life Insurance Company(R) and Dreyfus Investment Portfolios and Dreyfus Variable Investment Fund (3)


         9. Opinion and Consent of Associate General Counsel of AUL as to the legality of the Contracts being registered(1)

        10. Miscellaneous Consents

            10.1  Consent of Independent Auditors(3)

            10.2  Powers of Attorney(2)

        11. Not applicable

        12. Not applicable



--------------------------------------------------------------------------------

(1) Filed with the Registrant's Registration Statement on September 5, 2002
(2) Filed with the Registrant's Post-Effective Amendment No. 1 to the Registration Statement on April 30, 2003
(3) Filed with the Registrant's Post-Effective Amendment No. 2 to the Registration Statement on April 28, 2004

Item 25. Directors and Officers of AUL

Name and Address                   Positions and Offices with AUL
----------------                   ------------------------------

Jerry D. Semler*                   Chairman of the Board and Chief Executive Officer,
                                   American United Life Insurance Company (9/91 - present);
                                   President, AUL (1980 - 2/03); Chairman of the AUL Acquisition
                                   Committee

John R. Barton*                    Senior Vice President, Group Life & Health Division
                                   (1/99 - present); Director, AUL (12/00 - present)

J. Scott Davison*                  Senior Vice President, Strategic Planning and Corporate Development
                                   (7/02 - present); Director, AUL (7/02 - present) Vice President,
                                   Corporate Planning (1/00 - 7/02)

Constance E. Lund*                 Senior Vice President, Corporate Finance (1/00 - present);
                                   Director, AUL, (12/00 - present); Vice President, Reporting and Research (1/99 - 1/00); Assistant Vice President,
                                   Reporting & Research (5/95 - 1/99)

Dayton H. Molendorp*               Executive Vice President, AUL (2/03 - present); Senior Vice President,
                                   Individual Division (9/99 - 2/03); Director, AUL, (12/00 - present);
                                   Vice President, Individual Division (11/98 - 9/99);
                                   Vice President, Marketing, Individual Division (6/92 - 9/98)

R. Stephen Radcliffe*              President, AUL (2/03 - present); Executive Vice President, AUL (8/94 - present);
                                   Director, AUL (2/91 - present)

Mark C. Roller*                    Senior Vice President, Human Resources & Corporate Support,
                                   (12/01 - present); Director, AUL (12/01 - present); Vice President
                                   Human Resources, (11/99 - 12/01); Vice President, Corporate
                                   Planning, (9/95 - 11/99)

G. David Sapp*                     Senior Vice President, Investments (1/92 - present);
                                   Director, AUL (12/00 - present)

Thomas M. Zurek*                   General Counsel & Secretary (8/02 - present);
                                   Director, AUL (8/02 - present)

----------------------------------------------

*One American Square, Indianapolis, Indiana 46282


Item 26. Persons Controlled by or Under Common Control with Registrant

AMERICAN UNITED LIFE INSURANCE COMPANY ("AUL") is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company.

AMERICAN UNITED MUTUAL INSURANCE HOLDING COMPANY ("AUMIHC") is a mutual holding company created on December 17, 2000, under the laws of the state of Indiana. The rights of policyowners of American United Life Insurance Company, including the right to elect directors to the Board of Directors, reside with this entity, which must hold at least 51% of the voting stock of the stock holding company, OneAmerica Financial Partners, Inc.

AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST (File No. 811-8311), is a separate account of AUL, organized for the purpose of the sale of individual variable life insurance products.

AUL REINSURANCE MANAGEMENT SERVICES, LLC ("RMS") is a limited liability company organized under the laws of Indiana on November 3, 1999. RMS is a reinsurance manager. Since divestiture of AUL's reinsurance division, all remaining reinsurance and AUL Long Term Care Solutions, Inc. was transferred to GE Employers Reinsurance Corporation on July 1, 2002. RMS wholly owns these subsidiaries: AUL Reinsurance Management Services, Canada, Ltd.; and AUL Reinsurance Management Services (Bermuda) Ltd. AUL has acquired a 100% equity interest in that company.

CNL FINANCIAL CORPORATION ("CNL") is a holding company organized under the laws of Georgia. CNL owns, directly or indirectly, five subsidiaries which include two Georgia domiciled insurers, Cherokee National Life Insurance Company ("CNLI") and CNL / Insurance America, Inc. ("CIA") as well as CNL / Resource Marketing Corporation, a Georgia corporation, CNL Technology Group, Inc., a Georgia corporation, and Commodore National Reinsurance Company, Ltd., a Nevis corporation. On December 18, 2000, AUL acquired CNL and its affiliates in a transaction that was approved by the Georgia Commissioner of Insurance on December 8, 2000. In 2002, Kentucky Investors, Inc., a Kentucky corporation, purchased 400,000 shares of CNLI's preferred stock. CNLI markets credit life and credit disability coverage throughout the southeastern region of the United States, and CIA markets property and casualty insurance coverage in the same geographic area. As a result of the transaction, AUL has acquired 100% of the outstanding common shares in CNL.

FIRST FINANCIAL REINSURANCE COMPANY, LTD ("First Financial") is a Turks and Caicos, British West Indies domestic insurance company whose business is the reinsurance of credit life and disability risks issued through a bank subsidiary of its parent, First Financial Corporation. On June 30, 1999, AUL invested $400,000 and received 1,300 shares of preferred stock in First Financial, until then a wholly-owned subsidiary of First Financial Corporation. As a result of the transaction, AUL has acquired a 20.6% equity interest in that company.

FOUNTAIN SQUARE LIFE REINSURANCE COMPANY ("Fountain Square") was incorporated on December 31, 2002 and is a company domiciled in the Turks and Caicos, British West Indies whose business is the reinsurance of credit life and disability risks issued through its parent, Fifth-Third Banc Corp. The new entity is the successor of its predecessor, Fountain Square Insurance Company, by operation of law and possesses all of the rights and powers of its predecessor and is subject to all the restrictions, debts, liabilities, etc., of the former entity. AUL received 260 shares of preferred stock of Fountain Square, in exchange for 26,000 shares of preferred stock of Fountain Square Insurance Company. AUL owned the same percentage of the outstanding stock of Fountain Square as it owned in Fountain Square Insurance Company. The Fountain Square Insurance Company stock was valued at $96.16 per share and the Fountain Square stock is valued at $9,616.00 per share. On December 23, 2003, AUL invested $2,501,031.75 and received 260 shares of preferred stock in Fountain Square. As a result of the transaction, AUL has acquired a 20.6% equity interest in that company.

HUNTINGTON CREDIT REINSURANCE COMPANY ("Huntington") is an Arizona domestic insurance company whose business is the reinsurance of credit life and disability risks issued through its parent, Huntington Bancshares, Inc. On December 20, 2001, AUL invested $2,500,000 and received 26,000 shares of preferred stock in Huntington, until then a wholly-owned subsidiary of Huntington Bancshares, Inc. As a result of the transaction, AUL has acquired a 22.4% equity interest in that company.

INTEGRA REINSURANCE CO., LTD. ("Integra") Integra, is a Turks and Caicos, British West Indies domestic insurance company whose business is the reinsurance of credit life and disability risks issued through a bank subsidiary of its parent, Integra Bank Corporation. On June 27, 2003, AUL invested $400,000 and received 1,300 shares of preferred stock in Integra, until then a wholly-owned subsidiary of Integra Bank Corporation. As a result of this transaction, AUL has acquired a 20.6% equity interest in that company.

OLD KENT FINANCIAL LIFE INSURANCE COMPANY ("Old Kent") is an Arizona domestic insurance company whose business is the reinsurance of credit life and disability risks issued through its parent, Fifth-Third Banc Corp. On August 16, 2001 AUL invested $1,250,000 and received 29,000 shares of preferred stock in Old Kent, until then a wholly-owned subsidiary of Fifth-Third Banc Corp. As a result of the transaction, AUL has acquired a 20.6% equity interest in that company.

ONEAMERICA FINANCIAL PARTNERS, INC. ("OAFP") is the stock holding company which owns all of the shares of American United Life Insurance Company, formerly an Indiana mutual insurance company, which is now an Indiana stock insurance company.

ONEAMERICA FUNDS, INC. (the "Fund") (formerly AUL American Series Fund, Inc. (File No. 811-5850) was incorporated under the laws of Maryland on July 26, 1989, and is an open-end management investment company under the Investment Company Act of 1940. It was established for the primary purpose of providing a funding vehicle for group and individual variable annuity contracts known as American Series Contracts. On May 1, 2002, the name of this corporation was changed. The prior name was AUL American Series Funds, Inc. As of December 31, 2003, there are 600 million authorized shares; currently, 582 million shares have been allocated and issued. AUL owns 0.00 percent of Equity, 0.00 percent of Bond, 0.00 percent of Managed and 0.00 percent of Money Market shares as of December 31, 2003. As a result of the transaction, the separate accounts of AUL have acquired a 100% equity interest in the fund.

ONEAMERICA SECURITIES, INC. (formerly AUL Equity Sales Corp.) (Broker Dealer No. 801-56819) is a wholly owned subsidiary of AUL, was incorporated on June 4, 1969, and acts as a broker-dealer of securities products. On January 1, 2002, the name of this corporation was changed. The prior name was AUL Equity Sales Corp. As of December 31, 2003, the total number of shares, all without par value, that the corporation is authorized to issue is 1,000 shares. As of December 31, 2003, 400 shares are issued and outstanding, all of which were purchased and are owned by AUL. As a result of the transaction, AUL has acquired a 100% equity interest in that company. This entity also acts as the Distributor of the variable life and variable annuity contracts issued by American United Life Insurance Company.

PIONEER MUTUAL LIFE INSURANCE COMPANY ("PML") is a North Dakota domestic insurance company whose principal business is the sale of life insurance policies and annuity contracts. During calendar year 2001, Pioneer, pursuant to the authority of the North Dakota and Indiana Insurance Commissioners, and with the approval of its members, reorganized from a mutual insurance company to become part of AUMIHC. Effective January 1, 2002, Pioneer is wholly owned by AUMIHC and its former members are now voting members of AUMIHC. As a result of the transaction, AUL has acquired a 0% equity interest in that company.

STATE LIFE INSURANCE COMPANY ("State Life") is an Indiana domestic mutual insurance company without voting securities whose principal business is the sale of life insurance and annuity contracts. The State Life Insurance company became part of the insurance holding company system on September 23, 1994. Under the terms of the Agreement of Strategic Alliance between AUL and State Life and the mutual insurance holding company conversion, the Boards of Directors of AUMIHC and State Life are currently comprised of similar members. This has been held by the Commissioner to constitute an acquisition of control by AUMIHC.

R. E. MOULTON, INC. ("RE Moulton") is a Massachusetts corporation operating as a managing general agent for employer stop-loss insurance policies issued to self-funded employee benefit plans. Effective October 1, 2003, OneAmerica purchased 100% of the outstanding stock of R.E. Moulton, Inc. for $27,400,000. As a result of this transaction, AUL has acquired a 0% equity interest in that company.


REGISTRANT (AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST (File No. 811-9193)), AUL AMERICAN INDIVIDUAL UNIT TRUST (File No. 811-8536), and AUL AMERICAN UNIT TRUST (File No. 811-5929) are separate accounts of AUL, organized for the purpose of the sale of group and individual variable annuity contracts, respectively.


Item 27. Number of Contractowners


As of March 31, 2004, AUL has issued 10,353 Individual variable annuity contracts associated with the Registrant, 937 of which are the No Withdrawal Charge contracts (DirectPoint); 7,396 of which are the SelectPoint contracts; and, 2,020 of which are the StarPoint contracts.


Item 28. Indemnification


Article  IX,  Section  1  of  the  Second  Amended  and  Restated   Articles  of
Incorporation of American United Life Insurance Company(R) provides as follows:

(a) Coverage. The Corporation shall indemnify as a matter of right every person made a party to a proceeding because such person (an "Indemnitee") is or was:

     (i)  a member of the Board of Directors of the Corporation,

     (ii) an officer of the Corporation, or

     (iii)while a director or officer of the Corporation, serving at the Corporation's request as a director, officer, partner, trustee, member, manager, employee, or agent of another foreign or domestic corporation, limited liability company, partnership, joint venture, trust, employee benefit plan, or other enterprise, whether for profit or not,

Notwithstanding the foregoing, it must be determined in the specific case that indemnification of the Indemnitee is permissible in the circumstances because the Indemnitee has met the standard of conduct for indemnification specified in Indiana Code 27-1-7.5-8 (or any successor provision). The Corporation shall pay for or reimburse the reasonable expenses incurred by an Indemnitee in connection with any such proceeding in advance of final disposition thereof in accordance with the procedures and subject to the conditions specified in Indiana Code 27-1-7.5-10 (or any successor provision). The Corporation shall indemnify as a matter of right an Indemnitee who is wholly successful, on the merits or otherwise, in the defense of any such proceeding, against reasonable expenses incurred by the Indemnitee in connection with the proceeding without the requirement of a determination as set forth in the first sentence of this paragraph.

(b) Determination. Upon demand by a person for indemnification or advancement of expenses, as the case may be, the Corporation shall expeditiously determine whether the person is entitled thereto in accordance with this Article and the procedures specified in Indiana Code 27-1-7.5-12 (or any successor provision).

Effective Date. The indemnification provided under this Article shall apply to any proceeding arising from acts or omissions occurring before or after the adoption of this Article.


Item 29. Principal Underwriters

     a. Other Activity. In additional to Registrant, OneAmerica Securities, Inc. acts as the principal underwriter for policies offered by AUL through AUL American Individual Unit Trust (File No. 811-08536), AUL American Unit Trust (File No. 811-05929) and AUL American Individual Variable Life Unit Trust (File No. 811-08311).


     b.   Management.   The  directors  and  principal  officers  of  OneAmerica
          Securities, Inc. are as follows:

          Name and Principal                      Positions and Offices
          Business Address*                       with OneAmerica Securities, Inc.
          -------------------                     --------------------------------


          R. Dempsey Adkins                       Director


          Constance E. Lund                       Treasurer; Director

          Dayton H. Molendorp                     Vice President, Individual Marketing
                                                   Services; Director

          R. Stephen Radcliffe                    Chairman of the Board; Director

          John C. Swhear                          Secretary

          Rachel F. Tomasek                       Vice President, Operations




          Joseph M. Urban                         President; Chief Compliance Officer;
                                                   Financial Operations Principal; Director

          John W. Zeigler                         Vice President, Insurance Agency Registrations
------------------------------

* The Principal  business  address of all of the persons  listed is One American
Square, Indianapolis, Indiana 46282


     (c)  Not applicable

Item 30. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the investment Company Act of 1940 and the rules under that section will be maintained at One American Square, Indianapolis, IN 46282.


Item 31. Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 32. Undertakings

The registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


Additional Representations:

(a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. IP-6-88 (November 28, 1988) with respect to annuity contract offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1) - (4) of this letter have been complied with.

(b) The Registrant represents that the aggregate fees and charges deducted under the variable annuity contracts are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Indianapolis, and the State of Indiana on this 28th day of April, 2004.


                             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
                                            (Registrant)

                               By:  American United Life Insurance Company

                               By:  ____________________________________________
                                    Name:  R. Stephen Radcliffe*
                                    Title: President

                               AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                                            (Depositor)

                               By:  ____________________________________________
                                    Name:  R. Stephen Radcliffe
                                    Title: President



* By:   /s/ John C. Swhear
       _____________________________________
       John C. Swhear as attorney-in-fact

Date: April 28, 2004


As required by the Securities Act of 1933, this Post Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                           Title                     Date
---------                           -----                     ----

_______________________________     Director                   April 28, 2004
John R. Barton*


_______________________________     Director                   April 28, 2004
J. Scott Davison*


_______________________________     Director, Principal        April 28, 2004
Constance E. Lund*                  Financial and Accounting
                                    Officer

_______________________________     Director                   April 28, 2004
Dayton H. Molendorp*


_______________________________     Director                   April 28, 2004
R. Stephen Radcliffe*


_______________________________     Director                   April 28, 2004
Mark C. Roller*


_______________________________     Director                   April 28, 2004
G. David Sapp*


_______________________________     Director                   April 28, 2004
Jerry D. Semler*



_______________________________     Director                   April 28, 2004
Thomas M. Zurek*




    /s/ John C. Swhear
___________________________________________
*By: John C. Swhear as Attorney-in-fact

Date:  April 28, 2004

                                  EXHIBIT LIST


 Exhibit
 Number in Form
 N-4, Item 24(b)      Name of Exhibit
----------------      ---------------


     3 Distribution Agreement between American United Life Insurance Company(R) and OneAmerica Securities, Inc.

     6.3 Second Amended and Restated Articles of Incorporation of American United Life Insurance Company(R)

     6.4 Second Amended and Restated By-Laws of American United Life Insurance Company(R)

     8.13 Form of Participation Agreement between AIM Variable Insurance Funds and American United Life Insurance Company

     8.14 Form of Participation Agreement between Dreyfus Investment Portfolios and Dreyfus Variable Investment Fund and American United Life Insurance Company

    10.1              Consent of Independent Auditors